UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07917

Wilshire Variable Insurance Trust

(Exact name of registrant as specified in charter)

Wilshire Associates Incorporated

1299 Ocean Avenue, Suite 700

Santa Monica, CA 90401

(Address of principal executive offices) (Zip code)

David Lebisky

c/o PFPC Inc.

760 Moore Rd.

King of Prussia, PA 19406

(Name and address of agent for service)

registrant’s telephone number, including area code: 610-382-8667

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

[LOGO] OF WILSHIRE VIT

                               SEMI-ANNUAL REPORT
                                  (Unaudited)

                                  EQUITY FUND
                                 BALANCED FUND
                                  INCOME FUND
                           SHORT-TERM INVESTMENT FUND
                             SMALL CAP GROWTH FUND
                           INTERNATIONAL EQUITY FUND
                           SOCIALLY RESPONSIBLE FUND
                              2010 AGGRESSIVE FUND
                               2010 MODERATE FUND
                             2010 CONSERVATIVE FUND
                               2015 MODERATE FUND
                               2025 MODERATE FUND
                               2035 MODERATE FUND
                               2045 MODERATE FUND

                                 June 30, 2006
                               -----------------

                    ---------------------------------------

      This report must be preceded or accompanied by a current prospectus.

Shares of the Wilshire Variable Insurance Trust are distributed by PFPC
Distributors, Inc.

Dear Shareholders:

We are pleased to present this Semi-Annual report to all shareholders of the
Wilshire Variable Insurance Trust (the "Funds"). This report covers the six month period ended June 30, 2006 (the "Period"), for the Equity, Balanced,
Income, Short-Term Investment, Small Cap Growth, International Equity, Socially
Responsible, 2010 Aggressive, 2010 Moderate, 2010 Conservative, 2015 Moderate,
2025 Moderate, 2035 Moderate and 2045 Moderate Funds.

Market Environment

During the first quarter, small capitalization stocks outperformed large capitalization stocks. And within small caps, the growth style stocks were favored over value stocks. Due to the market volatility in the second quarter, value outperformed growth across the capitalization spectrum and a reversal of small capitalization stocks to large capitalization stocks fared better as investor's appetite for riskier investments lessened. Energy and Utilities were the best performing sectors in the second quarter. Meanwhile, Healthcare lagged the overall market and Information Technology was the worst performing sector in the second quarter.

During the second quarter, the Federal Reserve pushed the Federal Funds rate to
5.25%, marking the 17th consecutive increase in key Fed Funds rate since 2004.
The U.S. Bond market posted returns in negative territory as the Federal Reserve
Bank continued their tightening of monetary policy. For the Period, the Lehman
Aggregate Bond Index, a broad measure of investment grade bonds, posted a return of (0.72)%. The yield curve remained extremely flat. The markets remain cautious about the effect of further tightening and this has increased the level of volatility seen, not just in bond markets, but in other asset markets as well.

Despite that the first half of the year ended in a bit of turbulence, economic data shows consumer confidence was higher than expected according to the index released by the Conference Board. GDP growth remains strong. Oil prices continued to rise ending the Period at $74/barrel. Investors have a growing concern over inflation but it is relatively stable thus far.

Over the Period, we have made several changes to three of the Wilshire Variable
Insurance Trust Funds. In the Socially Responsible Fund, we made a change to the investment mandate of the fund's current sub-adviser, Alliance Bernstein L.P., from large cap value to large cap core benchmarked against the S&P 500 Index;
this change took place in the middle of May 2006. In June, two of the sub-advisers in the Small Cap Growth Fund were terminated and the assets were moved to the two new sub-advisers in the Small Cap Growth Fund, BNY Asset
Management (Bank of New York) and CopperRock Capital Partners, LLC. The change occurred to improve the Small Cap Growth Fund's style consistency and performance. Also in June, we re-structured the International Equity Fund in a core/satellite approach, thereby, replacing The Boston Company Asset Management,
LLC's (the "Boston Company") International Value strategy and New Star
Institutional Managers Limited's International Growth strategy with the Boston
Company's International Core strategy and PanAgora Asset Management, Inc.'s
International Equity Index strategy. The International Equity Fund's new core/satellite structure is expected to offer a more consistent portfolio tracking to the benchmark. We feel the Funds are well served with the latest changes.

Sincerely,

/s/ Lawrence E. Davanzo
-----------------------------------
Lawrence E. Davanzo, President

                                        1

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
EQUITY FUND
COMMENTARY

             Average Annual Total Return
     Six Months Ended 06/30/06 .........     3.36%*
     One Year Ended 06/30/06 ...........     9.25%
     Five Years Ended 06/30/06 .........     3.64%
     Ten Years Ended 06/30/06 ..........     5.22%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all dividends and distributions. Annuity contract fees are not reflected in returns.
*Not Annualized.

During certain periods since inception, certain fees and expenses were waived and reimbursed. For the six months ended 06/30/06, fees totaling 0.05% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.

                          PORTFOLIO SECTOR WEIGHTING**
                             (As of June 30, 2006)

Utilities                                2.5%
Materials                                2.6%
Telecommunications Services              4.0%
Consumer Staples                         8.8%
Health Care                              9.9%
Industrials                             10.2%
Energy                                  10.9%
Financials                              27.3%
Information Technology                  12.4%
Consumer Discretionary                  11.4%

Wilshire Associates structures the management of the Equity Fund (the "Fund") to be a diversified strategy with tactical value style orientation. During the period, the Fund was managed by three sub-advisers, Alliance Bernstein L.P.,
Wellington Management Company, LLP and Mellon Equity Associates, LLP. The Fund
posted year-to-date total return of 3.36% while the S&P 500 index returned 2.71%
during the same period. As was the case for the first half of this year, the
Fund should outperform the broad market during periods when value style outperforms.

During the first half of the year, two of the three managers outperformed the
S&P 500.  The Fund's better performance was attributable to the portfolios stock selection and industry exposures.  In terms of industry factors, the
Fund's negative exposure to the Drugs & Medicine and Electronics industries helped relative performance.  Stock selection in the Energy, Industrials, and
Information Technology sectors were positive.  In the Energy sector, Occidental
Petroleum Corp. and ConocoPhillips were among the top contributors.  In
Information Technology, Corning, Inc. was one of the top contributors.

The Standard & Poor's 500 Index is an unmanaged index consisting of 500 stocks.
An individual cannot invest directly in an index. Index performance is presented for general comparative purposes.

**Based on percent of Fund's total long-term investments' market value.

                                        2

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
BALANCED FUND
COMMENTARY

             Average Annual Total Return
     Six Months Ended 06/30/06 .........     1.71%*
     One Year Ended 06/30/06 ...........     5.08%
     Five Years Ended 06/30/06 .........     4.72%
     Ten Years Ended 06/30/06 ..........     6.10%

The performance data quoted represents past performance does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns. An individual can not invest directly in any index. Index performance is presented for general comparative purposes.
*Not Annualized.

During certain periods since inception, certain fees and expenses were waived and reimbursed. For the six months ended 06/30/06, fees totaling 0.01% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.

                          PORTFOLIO SECTOR WEIGHTING**
                             (As of June 30, 2006)

Wilshire Variable Insurance Trust Income Fund           40.0%
Wilshire Variable Insurance Trust Equity Fund           60.0%

The Balanced Fund is designed to provide a stock/bond mix appropriate for long-term investors. The Balanced Fund buys shares of the Equity Fund (60%) and the Income Fund (40%) to replicate the target weightings.

During the first half of the year, the Balanced Fund outperformed its benchmark, returning 1.71% versus 1.35% return of the blended benchmark, which consists of
60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index. The Equity
Fund's strong showing was more than enough to outweigh the relative sluggish performance of the Income Fund.

The Balanced Fund attempts to achieve its objective by investing in other funds.
You may invest in the underlying funds directly. By investing in the underlying funds indirectly through the Balanced Fund, you will incur not only the expenses of the underlying funds, but also the expenses of the Balanced Fund. The
Balanced Fund is subject to the risks of the underlying funds it holds.

**Based on percent of Fund's total long-term investments' market value.

                                        3

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
INCOME FUND
COMMENTARY

              Average Annual Total Return
     Six Months Ended 06/30/06 .........     (0.73)%*
     One Year Ended 06/30/06 ...........     (0.89)%
     Five Years Ended 06/30/06 .........      5.46%
     Ten Years Ended 06/30/06 ..........      5.99%

The performance data quoted represents past performance does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns. An individual cannot invest directly in any index. Index performance is presented for general comparative purposes.
*Not Annualized.

During certain periods since inception, certain fees and expenses were waived and reimbursed. For the six months ended 06/30/06, fees totaling 0.04% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.

                          PORTFOLIO SECTOR WEIGHTING**
                             (As of June 30, 2006)

Money Market Mutual Fund                                1.7%
Foreign Bonds                                           5.3%
Repurchase Agreement                                    6.5%
Asset Backed Securities                                 7.1%
Corporate Bonds                                        14.9%
U.S. Treasury Obligations                              15.0%
Preferred Stock                                         0.2%
U.S. Government & Agency Obligations                   31.5%
Collateralized Mortgage Obligations                    17.8%

The Income Fund (the "Fund") is managed by Western Asset Management Company,
Western Asset Management Limited (collectively "Western"), and BlackRock
Financial Management, Inc. ("BlackRock"). The mix provides exposure to all areas of the bond markets.

The Fund returned (0.73)% during the six months ended June 30, 2006 (the
"Period), underperforming the Lehman Brothers Aggregate Bond Index by one basis point, which returned (0.72)% for the Period. The fixed income market experienced further volatility in the first half of the year as the Fed continued with its interest rate tightening campaign. The Fund's diversified strategy and portfolio structure proved to be well positioned in light of current market conditions. Overall, the Fund will continue to be defensively positioned with a slightly shorter than market duration portfolio. The Fund's sub-advisors, BlackRock and Western will attempt to enhance performance through security selection and opportunistic exposures to non-traditional sectors, such as High Yield and Non-US bonds.

** Based on percent of Fund's total investments' market value.

                                        4

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
SHORT-TERM INVESTMENT FUND
COMMENTARY

             Average Annual Total Return
     Six Months Ended 06/30/06 .........     2.12%*
     One Year Ended 06/30/06 ...........     3.97%
     Five Years Ended 06/30/06 .........     2.28%
     Ten Years Ended 06/30/06 ..........     3.75%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all dividends and distributions. Annuity contract fees are not reflected in returns. *Not Annualized.

During certain periods since inception, certain fees and expenses were waived and reimbursed. For the six months ended 06/30/06, fees totaling 1.24% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.

                          PORTFOLIO SECTOR WEIGHTING**
                             (As of June 30, 2006)

U.S. Treasury Obligations                               6.8%
Corporate Bonds                                        14.9%
Repurchase Agreement                                   33.6%
U.S. Government & Agency Obligations                   44.7%

The Short-Term Investment Fund (the "Fund") is managed by Western Asset
Management Company. The Fund generated returns slightly lower than the index for the first half of the year. The Fund returned 2.12% while the benchmark index based on 90-day Treasury Bills returned 2.19%. Short-term rates rose and the yield curve remains flat over the past six months as Federal Open Market
Committee increased Fed Funds rate to keep inflation in check.

The Treasury Bill Index is an unmanaged index consisting of U.S. Treasury bills with 90-day maturities. An individual cannot invest directly in any index. Index performance is presented for general comparative purposes.

**Based on percent of Fund's total investments' market value.

                                        5

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
SMALL CAP GROWTH FUND
COMMENTARY

                   Average Annual Total Return
     Six Months Ended 06/30/06 .....................     5.24%*
     One Year Ended 06/30/06 .......................    14.08%
     Five Years Ended 06/30/06 .....................    (0.66)%
     Inception (03/10/97) through 06/30/06 .........     5.41%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all dividends and distributions. Annuity contract fees are not reflected in returns.
*Not Annualized.

During certain periods since inception, certain fees and expenses were waived and reimbursed. For the six months ended 06/30/06, fees totaling 0.04% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.

                          PORTFOLIO SECTOR WEIGHTING**
                             (As of June 30, 2006)

Telecommunications Services                             1.6%
Energy                                                  8.1%
Financials                                             10.2%
Consumer Discretionary                                 14.9%
Consumer Staples                                        1.3%
Materials                                               1.3%
Health Care                                            22.8%
Information Technology                                 20.6%
Industrials                                            19.2%

The Small Cap Growth Fund (the "Fund") went through a restructure in June 2006.
The Fund continues to use a core/ satellite approach to achieve diversification as well as a disciplined approach to portfolio management. The recent changes were made to the sub-adviser selection. The Fund replaced the two sub-advisers,
BlackRock Financial Management, Inc. and Mazama Capital Management with BNY
Asset Management (Bank of New York) and CopperRock Capital Partners, LLC. The
restructure of the Fund occurred to improve the style consistency and performance of the Fund. We feel the changes were appropriate and necessary to the future performance of the Fund.

The Fund posted year-to-date total return of 5.24%; meanwhile, the Russell 2000
Growth Index posted a year-to-date return of 6.07%.

Small company stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid. The Russell 2000 Growth Index is an unmanaged index composed of the Russell 2000 Growth securities with a greater-than-average growth orientation. An individual cannot invest directly in any index. Index performance is presented for general comparative purposes.

**Based on percent of Fund's total long-term investments' market value.

                                        6

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
INTERNATIONAL EQUITY FUND
COMMENTARY

                   Average Annual Total Return
     Six Months Ended 06/30/06 .....................     8.47%*
     One Year Ended 06/30/06 .......................    20.97%
     Five Years Ended 06/30/06 .....................     4.01%
     Inception (03/10/97) through 06/30/06 .........     5.29%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all dividends and distributions. Annuity contract fees are not reflected in returns.
*Not Annualized.

During certain periods since inception, certain fees and expenses were waived and reimbursed. For the six months ended 06/30/06, fees totaling 0.08% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.

                          PORTFOLIO SECTOR WEIGHTING**
                             (As of June 30, 2006)

Telecommunication Services                              5.8%
Consumer Staples                                        6.6%
Health Care                                             7.6%
Energy                                                  8.3%
Materials                                               8.4%
Information Technology                                  5.6%
Utilities                                               5.1%
Financials                                             29.4%
Consumer Discretionary                                 11.9%
Industrials                                            11.3%

The International Equity Fund (the "Fund") was managed by The Boston Company
Asset Management, LLC ("Boston Company") and New Star Institutional Managers
Limited ("New Star"). The allocation was equally split with Boston Company managing the Value portfolio of the Morgan Stanley EAFE Index and New Star managing the Growth portion of the Index. In June 2006, the Fund went through a restructure which now employs a core/satellite approach in the investment mandate, thereby, replacing the value/growth strategies with the core strategy of The Boston Company Asset Management, LLC and PanAgora Asset Management, Inc.
as a new sub-adviser. We feel that the changes were necessary to improve the performance of the Fund and maintain a core international equity exposure.

The Fund posted year-to-date total return of 8.47%; meanwhile, the MSCI EAFE
Index posted a year-to-date return of 10.16%.

Foreign securities may be subject to a higher degree of market risk due to currency fluctuations, lack of liquidity, and political and economic instability. The MSCI EAFE Index is an unmanaged capitalization-weighted measure of stock markets in Europe, Australia and the Far East. An individual cannot invest directly in any index. Index performance is presented for general comparative purposes.

** Based on percent of Fund's total long-term investments' market value.

                                        7

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
SOCIALLY RESPONSIBLE FUND
COMMENTARY

                   Average Annual Total Return
     Six Months Ended 06/30/06 .....................     6.66%*
     One Year Ended 06/30/06 .......................    12.28%
     Five Years Ended 06/30/06 .....................     6.56%
     Inception (03/10/97) through 06/30/06 .........     9.02%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all dividends and distributions. Annuity contract fees are not reflected in returns. An individual cannot invest directly in any index. Index performance is presented for general comparative purposes.
*Not Annualized.

During certain periods since inception, certain fees and expenses were waived and reimbursed. For the six months ended 06/30/06, fees totaling 0.20% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.

                          PORTFOLIO SECTOR WEIGHTING**
                             (As of June 30, 2006)

Energy                                                  5.1%
Telecommunications Services                             6.1%
Industrials                                             6.7%
Health Care                                            10.0%
Consumer Discretionary                                 11.0%
Materials                                               4.7%
Utilities                                               3.9%
Financials                                             26.6%
Information Technology                                 14.1%
Consumer Staples                                       11.8%

The Socially Responsible Fund (the "Fund") is managed by Alliance Bernstein L.P.
("Alliance Bernstein"). There was a recent change to the investment mandate of this Fund. As of mid-May, the Fund changed its mandate from large-cap value to large-cap core which is currently benchmarked against the S&P 500 Index. This change removes the value tilt from the Fund and is in line with the Fund's objective of a core mandate.

The Fund returned 6.66% for the six months ended June 30, 2006 (the "Period")
versus its blended benchmark of 6.54%. The blended benchmark represents the
Russell 1000 Value return through mid-May and the S&P 500 for the remainder of the Period. On a six months basis, the Russell 1000 Value Index returned 6.54%, while the S&P 500 Index returned 2.71%. The change in investment mandate has not altered the socially responsible screens employed by Alliance Bernstein, which ensure that stocks held in the portfolio comply with the socially responsible standards set forth in the prospectus.

* *Based on percent of Fund's total long-term investments' market value.

                                        8

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
2010 AGGRESSIVE FUND
COMMENTARY

                           Total Return
     Inception (05/1/06) through 06/30/06 .........       (2.50)%*

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all dividends and distributions. Annuity contract fees are not reflected in returns.
*Not Annualized.

Since inception, certain fees and expenses were waived and reimbursed. For the period ended 06/30/06, fees totaling 674.24% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns would have been lower.

                          PORTFOLIO SECTOR WEIGHTING**
                             (As of June 30, 2006)

Wilshire Variable Insurance Trust Small Cap Growth Fund        8.1%
Wilshire Variable Insurance Trust International Equity Fund   16.2%
Wilshire Variable Insurance Trust Income Fund                 17.0%
Wilshire Variable Insurance Trust Equity Fund                 39.8%
Wilshire Variable Insurance Trust Short-Term Investment Fund  18.9%

The 2010 Aggressive Fund's investment objective is to provide high total return until its target retirement date. Thereafter, the 2010 Aggressive Fund's objective will be to seek high current income and, as a secondary objective, capital appreciation. The investment objective of the 2010 Aggressive Fund may be changed without a shareholder vote. The chart above provides an illustrative allocation among the underlying funds and the actual allocations may vary from time to time.

The 2010 Aggressive Fund attempts to achieve its objective by investing in other funds. You may invest in the underlying funds directly. By investing in the underlying funds indirectly through the 2010 Aggressive Fund, you will incur not only the expenses of the underlying funds, but also the expenses of the 2010
Aggressive Fund. The 2010 Aggressive Fund is subject to the risks of the underlying funds it holds.

**Based on percent of Fund's total long-term investments' market value.

                                        9

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
2010 MODERATE FUND
COMMENTARY

                           Total Return
     Inception (05/1/06) through 06/30/06 .........       (1.50)%*

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all dividends and distributions. Annuity contract fees are not reflected in returns.
*Not Annualized.

Since inception, certain fees and expenses were waived and reimbursed. For the period ended 06/30/06, fees totaling 2,765.64% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns would have been lower.

                          PORTFOLIO SECTOR WEIGHTING**
                             (As of June 30, 2006)

Wilshire Variable Insurance Trust Small Cap Growth Fund        6.0%
Wilshire Variable Insurance Trust International Equity Fund   10.1%
Wilshire Variable Insurance Trust Income Fund                 22.0%
Wilshire Variable Insurance Trust Short-Term Investment Fund  37.0%
Wilshire Variable Insurance Trust Equity Fund                 24.9%

The 2010 Moderate Fund's investment objective is to provide high total return until its target retirement date. Thereafter, the 2010 Moderate Fund's objective will be to seek high current income and, as a secondary objective, capital appreciation. The investment objective of the 2010 Moderate Fund may be changed without a shareholder vote. The chart above provides an illustrative allocation among the underlying funds and the actual allocations may vary from time to time.

The 2010 Moderate Fund attempts to achieve its objective by investing in other funds. You may invest in the underlying funds directly. By investing in the underlying funds indirectly through the 2010 Moderate Fund, you will incur not only the expenses of the underlying funds, but also the expenses of the 2010
Moderate Fund. The 2010 Moderate Fund is subject to the risks of the underlying funds it holds.

**Based on percent of Fund's total long-term investments' market value.

                                       10

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
2010 CONSERVATIVE FUND
COMMENTARY

                           Total Return
     Inception (05/1/06) through 06/30/06 .........       (0.40)%*

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all dividends and distributions. Annuity contract fees are not reflected in returns.
*Not Annualized.

Since inception, certain fees and expenses were waived and reimbursed. For the period ended 06/30/06, fees totaling 407.43% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns would have been lower.

                          PORTFOLIO SECTOR WEIGHTING**
                             (As of June 30, 2006)

Wilshire Variable Insurance Trust International Equity Fund    7.2%
Wilshire Variable Insurance Trust Equity Fund                 12.0%
Wilshire Variable Insurance Trust Income Fund                 35.0%
Wilshire Variable Insurance Trust Small Cap Growth Fund        2.0%
Wilshire Variable Insurance Trust Short-Term Investment Fund  43.8%

The 2010 Conservative Fund's investment objective is to provide high total return until its target retirement date. Thereafter, the 2010 Conservative
Fund's objective will be to seek high current income and, as a secondary objective, capital appreciation. The investment objective of the 2010
Conservative Fund may be changed without a shareholder vote. The chart above provides an illustrative allocation among the underlying funds and the actual allocations may vary from time to time.

The 2010 Conservative Fund attempts to achieve its objective by investing in other funds. You may invest in the underlying funds directly. By investing in the underlying funds indirectly through the 2010 Conservative Fund, you will incur not only the expenses of the underlying funds, but also the expenses of the 2010 Conservative Fund. The 2010 Conservative Fund is subject to the risks of the underlying funds it holds.

**Based on percent of Fund's total long-term investments' market value.

                                       11

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
2015 MODERATE FUND
COMMENTARY

                           Total Return
     Inception (05/1/06) through 06/30/06 .........       (1.90)%*

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all dividends and distributions. Annuity contract fees are not reflected in returns.
*Not Annualized.

Since inception, certain fees and expenses were waived and reimbursed. For the period ended 06/30/06, fees totaling 983.82% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns would have been lower.

                          PORTFOLIO SECTOR WEIGHTING**
                             (As of June 30, 2006)

Wilshire Variable Insurance Trust Small Cap Growth Fund        8.1%
Wilshire Variable Insurance Trust International Equity Fund   11.2%
Wilshire Variable Insurance Trust Income Fund                 22.0%
Wilshire Variable Insurance Trust Equity Fund                 31.8%
Wilshire Variable Insurance Trust Short-Term Investment Fund  26.9%

The 2015 Moderate Fund's investment objective is to provide high total return until its target retirement date. Thereafter, the 2015 Moderate Fund's objective will be to seek high current income and, as a secondary objective, capital appreciation. The investment objective of the 2015 Moderate Fund may be changed without a shareholder vote. The chart above provides an illustrative allocation among the underlying funds and the actual allocations may vary from time to time.

The 2015 Moderate Fund attempts to achieve its objective by investing in other funds. You may invest in the underlying funds directly. By investing in the underlying funds indirectly through the 2015 Moderate Fund, you will incur not only the expenses of the underlying funds, but also the expenses of the 2015
Moderate Fund. The 2015 Moderate Fund is subject to the risks of the underlying funds it holds.

**Based on percent of Fund's total long-term investments' market value.

                                       12

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
2025 MODERATE FUND
COMMENTARY

                           Total Return
     Inception (05/1/06) through 06/30/06 .........       (2.40)%*

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all dividends and distributions. Annuity contract fees are not reflected in returns.
*Not Annualized.

Since inception, certain fees and expenses were waived and reimbursed. For the period ended 06/30/06, fees totaling 359.31% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns would have been lower.

                          PORTFOLIO SECTOR WEIGHTING**
                             (As of June 30, 2006)

Wilshire Variable Insurance Trust Small Cap Growth Fund        9.2%
Wilshire Variable Insurance Trust International Equity Fund   11.2%
Wilshire Variable Insurance Trust Short-Term Investment Fund  17.9%
Wilshire Variable Insurance Trust Equity Fund                 41.8%
Wilshire Variable Insurance Trust Income Fund                 19.9%

The 2025 Moderate Fund's investment objective is to provide high total return until its target retirement date. Thereafter, the 2025 Moderate Fund's objective will be to seek high current income and, as a secondary objective, capital appreciation. The investment objective of the 2025 Moderate Fund may be changed without a shareholder vote. The chart above provides an illustrative allocation among the underlying funds and the actual allocations may vary from time to time.

The 2025 Moderate Fund attempts to achieve its objective by investing in other funds. You may invest in the underlying funds directly. By investing in the underlying funds indirectly through the 2025 Moderate Fund, you will incur not only the expenses of the underlying funds, but also the expenses of the 2025
Moderate Fund. The 2025 Moderate Fund is subject to the risks of the underlying funds it holds.

**Based on percent of Fund's total long-term investments' market value.

                                       13

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
2035 MODERATE FUND
COMMENTARY

                           Total Return
     Inception (05/1/06) through 06/30/06 .........       (3.40)%*

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all dividends and distributions. Annuity contract fees are not reflected in returns.
*Not Annualized.

Since inception, certain fees and expenses were waived and reimbursed. For the period ended 06/30/06, fees totaling 1,424.42% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns would have been lower.

                          PORTFOLIO SECTOR WEIGHTING**
                             (As of June 30, 2006)

Wilshire Variable Insurance Trust Income Fund                 10.0%
Wilshire Variable Insurance Trust International Equity Fund   12.1%
Wilshire Variable Insurance Trust Small Cap Growth Fund       13.0%
Wilshire Variable Insurance Trust Short-Term Investment Fund   8.1%
Wilshire Variable Insurance Trust Equity Fund                 56.8%

The 2035 Moderate Fund's investment objective is to provide high total return until its target retirement date. Thereafter, the 2035 Moderate Fund's objective will be to seek high current income and, as a secondary objective, capital appreciation. The investment objective of the 2035 Moderate Fund may be changed without a shareholder vote. The chart above provides an illustrative allocation among the underlying funds and the actual allocations may vary from time to time.

The 2035 Moderate Fund attempts to achieve its objective by investing in other funds. You may invest in the underlying funds directly. By investing in the underlying funds indirectly through the 2035 Moderate Fund, you will incur not only the expenses of the underlying funds, but also the expenses of the 2035
Moderate Fund. The 2035 Moderate Fund is subject to the risks of the underlying funds it holds.

**Based on percent of Fund's total long-term investments' market value.

                                       14

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
2045 MODERATE FUND
COMMENTARY

                           Total Return
     Inception (05/1/06) through 06/30/06 .........       (4.40)%*

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all dividends and distributions. Annuity contract fees are not reflected in returns.
*Not Annualized.

Since inception, certain fees and expenses were waived and reimbursed. For the period ended 06/30/06, fees totaling 2,447.46% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns would have been lower.

                          PORTFOLIO SECTOR WEIGHTING**
                             (As of June 30, 2006)

Wilshire Variable Insurance Trust Small Cap Growth Fund       13.1%
Wilshire Variable Insurance Trust International Equity Fund   15.2%
Wilshire Variable Insurance Trust Income Fund                  2.0%
Wilshire Variable Insurance Trust Equity Fund                 69.7%

The 2045 Moderate Fund's investment objective is to provide high total return until its target retirement date. Thereafter, the 2045 Moderate Fund's objective will be to seek high current income and, as a secondary objective, capital appreciation. The investment objective of the 2045 Moderate Fund may be changed without a shareholder vote. The chart above provides an illustrative allocation among the underlying funds and the actual allocations may vary from time to time.

The 2045 Moderate Fund attempts to achieve its objective by investing in other funds. You may invest in the underlying funds directly. By investing in the underlying funds indirectly through the 2045 Moderate Fund, you will incur not only the expenses of the underlying funds, but also the expenses of the 2045
Moderate Fund. The 2045 Moderate Fund is subject to the risks of the underlying funds it holds.

**Based on percent of Fund's total long-term investments' market value.

                                       15

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
DISCLOSURE OF FUND EXPENSES

                                              For the Period Ended June 30, 2006

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for investment advisory, administrative services, distribution and/or shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your fund's costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending
Account Value" shown is derived from the fund's actual return for the period, the "Expense Ratio" column shows the period's annualized expense ratio, and the
"Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund in the first line under the heading entitled "Expenses Paid During Period."

Hypothetical 5% Return: This section is intended to help you compare your fund's costs with those of other mutual funds. The "Ending Account Value" shown is derived from hypothetical account values and hypothetical expenses based on the
Fund's actual expense ratio and assumed rate of return. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange
Commission requires all mutual funds to calculate expenses based on an assumed
5% annual return. You can assess your Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Wilshire
Variable Insurance Trust has no such charges or fees, but they may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.

                                       16

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
DISCLOSURE OF FUND EXPENSES - (Continued)

                                              For the Period Ended June 30, 2006

                                   Beginning           Ending
                                    Account           Account                         Expenses Paid
                                     Value             Value          Expense         During Period
                                    1/1/2006         6/30/2006       Ratio(1)     1/1/2006-6/30/2006(2)
                                ---------------   ---------------   ----------   ----------------------
Equity Fund
--------------------------------            -                 -           -                    -
Actual Fund Return .............   $  1,000.00       $  1,033.60       0.91%              $  4.60
Hypothetical 5% Return .........   $  1,000.00       $  1,020.27       0.91%              $  4.57
Balanced Fund(3)
---------------------------------  -----------       -----------       ----               -------
Actual Fund Return .............   $  1,000.00       $  1,017.10       0.06%              $  0.29
Hypothetical 5% Return .........   $  1,000.00       $  1,024.51       0.06%              $  0.29
Income Fund
---------------------------------  -----------       -----------       ----               -------
Actual Fund Return .............   $  1,000.00       $    992.70       0.99%              $  4.89
Hypothetical 5% Return .........   $  1,000.00       $  1,019.89       0.99%              $  4.95
Short Term Investment Fund
---------------------------------  -----------       -----------       ----               -------
Actual Fund Return .............   $  1,000.00       $  1,021.28       0.16%              $  0.79
Hypothetical 5% Return .........   $  1,000.00       $  1,024.02       0.16%              $  0.79
Small Cap Growth Fund
---------------------------------  -----------       -----------       ----               -------
Actual Fund Return .............   $  1,000.00       $  1,052.40       1.60%              $  8.14
Hypothetical 5% Return .........   $  1,000.00       $  1,016.86       1.60%              $  8.00
International Equity Fund
---------------------------------  -----------       -----------       ----               -------
Actual Fund Return .............   $  1,000.00       $  1,084.79       1.69%              $  8.73
Hypothetical 5% Return .........   $  1,000.00       $  1,016.42       1.69%              $  8.44
Socially Responsible Fund
---------------------------------  -----------       -----------       ----               -------
Actual Fund Return .............   $  1,000.00       $  1,066.60       1.07%              $  5.50
Hypothetical 5% Return .........   $  1,000.00       $  1,019.47       1.07%              $  5.37

----------
(1)  Annualized, based on the fund's most recent fiscal half-year expenses.
(2)  Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 365.
(3)  The expense ratio does not include the expenses of the underlying funds.

                                       17

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
DISCLOSURE OF FUND EXPENSES - (CONTINUED)

                                For the Period May 1, 2006 through June 30, 2006

                                    Beginning          Ending
                                     Account          Account                           Expenses Paid
                                      Value            Value          Expense           During Period
                                     5/1/2006        6/30/2006      Ratio(1)(2)     5/1/2006-6/30/2006(3)
                                 ---------------   -------------   -------------   ----------------------
2010 Aggressive Fund
--------------------------------            -                  -           -                    -
Actual Fund Return .............   $  1,000.00       $    924.58        0.50%              $  2.39
Hypothetical 5% Return .........   $  1,000.00       $  1,022.32        0.50%              $  2.51
2010 Moderate Fund
---------------------------------  -----------       -----------        ----               -------
Actual Fund Return .............   $  1,000.00       $    954.75        0.50%              $  2.42
Hypothetical 5% Return .........   $  1,000.00       $  1,022.32        0.50%              $  2.51
2010 Conservative Fund
---------------------------------  -----------       -----------        ----               -------
Actual Fund Return .............   $  1,000.00       $    987.93        0.50%              $  2.46
Hypothetical 5% Return .........   $  1,000.00       $  1,022.32        0.50%              $  2.51
2015 Moderate Fund
---------------------------------  -----------       -----------        ----               -------
Actual Fund Return .............   $  1,000.00       $    942.68        0.50%              $  2.41
Hypothetical 5% Return .........   $  1,000.00       $  1,022.32        0.50%              $  2.51
2025 Moderate Fund
---------------------------------  -----------       -----------        ----               -------
Actual Fund Return .............   $  1,000.00       $    927.60        0.50%              $  2.39
Hypothetical 5% Return .........   $  1,000.00       $  1,022.32        0.50%              $  2.51
2035 Moderate Fund
---------------------------------  -----------       -----------        ----               -------
Actual Fund Return .............   $  1,000.00       $    897.43        0.50%              $  2.35
Hypothetical 5% Return .........   $  1,000.00       $  1,022.30        0.50%              $  2.51
2045 Moderate Fund
---------------------------------  -----------       -----------        ----               -------
Actual Fund Return .............   $  1,000.00       $    867.27        0.50%              $  2.31
Hypothetical 5% Return .........   $  1,000.00       $  1,022.32        0.50%              $  2.51

----------
(1)  The expense ratio does not include the expenses of the underlying funds.
(2)  Annualized, based on the fund's expenses for the period.
(3)  Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 365.

                                       18

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
EQUITY FUND                                                        June 30, 2006
STATEMENT OF INVESTMENTS                                             (Unaudited)

    Shares                                                        Value
--------------                                                 ----------
COMMON STOCK - 98.3%
Consumer Discretionary - 11.2%
     14,900    American Axle & Manufacturing
               Holdings, Inc. ................................ $  254,939
     29,700    American Eagle Outfitters .....................  1,010,988
     23,400    Autoliv, Inc. .................................  1,323,738
      7,600    Black & Decker Corp. ..........................    641,896
      4,000    BorgWarner, Inc. ..............................    260,400
    167,150    CBS Corp., Class B ............................  4,521,407
     20,800    Claire's Stores, Inc. .........................    530,608
     37,000    Coach, Inc.+  .................................  1,106,300
    102,088    Comcast Corp., Class A+  ......................  3,342,361
      9,400    DaimlerChrysler AG ............................    463,984
     58,000    Federated Department Stores, Inc. .............  2,122,800
     35,700    Gap, Inc. (The) ...............................    621,180
     19,400    Genuine Parts Co. .............................    808,204
     16,200    Home Depot, Inc. ..............................    579,798
     62,400    Interpublic Group of Cos., Inc.+  .............    521,040
     19,500    ITT Educational Services, Inc.+  ..............  1,283,295
     21,600    Jones Apparel Group, Inc. .....................    686,664
     36,900    Kohl's Corp.+  ................................  2,181,528
     58,100    Limited Brands, Inc. ..........................  1,486,779
     23,800    Lowe's Cos., Inc. .............................  1,443,946
      6,900    Magna International, Inc., Class A ............    496,593
     67,800    Mattel, Inc. ..................................  1,119,378
    137,500    McDonald's Corp. ..............................  4,620,000
     23,600    McGraw-Hill Cos., Inc. (The) ..................  1,185,428
     60,064    News Corp., Class A ...........................  1,152,028
     24,600    Nike, Inc., Class B ...........................  1,992,600
      1,000    NVR, Inc.+  ...................................    491,250
     51,200    Office Depot, Inc.+  ..........................  1,945,600
     14,700    Polaris Industries, Inc. ......................    636,510
     29,800    Saks, Inc. ....................................    481,866
     28,900    Starwood Hotels & Resorts Worldwide,
               Inc. ..........................................  1,743,826
     33,900    Target Corp. ..................................  1,656,693
    200,000    Time Warner, Inc. .............................  3,460,000
      9,600    Toyota Motor Corp. ADR ........................  1,004,064
    111,090    Viacom, Inc., Class B+  .......................  3,981,466
    142,300    Walt Disney Co. (The) .........................  4,269,000
                                                               ----------
                                                               55,428,157
                                                               ----------
Consumer Staples - 8.6%
    100,100    Altria Group, Inc. ............................  7,350,343
     20,900    Clorox Co. ....................................  1,274,273
     82,700    Coca-Cola Co. (The) ...........................  3,557,754
     27,200    Colgate-Palmolive Co. .........................  1,629,280
     23,000    Hormel Foods Corp. ............................    854,220
     31,900    Kellogg Co. ...................................  1,544,917
     78,200    Kraft Foods, Inc., Class A ....................  2,416,380
     50,000    Kroger Co. (The) ..............................  1,093,000
    110,600    PepsiCo, Inc. .................................  6,640,424
    183,400    Procter & Gamble Co. .......................... 10,197,040
     14,700    Reynolds American, Inc. .......................  1,694,910
     24,500    Safeway, Inc. .................................    637,000
     61,600    Sara Lee Corp. ................................    986,832

    Shares                                                        Value
--------------                                                 ----------
Consumer Staples (continued)
     47,200    Supervalu, Inc. ............................... $1,449,040
     26,000    Wal-Mart Stores, Inc. .........................  1,252,420
                                                               ----------
                                                               42,577,833
                                                               ----------
Energy - 10.7%
     17,200    BP PLC ADR ....................................  1,197,292
     45,200    Cameco Corp. ..................................  1,806,644
    155,576    Chevron Corp. .................................  9,655,047
    120,500    ConocoPhillips ................................  7,896,365
     20,400    Diamond Offshore Drilling, Inc. ...............  1,712,172
    196,300    Exxon Mobil Corp. ............................. 12,043,005
     21,300    Frontline, Ltd. ...............................    806,205
     29,200    GlobalSantaFe Corp. ...........................  1,686,300
     40,200    Halliburton Co. ...............................  2,983,242
     22,800    Helix Energy Solutions Group, Inc.+  ..........    920,208
     18,900    Hess Corp. ....................................    998,865
     19,900    Marathon Oil Corp. ............................  1,657,670
     12,800    Noble Corp. ...................................    952,576
     57,400    Noble Energy, Inc. ............................  2,689,764
     19,800    Occidental Petroleum Corp. ....................  2,030,490
     17,800    Petro-Canada ..................................    844,432
     32,200    Rowan Cos., Inc. ..............................  1,145,998
     29,200    Valero Energy Corp. ...........................  1,942,384
                                                               ----------
                                                               52,968,659
                                                               ----------
Financials - 26.9%
     67,000    ACE, Ltd. .....................................  3,389,530
     32,900    Allstate Corp. (The) ..........................  1,800,617
    166,525    American International Group, Inc. ............  9,833,301
     37,100    AmeriCredit Corp.+  ...........................  1,035,832
     22,200    Assurant, Inc. ................................  1,074,480
    331,200    Bank of America Corp. ......................... 15,930,720
     10,800    Bear Stearns Cos., Inc. (The) .................  1,512,864
         17    Berkshire Hathaway, Inc., Class A+  ...........  1,558,203
     41,000    Chubb Corp. ...................................  2,045,900
    341,181    Citigroup, Inc. ............................... 16,458,572
     40,400    Comerica, Inc. ................................  2,100,396
     33,000    Corus Bankshares, Inc. ........................    863,940
      3,100    Deutsche Bank AG ..............................    348,750
     33,300    E*Trade Financial Corp.+  .....................    759,906
     23,500    Endurance Specialty Holdings, Ltd. ............    752,000
     36,400    Fannie Mae ....................................  1,750,840
     19,600    First American Corp. ..........................    828,492
     54,400    Freddie Mac ...................................  3,101,344
     94,200    Genworth Financial, Inc., Class A .............  3,281,928
     23,600    Golden West Financial Corp. ...................  1,751,120
     21,500    Goldman Sachs Group, Inc. .....................  3,234,245
     40,000    Hartford Financial Services Group,
               Inc. ..........................................  3,384,000
     29,200    Huntington Bancshares, Inc. ...................    688,536
    178,612    JPMorgan Chase & Co. ..........................  7,501,704
     81,900    Keycorp .......................................  2,922,192
      8,300    Legg Mason, Inc. ..............................    826,016
     28,600    Lehman Brothers Holdings, Inc. ................  1,863,290
     69,700    Merrill Lynch & Co., Inc. .....................  4,848,332

                       See Notes to Financial Statements.
                                       19

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
EQUITY FUND                                                        June 30, 2006
STATEMENT OF INVESTMENTS - (Continued)                               (Unaudited)

    Shares                                                    Value
--------------                                             -----------
Financials (continued)
    110,800    Metlife, Inc. ............................. $ 5,674,068
     14,800    Moody's Corp. .............................     806,008
     78,700    Morgan Stanley ............................   4,974,627
     40,700    National City Corp. .......................   1,472,933
     31,300    Platinum Underwriters Holdings, Ltd. ......     875,774
     31,700    PNC Financial Services Group, Inc. ........   2,224,389
     17,600    Prudential Financial, Inc. ................   1,367,520
     35,823    St. Paul Travelers Cos., Inc. (The) .......   1,596,989
     38,800    State Street Corp. ........................   2,253,892
     15,300    Torchmark Corp. ...........................     929,016
     46,200    U.S. Bancorp ..............................   1,426,656
     26,500    UBS AG ....................................   2,907,050
     98,500    UnumProvident Corp. .......................   1,785,805
     32,900    Wachovia Corp. ............................   1,779,232
     29,650    Washington Mutual, Inc. ...................   1,351,447
     74,900    Wells Fargo & Co. .........................   5,024,292
     16,400    XL Capital, Ltd., Class A .................   1,005,320
                                                           -----------
                                                           132,902,068
                                                           -----------
Health Care - 9.7%
     51,100    Abbott Laboratories .......................   2,228,471
     36,300    Aetna, Inc. ...............................   1,449,459
     12,400    Alcon, Inc. ...............................   1,222,020
     15,600    AmerisourceBergen Corp. ...................     653,952
     56,200    Amgen, Inc.+  .............................   3,665,926
     13,400    Cigna Corp. ...............................   1,320,034
     32,400    Eisai Co., Ltd. ADR .......................   1,460,430
     74,300    Eli Lilly & Co. ...........................   4,106,561
      5,800    GlaxoSmithKline PLC ADR ...................     323,640
     19,800    HCA, Inc. .................................     854,370
     49,300    Johnson & Johnson .........................   2,954,056
     36,600    Medco Health Solutions, Inc.+  ............   2,096,448
     82,100    Medtronic, Inc. ...........................   3,852,132
    112,800    Merck & Co., Inc. .........................   4,109,304
    371,900    Pfizer, Inc. ..............................   8,728,493
     67,000    Sanofi-Aventis ADR ........................   3,262,900
    168,000    Schering-Plough Corp. .....................   3,197,040
      7,500    UnitedHealth Group, Inc. ..................     335,850
     28,900    WellPoint, Inc.+  .........................   2,103,053
                                                           -----------
                                                            47,924,139
                                                           -----------
Industrials - 10.0%
     13,200    3M Co. ....................................   1,066,164
     58,500    Boeing Co. ................................   4,791,735
     16,800    Burlington Northern Santa Fe Corp. ........   1,331,400
     16,500    Canadian National Railway Co. .............     721,875
     12,700    Cooper Industries, Ltd., Class A ..........   1,180,084
     31,300    CSX Corp. .................................   2,204,772
     20,500    Eaton Corp. ...............................   1,545,700
     19,600    Equifax, Inc. .............................     673,064
     24,700    Fluor Corp. ...............................   2,295,371
     25,000    General Dynamics Corp. ....................   1,636,500
    385,800    General Electric Co. ......................  12,715,968
     11,000    Goodrich Corp. ............................     443,190
     24,700    Ingersoll-Rand Co., Ltd., Class A .........   1,056,666

    Shares                                                    Value
--------------                                             -----------
Industrials (continued)
     57,200    Lockheed Martin Corp. ..................... $ 4,103,528
     11,800    Manpower, Inc. ............................     762,280
     27,200    Norfolk Southern Corp. ....................   1,447,584
     12,900    Northrop Grumman Corp. ....................     826,374
     39,000    Raytheon Co. ..............................   1,738,230
     22,200    SPX Corp. .................................   1,242,090
     20,400    Textron, Inc. .............................   1,880,472
     26,100    Tyco International, Ltd. ..................     717,750
      6,400    United Parcel Service, Inc., Class B ......     526,912
     40,000    United Technologies Corp. .................   2,536,800
     54,900    Waste Management, Inc. ....................   1,969,812
                                                           -----------
                                                            49,414,321
                                                           -----------
Information Technology - 12.2%
     31,200    Accenture, Ltd., Class A ..................     883,584
     44,357    ADC Telecommunications, Inc.+ .............     747,859
     49,900    Adobe Systems, Inc.+  .....................   1,514,964
     36,600    Agere Systems, Inc.+  .....................     538,020
     26,800    Amdocs, Ltd.+  ............................     980,880
     56,600    Analog Devices, Inc. ......................   1,819,124
     16,400    Arrow Electronics, Inc.+  .................     528,080
     13,900    Autodesk, Inc.+  ..........................     478,994
     33,200    Automatic Data Processing, Inc. ...........   1,505,620
     37,000    Celestica, Inc.+  .........................     352,980
    295,800    Cisco Systems, Inc.+  .....................   5,776,974
    195,400    Corning, Inc.+  ...........................   4,726,726
     65,700    Earthlink, Inc.+  .........................     568,962
     57,000    Electronic Data Systems Corp. .............   1,371,420
    265,200    EMC Corp.+  ...............................   2,909,244
     28,700    First Data Corp. ..........................   1,292,648
     94,100    Flextronics International, Ltd.+  .........     999,342
      8,200    Google, Inc., Class A+  ...................   3,438,506
    210,300    Hewlett-Packard Co. .......................   6,662,304
     46,200    Intel Corp. ...............................     875,490
     44,000    International Business Machines Corp.......   3,380,080
     22,300    Lam Research Corp.+  ......................   1,039,626
     33,700    Marvell Technology Group, Ltd.+  ..........   1,493,921
    393,800    Microsoft Corp. ...........................   9,175,540
    119,200    Nokia Oyj ADR .............................   2,414,992
     47,400    Qualcomm, Inc. ............................   1,899,318
    155,900    Sanmina-SCI Corp.+  .......................     717,140
    214,300    Solectron Corp.+  .........................     732,906
     15,700    Tech Data Corp.+  .........................     601,467
     49,200    Tellabs, Inc.+  ...........................     654,852
                                                           -----------
                                                            60,081,563
                                                           -----------
Materials - 2.6%
    127,500    Cia Vale do Rio Doce ADR ..................   3,065,100
     14,400    IPSCO, Inc. ...............................   1,377,936
     22,300    Lubrizol Corp. ............................     888,655
      7,100    Martin Marietta Materials, Inc. ...........     647,165
     29,000    Nucor Corp. ...............................   1,573,250
     61,500    Owens-Illinois, Inc.+  ....................   1,030,740
     14,600    Phelps Dodge Corp. ........................   1,199,536
     39,200    PPG Industries, Inc. ......................   2,587,200

                       See Notes to Financial Statements.
                                       20

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
EQUITY FUND                                                        June 30, 2006
STATEMENT OF INVESTMENTS - (Continued)                               (Unaudited)

    Shares                                                          Value
--------------                                                   -----------
Materials (continued)
     44,900    Smurfit-Stone Container Corp.+  ................. $   491,206
                                                                 -----------
                                                                  12,860,788
                                                                 -----------
Telecommunication Services - 4.0%
     13,000    American Tower Corp., Class A+  .................     404,560
    162,513    AT&T, Inc. ......................................   4,532,487
    120,800    BellSouth Corp. .................................   4,372,960
     39,300    Crown Castle International Corp.+  ..............   1,357,422
     55,200    Deutsche Telekom AG ADR .........................     885,408
      7,510    Embarq Corp.+  ..................................     307,841
    264,823    Sprint Nextel Corp. .............................   5,293,812
     71,400    Verizon Communications, Inc. ....................   2,391,186
                                                                 -----------
                                                                  19,545,676
                                                                 -----------
Utilities - 2.4%
     15,900    American Electric Power Co., Inc. ...............     544,575
     43,700    Dominion Resources, Inc. ........................   3,268,323
     54,500    Duke Energy Corp. ...............................   1,600,665
     23,500    Edison International ............................     916,500
     18,100    Entergy Corp. ...................................   1,280,575
     21,200    OGE Energy Corp. ................................     742,636
     23,000    PG&E Corp. ......................................     903,440
     15,600    Pinnacle West Capital Corp. .....................     622,596
     37,400    Puget Energy, Inc. ..............................     803,352
     16,800    Sempra Energy ...................................     764,064

Utilities (continued)
     18,400    Southwest Gas Corp. ............................. $   576,656
                                                                 -----------
                                                                  12,023,382
                                                                 -----------
Total Common Stock (Cost $432,501,555)                           485,726,586
                                                                 -----------

                                        Maturity
                                          Date         Par
                                       ---------- -------------
REPURCHASE AGREEMENT - 0.4%

Agreement with UBS Securities, 4.53%
  dated 06/30/2006 to be repurchased at
  $1,692,212, collateralized by
  $1,581,000 U.S. Treasury Bonds,
  6.125%, due 11/15/2027 (market value
  $1,758,911) (Cost $1,692,000)        07/03/06   $1,692,000       1,692,000
                                                                ------------
Total Investments - 98.7%
(Cost $434,193,555)                                              487,418,586
Other Assets & Liabilities, Net - 1.3%                             6,572,196
                                                                ------------
NET ASSETS - 100.0%                                             $493,990,782
                                                                ============

----------
     ADR - American Depository Receipt.
   + Non-income producing security.

                       See Notes to Financial Statements.
                                       21

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
BALANCED FUND                                                      June 30, 2006
STATEMENT OF INVESTMENTS                                             (Unaudited)

Shares                                                              Value
--------------                                                   -----------
INVESTMENTS IN UNDERLYING FUNDS -
  100.0%

  6,490,254    Wilshire Variable Insurance Trust
               Equity Fund* ................................... $149,924,864
  8,102,784    Wilshire Variable Insurance Trust
               Income Fund* ...................................   99,745,268

                                                                ------------
Total Investments in Underlying Funds (Cost
$226,478,059)                                                    249,670,132
Other Assets & Liabilities, Net - 0.0%#                              (25,817)
                                                                ------------
NET ASSETS - 100.0%                                             $249,644,315
                                                                ============

----------
  *  Affiliated fund.
  #  Amount represents less than 0.1% of net assets.

                       See Notes to Financial Statements.
                                       22

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
INCOME FUND                                                        June 30, 2006
STATEMENT OF INVESTMENTS                                             (Unaudited)

                                         Maturity
                                           Date           Par           Value
                                        ---------- ---------------- -------------
ASSET BACKED SECURITIES - 8.7%

Amortizing Residential Collateral Trust
5.10%(a)                                01/01/32       $ 70,843       $    70,732
Bayview Financial Acquisition Trust
5.27%(a)                                02/28/44        223,791           224,385
Capital Auto Receivables Asset Trust
5.03%                                   10/15/09        475,000           471,437
Chase Issuance Trust
3.22%                                   06/15/10        475,000           461,274
Chase Manhattan Auto Owner Trust
3.87%                                   06/15/09        550,000           539,275
Citibank Credit Card Issuance Trust
2.55%                                   01/20/09        525,000           516,627
4.85%                                   02/10/11        475,000           467,727
Conseco Finance Securitizations Corp.
8.50%                                   03/01/33        549,788           126,451
Countrywide Asset-Backed Certificates
5.11%(a)                                06/25/35        166,353           166,455
Countrywide Home Equity Loan Trust
5.03%(a)                                05/15/36        546,557           546,606
DaimlerChrysler Auto Trust
5.00%                                   05/08/10        475,000           470,672
Delta Funding Home Equity Loan Trust
7.04%                                   06/25/27         29,460            29,359
Ford Credit Auto Owner Trust
4.30%                                   08/15/09        475,000           466,621
5.05%                                   03/15/10        525,000           521,473
Green Tree Financial Corp.
9.15%                                   01/15/18         46,585            40,301
Green Tree Home Improvement Loan
  Trust
7.60%                                   07/15/20         15,479            15,286
Green Tree Recreational Equipment &
  Consumer Trust
7.25%                                   03/15/29         85,593            76,901
MBNA Credit Card Master Note Trust
2.65%                                   11/15/10        600,000           568,442
2.70%                                   09/15/09        525,000           513,657
3.30%                                   07/15/10        510,000           492,364
4.30%                                   02/15/11        500,000           487,693
4.90%                                   07/15/11        475,000           468,914
MSDWCC Heloc Trust
5.01%(a)                                07/25/17         51,109            51,141
Nissan Auto Receivables Trust
4.74%                                   09/15/09        500,000           493,663
SACO I, Inc.
4.99%(a)                                03/25/36        527,747           527,791
5.10%(a)                                09/25/35        366,485           366,551
5.28%(a)                                06/25/36        578,691           576,729
Salomon Brothers Mortgage Securities
  VII

5.12%(a)                                03/25/32        157,138           157,564
USAA Auto Owner Trust
4.55%                                   02/16/10        500,000           493,587

                                         Maturity
                                           Date           Par           Value
                                        ---------- ---------------- -------------
Wachovia Auto Owner Trust
4.79%                                 04/20/10       $450,000       $   445,360
                                                                      -----------
Total Asset Backed Securities
(Cost $10,956,221)
                                                                       10,855,038
                                                                      -----------
COLLATERALIZED MORTGAGE
  OBLIGATIONS - 21.7%

Asset Securitization Corp.
6.75%                                   02/14/43        260,000           263,331
7.08%(a)                                02/14/43        100,000           104,913
Banc of America Commercial Mortgage,
  Inc.
5.12%                                   07/11/43        520,000           503,990
5.74%                                   05/10/45        390,000           387,725
Banc of America Mortgage Securities
3.45%(a)                                02/25/34        169,889           169,649
Bank of America Alternative Loan Trust
5.00%                                   08/25/19        159,028           151,623
Bear Stearns Adjustable Rate Mortgage
  Trust
4.01%(a)                                07/25/34        689,204           660,421
4.12%(a)                                02/25/34        449,579           447,939
4.90%(a)                                11/25/34        409,531           407,054
Bear Stearns Commercial Mortgage
  Securities
4.67%                                   06/11/41         90,000            82,436
4.83%                                   11/11/41        110,000           102,365
Capital Lease Funding Securitization LP
 7.35%*                                 06/22/24        217,736           220,762
Chase Manhattan Bank-First Union
  National Bank
7.44%                                   08/15/31        400,000           417,894
Citigroup Mortgage Loan Trust, Inc.
3.94%(a)                                09/25/34        335,910           330,858
4.33%(a)                                02/25/34        482,396           481,958
Commercial Mortgage Pass Through
  Certificates
4.22%                                   03/10/39        375,000           353,789
Countrywide Alternative Loan Trust
5.13%(a)                                10/25/35        406,738           407,460
5.27%(a)                                09/25/34        136,821           137,333
5.50%                                   05/25/36        650,530           644,144
Countrywide Home Loan Mortgage Pass
  Through Trust
5.09%(a)                                02/25/35        147,376           147,926
CS First Boston Mortgage Securities
  Corp.
6.30%                                   11/11/30        313,019           316,701
6.55%                                   01/17/35        651,939           657,612
Deutsche Mortgage and Asset Receiving
  Corp.
6.54%                                   06/15/31        528,305           532,836
DLJ Commercial Mortgage Corp.
7.18%                                   11/10/33        399,234           417,372
First Union National Bank Commercial
  Mortgage
7.39%                                   12/15/31        350,000           366,463

                       See Notes to Financial Statements.
                                       23

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
INCOME FUND                                                        June 30, 2006
STATEMENT OF INVESTMENTS - (Continued)                               (Unaudited)

                                        Maturity
                                          Date           Par          Value
                                       ---------- ---------------- ----------
GE Capital Commercial Mortgage Corp.
 5.00%                                 12/10/37   $ 425,000        $  408,808
 6.27%                                 12/10/35     340,000           348,100
GMAC Commercial Mortgage Securities,
  Inc.
 4.65%                                 04/10/40     575,000           548,921
 6.46%                                 04/15/34     390,000           401,134
 6.96%                                 09/15/35     440,000           459,004
 7.18%                                 08/15/36     256,775           265,746
 7.46%                                 08/16/33     268,061           281,914
GS Mortgage Securities Corp. II
 5.55%(a)                              04/10/38     145,000           141,496
 6.14%                                 10/18/30     419,945           422,422
 6.62%                                 10/18/30     353,237           357,897
Harborview Mortgage Loan Trust
 5.00%(a)                              05/19/35     409,277           409,933
 5.09%(a)                              11/19/35     372,091           372,341
Impac CMB Trust
 5.09%(a)                              05/25/35     376,316           376,635
 5.17%(a)                              10/25/33     109,289           109,299
Indymac Index Mortgage Loan Trust
 5.10%(a)                              09/25/35     122,501           115,955
 5.28%(a)                              06/25/47     594,389           593,421
 5.29%(a)                              03/25/35     551,777           546,292
 5.60%(a)                              10/25/36     498,806           503,408
JPMorgan Chase Commercial Mortgage
  Securities Corp.
 4.74%                                 07/15/42     150,000           137,981
 5.47%                                 01/12/43     100,000            96,168
 5.86%                                 10/12/35     240,000           240,451
 6.43%                                 04/15/35     300,000           307,798
LB-UBS Commercial Mortgage Trust
 4.06%(a)                              09/15/27     180,000           172,398
 4.95%                                 09/15/30     500,000           468,229
 5.15%(a)                              06/15/29     360,000           351,619
 7.37%                                 08/15/26     270,000           284,215
Lehman XS Trust
 5.08%(a)                              02/25/46     564,660           565,811
Luminent Mortgage Trust
 5.27%(a)                              05/25/46     591,992           591,950
Mastr Adjustable Rate Mortgages Trust
 4.61%                                 12/25/34     115,897           115,347
Merrill Lynch Mortgage Trust
 5.84%(a)                              05/12/39     170,000           168,249
Morgan Stanley Capital I
 4.99%                                 08/13/42     240,000           225,271
Morgan Stanley Mortgage Loan Trust
 4.09%(a)                              08/25/34     374,401           374,635
 5.23%                                 03/25/36     538,579           538,734
 5.24%(a)                              07/25/35     384,972           382,608
Prime Mortgage Trust
 8.00%                                 07/25/34     469,669           477,423
Residential Asset Securitization Trust
 4.75%                                 02/25/19   1,159,674         1,091,543

                                        Maturity
                                          Date           Par          Value
                                       ---------- ---------------- ----------
Salomon Brothers Mortgage Securities
  VII
 6.59%                                 12/18/33   $ 300,000        $  308,056
 7.46%                                 07/18/33     380,309           397,717
Small Business Administration
 4.75%                                 08/10/14     286,289           268,638
Structured Adjustable Rate Mortgage
  Loan Trust
 4.99%(a)                              11/25/34     313,585           317,980
 5.23%(a)                              01/25/35     272,444           268,040
Washington Mutual Mortgage
  Pass-Through Certificates
 5.62%(a)                              01/25/35     328,374           326,182
Washington Mutual, Inc.
 4.84%(a)                              10/25/35     623,554           612,156
 4.98%(a)                              11/25/34     458,950           460,486
 5.05%(a)                              04/25/45     395,335           396,665
 5.09%(a)                              12/25/45     558,728           560,321
Wells Fargo Mortgage Backed Securities
  Trust
 3.54%(a)                              09/25/34     470,000           447,034
 5.24%                                 04/25/36     190,367           188,084
Zuni Mortgage Loan Trust
 5.41%                                 07/15/36     600,000           600,030
                                                                   ----------
Total Collateralized Mortgage
Obligations
(Cost $27,760,212)                                                 27,119,099
                                                                   ----------
CORPORATE BONDS - 18.3%

Consumer Discretionary - 1.0%

AMC Entertainment, Inc.
11.00%                                 02/01/16      10,000            10,700
Amerigas Partners LP
 7.25%                                 05/20/15      10,000             9,450
Boyd Gaming Corp.
 6.75%                                 04/15/14      10,000             9,488
 7.13%                                 02/01/16      10,000             9,663
Caesars Entertainment, Inc.
 8.13%                                 05/15/11      12,000            12,645
DaimlerChrysler NA Holding Corp.
 4.88%                                 06/15/10      90,000            86,031
 6.50%                                 11/15/13      50,000            49,973
 7.30%                                 01/15/12     135,000           140,484
DI Finance/DynCorp International
 9.50%                                 02/15/13      10,000            10,400
Federated Department Stores, Inc.
 6.79%                                 07/15/27      30,000            29,538
General Motors Corp.
 8.25%                                 07/15/23      70,000            55,125
 8.38%                                 07/05/33      30,000            29,834
Hertz Corp.
 8.88%*                                01/01/14      15,000            15,375
Inn of the Mountain Gods Resort &
  Casino
12.00%                                 11/15/10      10,000            10,625

                       See Notes to Financial Statements.
                                       24

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
INCOME FUND                                                        June 30, 2006
STATEMENT OF INVESTMENTS - (Continued)                               (Unaudited)

                                         Maturity
                                           Date           Par         Value
                                        ---------- ---------------- ---------
Consumer Discretionary (continued)
J.C. Penney Corp., Inc.
 7.40%                                  04/01/37       $ 10,000     $  10,475
May Department Stores Co. (The)
 7.88%                                  03/01/30         30,000        32,972
MGM Mirage
 6.00%                                  10/01/09         45,000        43,762
 6.75%                                  09/01/12         20,000        19,250
 8.50%                                  09/15/10         50,000        51,938
Mohegan Tribal Gaming Authority
 6.13%                                  02/15/13         10,000         9,412
 8.00%                                  04/01/12          5,000         5,081
NationsRent Cos., Inc.
 9.50%                                  10/15/10          4,000         4,260
Oxford Industries, Inc.
 8.88%                                  06/01/11         10,000        10,000
Premier Entertainment Biloxi LLC
10.75%                                  02/01/12         10,000        10,325
Reader's Digest Association, Inc. (The)
 6.50%                                  03/01/11         10,000         9,650
Service Corp. International
  8.00%*                                06/15/17         20,000        18,700
Station Casinos, Inc.
 6.00%                                  04/01/12         20,000        18,725
 6.62%                                  03/15/18         10,000         9,050
Suburban Propane Partners LP
 6.88%                                  12/15/13         30,000        28,050
Time Warner, Inc.
 6.88%                                  05/01/12        400,000       413,388
 7.70%                                  05/01/32         25,000        27,171
United Rentals North America, Inc.
 6.50%                                  02/15/12          5,000         4,725
Visteon Corp.
 8.25%                                  08/01/10         20,000        18,700
                                                                    ---------
                                                                    1,224,965
                                                                    ---------
Consumer Staples - 0.2%

Altria Group, Inc.
 7.00%                                  11/04/13          5,000         5,275
 7.20%                                  02/01/07        240,000       241,212
                                                                    ---------
                                                                      246,487
                                                                    ---------
Energy - 2.4%

Apache Corp.
 6.25%                                  04/15/12         80,000        81,925
Chesapeake Energy Corp.
 6.25%                                  01/15/18         50,000        45,625
 6.38%                                  06/15/15         10,000         9,275
 6.88%                                  11/15/20         10,000         9,250
Compton Petroleum Finance Corp.
 7.62%                                  12/01/13         10,000         9,550
ConocoPhillips

 4.75%                                  10/15/12        370,000       351,907
ConocoPhillips Holding Co.
 6.95%                                  04/15/29         10,000        10,881

                                       Maturity
                                         Date           Par          Value
                                      ---------- ---------------- -----------
Energy (continued)
Devon Energy Corp.
 7.95%                                  04/15/32       $130,000     $ 149,796
Devon Financing Corp. ULC
 6.88%                                  09/30/11         90,000        93,573
 7.88%                                  09/30/31         25,000        28,549
El Paso Corp.
 7.75%                                  01/15/32         40,000        38,950
 7.80%                                  08/01/31        940,000       912,975
Enterprise Products Operating LP
 4.00%                                  10/15/07         25,000        24,325
 4.95%                                  06/01/10         75,000        71,886
Hess Corp.
 7.30%                                  08/15/31        215,000       227,837
KCS Energy, Inc.
 7.13%                                  04/01/12          5,000         4,713
Kerr-McGee Corp.
 7.88%                                  09/15/31        160,000       180,597
Kinder Morgan Energy Partners LP
 5.00%                                  12/15/13         10,000         9,165
 6.30%                                  02/01/09         20,000        20,089
 6.75%                                  03/15/11         20,000        20,431
Massey Energy Co.
  6.88%*                                12/15/13         55,000        51,150
Northwest Pipeline Corp.
 8.13%                                  03/01/10         30,000        31,200
Peabody Energy Corp.
 6.88%                                  03/15/13         28,000        27,510
Pemex Project Funding Master Trust
 6.63%*                                 06/15/35        190,000       171,950
Plains Exploration & Production Co.
 7.13%                                  06/15/14         20,000        19,700
Pogo Producing Co.
 6.88%                                  10/01/17         20,000        18,525
Pride International, Inc.
 7.38%                                  07/15/14         20,000        20,100
Southern Natural Gas Co.
 8.88%                                  03/15/10         20,000        21,125
Transcontinental Gas Pipe Line Corp.
 8.88%                                  07/15/12         35,000        38,588
Vintage Petroleum, Inc.
 8.25%                                  05/01/12         24,000        25,391
Williams Cos., Inc.
 7.50%                                  01/15/31        173,000       166,945
 7.63%                                  07/15/19         10,000        10,150
 7.75%                                  06/15/31         80,000        78,800
XTO Energy, Inc.
 6.25%                                  04/15/13         20,000        20,013
 7.50%                                  04/15/12         36,000        38,270
                                                                    ---------
                                                                    3,040,716
                                                                    ---------
Financials - 9.4%

Ameriprise Financial, Inc.
 7.52%                                06/01/49         80,000        80,484

                       See Notes to Financial Statements.
                                       25

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
INCOME FUND                                                        June 30, 2006
STATEMENT OF INVESTMENTS - (Continued)                               (Unaudited)

                                       Maturity
                                         Date           Par          Value
                                      ---------- ---------------- -----------
Financials (continued)
BAC Capital Trust XI
   6.62%                                05/23/36      $  35,000     $  34,575
Bank of America Corp.
   3.88%                                01/15/08         65,000        63,385
   4.25%                                10/01/10         90,000        85,350
   4.50%                                08/01/10        245,000       234,936
   4.88%                                01/15/13        120,000       114,192
Berkshire Hathaway Finance Corp.
   3.38%                                10/15/08        150,000       142,803
   4.13%                                01/15/10         95,000        90,381
Boeing Capital Corp.
   5.80%                                01/15/13         85,000        85,185
CIT Group, Inc.
   4.00%                                05/08/08          5,000         4,854
Citigroup, Inc.
   3.63%                                02/09/09      1,005,000       957,140
   4.13%                                02/22/10        175,000       166,379
   5.00%                                09/15/14        265,000       248,031
Deutsche Bank AG
   3.84%(a)                             03/15/07        150,000       149,510
E*Trade Financial Corp.
   7.38%                                09/15/13         10,000        10,000
Ford Motor Credit Co.
   6.63%                                06/16/08         50,000        47,590
   7.25%                                10/25/11         55,000        48,789
   7.38%                             10/09-02/11        910,000       839,582
  10.49%                                06/15/11        103,000       103,353
Forest City Enterprises, Inc.
   6.50%                                02/01/17          8,000         7,480
General Electric Capital Corp.
   3.45%(a)                             01/15/08        950,000       949,366
   4.13%                                09/01/09        285,000       272,986
   5.00%                                11/15/11        310,000       299,817
   6.50%(b)                             09/28/15         70,000        42,267
General Motors Acceptance Corp.
   4.38%                                12/10/07        170,000       163,065
   5.13%                                05/09/08         30,000        28,740
   5.63%                                05/15/09        190,000       180,720
   5.85%                                01/14/09        210,000       201,307
   6.13%                                08/28/07        160,000       158,327
   6.31%                                11/30/07         50,000        48,176
   7.25%                                03/02/11        165,000       159,969
   7.75%                                01/19/10         90,000        89,536
Goldman Sachs Group, Inc.
   6.60%                                01/15/12        290,000       299,297
Host Marriott LP
   9.25%                                10/01/07          4,000         4,125
HSBC Bank USA NA
   3.87%                                06/07/07        300,000       295,022
HSBC Finance Corp. NA
   6.38%                                11/27/12         40,000        40,966
   6.40%                                06/17/08        325,000       329,323
   6.50%                                11/15/08        213,000       216,764

                                       Maturity
                                         Date           Par          Value
                                      ---------- ---------------- -----------
Financials (continued)
JPMorgan Chase & Co.
   3.63%                                05/01/08      $  50,000     $  48,197
   5.13%                                09/15/14         45,000        42,505
   5.15%                                10/01/15         30,000        28,002
   5.35%                                03/01/07        100,000        99,796
   5.75%                                01/02/13        195,000       193,025
   6.38%                                02/15/08        100,000       100,825
Lehman Brothers Holdings, Inc.
   6.63%                                01/18/12        150,000       155,289
   7.88%                                08/15/10         55,000        59,183
Lincoln National Corp.
   7.00%(a)                             05/17/66        100,000        99,224
Mizuho JGB Investment LLC
   9.87%(a)*                            12/31/49        210,000       224,855
Mizuho Preferred Capital Co. LLC
   8.79%(a)*                            12/31/49        360,000       378,301
Morgan Stanley
   3.63%                                04/01/08        270,000       261,300
   5.05%                                01/21/11        275,000       266,700
   6.75%                                04/15/11         50,000        51,911
RBS Capital Trust I
   4.71%(a)                             12/31/49         90,000        81,349
Rouse Co. (The)
   3.63%                                03/15/09         35,000        32,524
   5.38%                                11/26/13        125,000       112,166
SLM Corp.
   4.54%(a)                             04/01/09        220,000       211,292
SunTrust Banks, Inc.
   3.63%                                10/15/07        270,000       263,175
   4.00%                                10/15/08         65,000        62,762
UBS Preferred Funding Trust I
   8.62%(a)                             10/29/49         25,000        27,348
Unilever Capital Corp.
   7.13%                                11/01/10         55,000        57,747
US Bancorp
   3.13%                                03/15/08        170,000       163,285
US Bank NA
   2.87%                                02/01/07        250,000       245,920
USB Capital IX
   6.19%(a)                             04/15/42        210,000       205,357
Ventas Realty LP/Ventas Capital Corp.
   6.75%                                06/01/10         10,000         9,900
   8.75%                                05/01/09         20,000        21,000
   9.00%                                05/01/12         10,000        10,950
Wachovia Capital Trust III
   5.80%(a)                          03/42-12/49        480,000       465,793
Wells Fargo & Co.
   4.20%                                01/15/10        195,000       186,346
   4.63%                                08/09/10         55,000        53,057
   4.88%                                01/12/11        145,000       140,486
   5.00%                                11/15/14         75,000        70,596
                                                                  -----------
                                                                   11,723,938
                                                                  -----------

                       See Notes to Financial Statements.
                                       26

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
INCOME FUND                                                        June 30, 2006
STATEMENT OF INVESTMENTS - (Continued)                               (Unaudited)

                                    Maturity
                                      Date           Par            Value
                                   ---------- ---------------- -------------
Health Care - 0.7%
Aetna, Inc.
 6.62%                             06/15/36       $155,000        $  153,318
AmerisourceBergen Corp.
 5.88%*                            09/15/15         20,000            18,850
Bio-Rad Laboratories, Inc.
 6.13%                             12/15/14         20,000            18,350
 7.50%                             08/15/13          5,000             5,025
Bristol-Myers Squibb Co.
 5.75%                             10/01/11         20,000            19,947
DaVita, Inc.
 7.25%                             03/15/15         45,000            43,200
HCA, Inc.
 5.50%                             12/01/09         25,000            24,091
 6.25%                             02/15/13         10,000             9,338
 6.50%                             02/15/16         85,000            78,593
 7.25%                             05/20/08         22,000            22,291
 7.69%                             06/15/25         30,000            28,350
Omnicare, Inc.
 6.88%                             12/15/15         54,000            51,300
Tenet Healthcare Corp.
 6.38%                             12/01/11        121,000           107,992
 9.50%*                            02/01/15        171,000           168,007
 9.88%                             07/01/14         40,000            40,000
UnitedHealth Group, Inc.
 5.80%                             03/15/36         50,000            44,755
WellPoint, Inc.
 5.95%                             12/15/34         50,000            45,910
                                                                  ----------
                                                                     879,317
                                                                  ----------
Industrials - 1.1%

BE Aerospace, Inc.
 8.50%                             10/01/10         30,000            31,650
BNSF Funding Trust I
 6.61%                             12/15/55         65,000            61,016
DRS Technologies, Inc.
 6.63%                             02/01/16         10,000             9,675
Eastman Kodak Co.
 7.25%                             11/15/13         35,000            33,708
Horizon Lines LLC
 9.00%                             11/01/12         13,000            13,195
Kansas City Southern Railway Corp.
 9.50%                             10/01/08         23,000            24,092
L-3 Communications Corp.
 6.38%                             10/15/15          5,000             4,775
Lockheed Martin Corp.
 8.50%                             12/01/29         35,000            44,052
Norfolk Southern Corp.
 6.20%                             04/15/09         90,000            90,961
 7.25%                             02/15/31         30,000            33,311
Northrop Grumman Corp.
 4.08%                             11/16/06        150,000           149,144
Overseas Shipholding Group
 7.50%                             02/15/24         20,000            19,050

                                    Maturity
                                      Date           Par            Value
                                   ---------- ---------------- -------------
Industrials (continued)
Raytheon Co.
 6.75%                             08/15/07       $ 23,000        $   23,223
Terex Corp.
 7.38%                             01/15/14         15,000            14,925
United Technologies Corp.
 8.88%                             11/15/19         25,000            31,253
Waste Management, Inc.
 6.88%                             05/15/09        425,000           436,974
 7.00%                             10/15/06        125,000           125,427
 7.38%                             05/15/29        165,000           179,346
                                                                  ----------
                                                                   1,325,777
                                                                  ----------
Information Technology - 0.1%

Electronic Data Systems Corp.
 7.12%                             10/15/09         10,000            10,328
Freescale Semiconductor, Inc.
 7.35%(a)                          07/15/09         10,000            10,200
MagnaChip Semiconductor SA
 8.16%(a)                          12/15/11          5,000             4,750
Sungard Data Systems, Inc.
 9.13%*                            08/15/13         20,000            20,750
UGS Corp.
10.00%                             06/01/12         20,000            21,500
                                                                  ----------
                                                                      67,528
                                                                  ----------
Materials - 0.2%

Georgia-Pacific Corp.
 7.70%                             06/15/15         13,000            12,415
IMC Global, Inc.
10.88%                             08/01/13         30,000            33,375
International Steel Group, Inc.
 6.50%                             04/15/14          5,000             4,725
Lyondell Chemical Co.
 9.63%                             05/01/07          4,000             4,060
MacDermid, Inc.
 9.13%                             07/15/11         10,000            10,450
Westlake Chemical Corp.
 6.63%                             01/15/16         12,000            11,085
Weyerhaeuser Co.
 6.75%                             03/15/12        175,000           178,791
                                                                  ----------
                                                                     254,901
                                                                  ----------
Telecommunication Services - 2.0%

AT&T, Inc.
 5.10%                             09/15/14         80,000            74,217
BellSouth Capital Funding Corp.
 7.88%                             02/15/30        160,000           175,077
BellSouth Corp.
 4.75%                             11/15/12         10,000             9,272
Cincinnati Bell, Inc.
 7.00%                             02/15/15         18,000            16,965
 7.25%                             07/15/13         35,000            34,475
Citizens Communications, Co.
 9.25%                             05/15/11         10,000            10,750

                       See Notes to Financial Statements.
                                       27

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
INCOME FUND                                                        June 30, 2006
STATEMENT OF INVESTMENTS - (Continued)                               (Unaudited)

                                          Maturity
                                            Date              Par           Value
                                     ----------------- ---------------- -------------
Telecommunication Services
  (continued)

Clear Channel Communications, Inc.
   4.25%                                05/15/09           $ 50,000       $    47,414
   4.90%                                05/15/15             10,000             8,536
   5.50%                                09/15/14             80,000            72,424
Comcast Cable Communications
  Holdings, Inc.
   8.38%                                03/15/13            120,000           133,277
Comcast Corp.
   6.50%                             01/15-11/35            350,000           349,869
   7.05%                                03/15/33             25,000            25,362
COX Communications, Inc.
   7.75%                                11/01/10             15,000            15,885
CSC Holdings, Inc.
   7.63%                                04/01/11             20,000            20,000
   7.88%                                02/15/18             16,000            15,960
DirecTV Holdings LLC
   6.38%                                06/15/15             20,000            18,450
Echostar DBS Corp.
   7.13%*                               02/01/16             55,000            52,938
Historic TW, Inc.
  6.63%                                 05/15/29            165,000           158,538
Lamar Media Corp.
  7.25%                                 01/01/13             25,000            24,438
Liberty Media Corp.
  6.41%(a)                              09/17/06            123,000           123,258
New Cingular Wireless Services, Inc.
  8.13%                                 05/01/12             85,000            93,537
News America, Inc.
  6.20%                                 12/15/34             55,000            49,912
Nextel Communications, Inc.
  5.95%                                 03/15/14             15,000            14,410
  7.38%                                 08/01/15             20,000            20,358
Qwest Communications International,
  Inc.
  8.25%(a)                              02/15/09             40,000            40,750
Qwest Corp.
  5.63%                                 11/15/08             30,000            29,250
  7.88%                                 09/01/11             35,000            35,438
  8.16%(a)                              06/15/13             35,000            37,012
Sprint Capital Corp.
  4.78%                                 08/17/06            160,000           159,826
  6.00%                                 01/15/07             70,000            70,094
  8.38%                                 03/15/12             40,000            44,196
  8.75%                                 03/15/32             35,000            42,207
Tele-Communications-TCI Group
  7.88%                                 08/01/13            295,000           317,791
Telefonica Emisiones SAU
  6.42%                                 06/20/16             75,000            74,844
  7.04%                                 06/20/36             75,000            74,959
Verizon Global Funding Corp.
  4.38%                                 06/01/13             35,000            31,603
Verizon New Jersey, Inc.
  5.88%                                 01/17/12             15,000            14,678

                                          Maturity
                                            Date              Par           Value
                                     ----------------- ---------------- -------------
Telecommunication Services
  (continued)

Windstream Corp.
  8.62%                               08/01/16           $  5,000       $     5,112
                                                                          -----------
                                                                            2,543,082
                                                                          -----------
Utilities - 1.2%

AES Corp. (The)
  7.75%                                 03/01/14             16,000            16,080
  8.88%                                 02/15/11             19,000            19,950
  9.38%                                 09/15/10             97,000           103,790
  9.50%                                 06/01/09             68,000            72,080
Cleveland Electric Illuminating Co.
  (The)
  5.65%                                 12/15/13             40,000            38,774
Colorado Interstate Gas Co.
   6.80%*                               11/15/15             10,000             9,638
Dominion Resources, Inc.
  4.12%                                 02/15/08             30,000            29,245
  4.75%                                 12/15/10             30,000            28,634
  5.13%                                 12/15/09             80,000            78,016
  5.70%                                 09/17/12             90,000            88,070
FirstEnergy Corp.
  5.50%                                 11/15/06             40,000            39,953
  6.45%                                 11/15/11             50,000            50,876
  7.38%                                 11/15/31            235,000           252,120
Florida Power & Light Co.
  4.95%                                 06/01/35             55,000            45,622
Midwest Generation LLC
  8.56%                                 01/02/16             97,898           102,793
  8.75%                                 05/01/34             15,000            15,900
NRG Energy, Inc.
  7.25%                                 02/01/14             35,000            34,125
  7.38%                                 02/01/16             15,000            14,625
Orion Power Holdings, Inc.
 12.00%                                 05/01/10             15,000            16,950
Pacific Gas & Electric Co.
  6.05%                                 03/01/34            120,000           113,258
Reliant Energy, Inc.
  6.75%                                 12/15/14             20,000            18,400
TXU Corp.
  4.80%                                 11/15/09             25,000            23,784
  5.55%                                 11/15/14             20,000            18,140
  6.55%                                 11/15/34            160,000           140,557
TXU Electric Delivery Co.
  6.38%                                 01/15/15             30,000            30,070
TXU Energy Co. LLC
  7.00%                                 03/15/13             50,000            51,037
                                                                          -----------
                                                                            1,452,487
                                                                          -----------
Total Corporate Bonds (Cost
$23,220,803)                                                               22,759,198
                                                                          -----------

                       See Notes to Financial Statements.
                                       28

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
INCOME FUND                                                        June 30, 2006
STATEMENT OF INVESTMENTS - (Continued)                               (Unaudited)

                                         Maturity
                                           Date             Par           Value
                                      -------------- ---------------- -------------
FOREIGN BONDS - 6.5%

Australia - 0.2%

Queensland Treasury Corp.
 6.00%(b)(c)                             06/14/11        $410,000        $  305,813
                                                                         ----------
Bermuda - 0.0%#

Intelsat Bermuda, Ltd.
 9.25%                                   06/15/16          15,000            15,487
Intelsat Subsidiary Holding Co., Ltd.
 9.61%(a)                                01/15/12          15,000            15,150
Intelsat, Ltd.
 6.50%(d)                                11/01/13          30,000            22,800
                                                                         ----------
                                                                             53,437
                                                                         ----------
Brazil - 0.4%

Brazilian Government International
  Bond
 8.00%(d)                                01/15/18         240,000           253,200
 8.88%(d)                                04/15/24          39,000            43,262
10.13%(d)                                05/15/27          16,000            19,880
11.00%(d)                                08/17/40         175,000           217,000
12.25%(d)                                03/06/30           4,000             5,870
                                                                         ----------
                                                                            539,212
                                                                         ----------
Bulgaria - 0.1%

Bulgaria Government International
  Bond
 8.25%(d)                              01/15/15          83,000            93,906
                                                                         ----------
Canada - 1.2%

Anadarko Finance Co.
 6.75%(d)                                05/01/11         200,000           205,503
Canadian Government Bond
 4.00%(b)(c)                             12/01/31         130,000           198,490
Canadian Treasury Bill
 5.06%                                   09/20/06          80,000            78,754
ChevronTexaco Capital Co.
 3.50%(d)                                09/17/07         200,000           195,114
Conoco Funding Co.
 6.35%(d)                                10/15/11          70,000            72,018
 7.25%(d)                                10/15/31          35,000            39,462
EnCana Corp.
 6.30%(d)                                11/01/11          90,000            91,877
Hydro Quebec
 6.30%(d)                                05/11/11          60,000            61,730
Ispat Inland ULC
 9.75%(d)                                04/01/14          78,000            85,995
Province of Manitoba
 6.38%(b)                                09/01/15         165,000            98,132
Province of Ontario
 6.25%(b)                                06/16/15         180,000           107,247
Province of Quebec
 6.75%(b)                                11/09/15          70,000            42,617
Rogers Cable, Inc.
 6.75%(d)                                03/15/15          10,000             9,525

                                         Maturity
                                           Date             Par           Value
                                      -------------- ---------------- -------------
Canada (continued)
Rogers Wireless, Inc.
 6.38%(d)                                03/01/14        $ 20,000        $   19,050
 7.50%(d)                                03/15/15          30,000            30,300
Shaw Communications, Inc.
 7.20%(d)                                12/15/11          24,000            23,940
Sun Media Corp.
 7.63%(d)                                02/15/13          10,000            10,062
Talisman Energy, Inc.
 5.85%(d)                                02/01/37          20,000            17,638
TransCanada Corp.
 5.85%(d)                                03/15/36          40,000            37,495
Western Oil Sands, Inc.
 8.38%(d)                                05/01/12          37,000            39,312
                                                                         ----------
                                                                          1,464,261
                                                                         ----------
Cayman Islands - 0.4%

MUFG Capital Finance 1, Ltd.
 6.35%(a)(d)                             07/29/49         100,000            96,459
Systems 2001 AT LLC
 6.66%(d)*                               09/15/13         419,858           432,336
                                                                         ----------
                                                                            528,795
                                                                         ----------
Colombia - 0.1%

Columbia Government International
  Bond
 8.13%(d)                                05/21/24          26,000            26,325
11.75%(d)                                02/25/20          55,000            72,325
                                                                         ----------
                                                                             98,650
                                                                         ----------
France - 0.4%

Compagnie Generale de Geophysique
  SA
 7.50%*                                  05/15/15          10,000             9,775
France Treasury Bill
 2.72%                                   07/13/06         426,700           545,225
                                                                         ----------
                                                                            555,000
                                                                         ----------
Germany - 0.2%

L-Bank Landeskreditbank
  Baden-Wuerttemberg Foerderbank
 4.25%(d)                                09/15/10         250,000           239,164
                                                                         ----------
Ireland - 0.2%

Depfa ACS Bank
 3.63%(d)                                10/29/08         150,000           144,109
Eircom Funding
 8.25%(d)                                08/15/13          50,000            53,000
                                                                         ----------
                                                                            197,109
                                                                         ----------
Israel - 0.3%

Israel Government AID Bond
 5.50%(d)                           04/24-09/33         400,000           395,948
                                                                         ----------

                       See Notes to Financial Statements.
                                       29

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
INCOME FUND                                                        June 30, 2006
STATEMENT OF INVESTMENTS - (Continued)                               (Unaudited)

                                                 Maturity
                                                   Date              Par           Value
                                           ------------------- ---------------- ----------
Luxembourg - 0.9%

Telecom Italia Capital SA
 4.95%(d)                                       09/30/14          $    40,000   $   35,810
 5.25%(d)                                    11/13-10/15               45,000       41,408
 6.00%(d)                                       09/30/34               95,000       82,025
Tyco International Group SA
 6.00%(d)                                       11/15/13              310,000      307,116
 6.13%(d)                                       11/01/08               40,000       40,240
 6.38%(d)                                       10/15/11               50,000       51,019
 6.75%(d)                                       02/15/11               10,000       10,317
 6.88%(d)                                       01/15/29              110,000      113,388
 7.00%(d)                                       06/15/28              418,000      436,222
                                                                                ----------
                                                                                 1,117,545
                                                                                ----------
Marshell Islands - 0.0%#

OMI Corp.
 7.63%(d)                                       12/01/13               10,000        9,975
Teekay Shipping Corp.
 8.88%                                          07/15/11               19,000       19,903
                                                                                ----------
                                                                                    29,878
                                                                                ----------
Mexico - 0.7%

Mexican Bonos
 8.00%(b)                                       12/19/13               60,000        5,010
 9.00%(b)                                       12/22/11              170,000       15,301
Mexico Government International Bond
 7.50%(d)                                       04/08/33              250,000      265,625
 8.00%(d)                                       09/24/22               25,000       27,875
 8.30%(d)                                       08/15/31               60,000       69,300
11.50%(d)                                       05/15/26              360,000      531,000
                                                                                ----------
                                                                                   914,111
                                                                                ----------
Netherlands - 0.1%

Deutsche Telekom International
  Finance BV
 5.75%(d)                                       03/23/16               75,000       70,786
 8.25%(d)                                       06/15/30               40,000       46,182
Royal KPN NV
 8.00%(d)                                       10/01/10               30,000       31,820
                                                                                ----------
                                                                                   148,788
                                                                                ----------
Norway - 0.2%

Eksportfinans AS
 3.38%(d)                                       01/15/08              240,000      232,583
                                                                                ----------
Panama - 0.1%

Panama Government International
  Bond
 7.13%(d)                                       01/29/26               81,000       78,165
                                                                                ----------
Russia - 0.6%

Russia Government International Bond
  (STEP)
 5.00%(a)(d)                                    03/31/30              655,000      697,116
                                                                                ----------
Sweden - 0.1%

Svensk Exportkredit AB
 2.88%(d)                                       01/26/07              100,000       98,668
                                                                                ----------

                                                  Maturity
                                                    Date              Par          Value
                                             ----------------- ---------------- ----------
United Kingdom - 0.3%

Barclays Bank PLC
 6.28%(d)                                       12/29/49          $    80,000   $   68,525
British Telecommunications PLC
 8.38%(d)                                       12/15/10              140,000      153,701
Vodafone Group PLC
 5.00%(d)                                       09/15/15               15,000       13,567
 7.75%(d)                                       02/15/10               80,000       84,554
                                                                                ----------
                                                                                   320,347

                                                                                ----------
Total Foreign Bonds (Cost $7,885,153)
                                                                                 8,108,496
                                                                                ----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 38.5%

Federal Home Loan Bank - 4.9%
 4.75%                                          07/03/06            6,000,000    5,998,417
 5.93%                                          04/09/08              100,000      100,724
                                                                                ----------
                                                                                 6,099,141
                                                                                ----------
Federal Home Loan Mortgage Corp. - 7.1%
 4.00%                                          03/01/10              108,811      103,450
 4.50%                                       05/18-01/20              465,094      439,962
 4.72%(a)                                       06/15/18              175,511      175,849
 5.00%                                       12/17-07/36            6,722,255    5,984,194
 5.03%                                          08/01/34              349,563      342,835
 5.50%                                       06/15-10/33            1,402,043    1,390,659
 5.63%                                          11/23/35              190,000      173,092
 5.75%                                          06/27/16              310,000      310,004
                                                                                ----------
                                                                                 8,920,045
                                                                                ----------
Federal National Mortgage Assoc. - 21.9%
 2.35%                                          04/05/07              595,000      581,054
 2.71%                                          01/30/07              975,000      959,411
 3.12%                                          03/16/09              225,000      211,736
 4.50%                                       07/35-10/35              587,144      532,138
 5.00%                                       09/20-06/36           10,921,075   10,222,485
 5.50%                                       07/16-07/36           13,885,433   12,593,856
 6.00%                                       06/18-03/36            1,120,152    1,103,990
 6.50%                                       07/29-08/34              493,325      497,764
 7.00%                                       08/19-10/32              264,446      271,130
 7.50%                                       10/22-04/30              186,498      193,205
 8.00%                                       08/14-10/14               17,082       18,041
 8.50%                                       09/14-03/30               65,336       70,130
 8.75%                                          02/01/10               14,308       14,415
                                                                                ----------
                                                                                27,269,355
                                                                                ----------

                       See Notes to Financial Statements.
                                       30

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
INCOME FUND                                                        June 30, 2006
STATEMENT OF INVESTMENTS - (Continued)                               (Unaudited)

                                       Maturity
                                         Date            Par          Value
                                    --------------   -----------    ----------
Government National Mortgage Assoc. - 4.6%
  3.75%(a)                              05/20/34      $  335,528    $  325,953
  5.50%                              12/20-07/33       2,905,900     2,816,633
  6.00%                              02/14-03/35       2,213,156     2,196,588
  6.50%                              12/12-01/34         259,337       263,228
  7.00%                                 08/15/28           3,679         3,796
  7.50%                              10/29-06/30          62,335        65,187
  8.00%                                 05/20/22          10,268        10,821
  9.50%                                 08/15/17             517           562
 11.50%                                 03/15/10             894           964
 12.00%                              03/14-07/15           4,127         4,539
                                                      ----------
                                                      5,688,271
                                                      ----------
Total U.S. Government & Agency

Obligations (Cost $48,640,063)                        47,976,812
                                                      ----------
U.S. TREASURY OBLIGATIONS - 18.3%

United States Treasury Notes & Bonds
  1.88%(c)                              07/15/15         380,000       373,424
  2.00%(c)                           07/14-01/26         250,000       254,289
  3.38%(c)                              01/15/12         140,000       166,371
  3.50%(c)                              01/15/11         800,000       968,508
  3.62%(c)                              04/15/28         310,000       458,146
  3.88%(c)                           09/10-04/29         790,000       967,387
  4.25%                              11/14-08/15       2,170,000     2,034,283
  4.38%                                 12/15/10       2,020,000     1,962,083
  4.50%                              02/11-02/36       6,926,000     6,565,947
  4.88%                              05/08-04/11         970,000       964,489
  5.25%                                 02/15/29         230,000       228,994
  5.38%                                 02/15/31          10,000        10,173
  5.65%(e)                           11/21-11/27       2,290,000       849,941
  6.12%                              11/27-08/29         635,000       702,946
  6.25%                                 08/15/23       1,815,000     2,001,747
  6.75%                                 08/15/26         725,000       852,894
  8.12%                                 08/15/19         475,000       601,358
  8.50%                                 02/15/20         490,000       640,828
  8.75%                                 08/15/20       1,680,000     2,249,888
                                                                    ----------
Total U.S. Treasury Obligations (Cost
$23,277,145)                                                        22,853,696
                                                                    ----------
REPURCHASE AGREEMENT - 7.9%

Agreement with Goldman Sachs, Inc.,
  5.21% dated 06/30/06 to be
  repurchased at $9,904,298 ,
  collateralized by $10,140,000
Federal National Mortgage Association,
  4.875%, due 04/15/09 (market value
  $10,098,595)
(Cost $9,900,000)      07/03/06        9,900,000        9,900,000
                                                       ----------

                         Maturity
                           Date              Par          Value
                    ----------------- ---------------- ----------
MONEY MARKET FUND - 2.1%

TCW Galileo Money Market Fund

  4.82%

(Cost $2,577,415)      07/03/06       $2,577,415       $2,577,415
                                                       ----------

  Shares
---------
PREFERRED STOCK - 0.2%
   460    Fresenius Medical Capital Trust II
          7.88% ..................................         46,805
10,350    General Motors Series B 5.25% ..........        191,475
                                                          -------
Total Preferred Stock (Cost $240,941)                     238,280
                                                          -------
Total Investments - 122.2%
(Cost $154,457,953)                                   152,388,034
Other Assets &                                        (27,639,633)
                                                      -----------
Liabilities, Net -
(22.2)%

NET ASSETS - 100.0%                                  $124,748,402
                                                     ============

----------
(a)  Variable rate security. The interest rate represents the rate at June 30,
     2006.
(b)  Investment in non-U.S. Dollars. Par amount reflects principal in local currency.
(c)  Inflation protection security. Principal amount periodically adjusted for inflation.
(d)  Foreign security denominated in U.S. Dollars.
(e)  Zero coupon bond. The interest rate represents the yield at time of purchase.
  *  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers. At June 30, 2006, these securities amounted to $1,793,387 or 1.44% of net assets.
  #  Amount represents less than 0.1% of net assets.

                       See Notes to Financial Statements.
                                       31

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
SHORT-TERM INVESTMENT FUND                                         June 30, 2006
STATEMENT OF INVESTMENTS                                             (Unaudited)

                                        Maturity
                                          Date           Par           Value
                                       ---------- ---------------- ------------
CORPORATE BONDS - 8.6%

Consumer Discretionary - 3.3%

Gillette Co. (The)
   4.12%                               08/30/07       $ 10,000         $  9,802
Wal-Mart Stores, Inc.
   5.45%                               08/01/06        100,000           99,987
                                                                       --------
                                                                        109,789
                                                                       --------
Financials - 2.3%

Caterpillar Financial Services Corp.
   2.35%                               09/15/06         75,000           74,539
                                                                       --------
Information Technology - 3.0%

International Business Machines Corp.
   2.38%                               11/01/06        100,000           99,014
                                                                       --------
Total Corporate Bonds (Cost $283,681)                                   283,342
                                                                       --------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS - 25.9%

Federal Home Loan Bank - 3.0%
   4.00%                               11/16/06        100,000           99,782
                                                                       --------
Federal Home Loan Mortgage Corp. -
   4.6%
   6.52%                               01/03/07        150,000          150,697
                                                                       --------
Federal National Mortgage Assoc. -
  18.3%
   3.10%                               04/27/07        100,000           98,065
   3.38%                               05/11/07        135,000          132,560
   4.94%                               09/20/06         70,000           69,197
   4.98%                               07/12/06        300,000          299,614
                                                                       --------
                                                                        599,436
                                                                       --------

                                        Maturity
                                          Date           Par           Value
                                       ---------- ---------------- ------------
Federal National Mortgage Assoc.
  (continued)
Total U.S. Government & Agency
Obligations (Cost $850,648)                           $                $849,915
                                                                       --------
U.S. TREASURY OBLIGATIONS - 3.9%

United States Treasury Note
   2.50%
(Cost $129,565)                        09/30/06        130,000          129,162
                                                                       --------
REPURCHASE AGREEMENT - 19.5%

Agreement with Lehman Brothers
  Holdings, Inc., 5.05% dated
  06/30/2006 to be repurchased at
  $640,269, collateralized by $640,000
  Federal Home Loan Mortgage Corp.,
  5.625%, due 03/15/2011 (market
  value $654,000)
(Cost $640,000)                        07/03/06        640,000          640,000
                                                                       --------

Total Investments - 57.9%

(Cost $1,903,894)                                                     1,902,419
Other Assets & Liabilities, Net - 42.1%                               1,381,214
                                                                     ----------
NET ASSETS - 100.0%                                                  $3,283,632
                                                                     ==========

                       See Notes to Financial Statements.
                                       32

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
SMALL CAP GROWTH FUND                                              June 30, 2006
STATEMENT OF INVESTMENTS                                             (Unaudited)

    Shares                                                        Value
--------------                                                ------------
COMMON STOCK - 97.7%
Consumer Discretionary - 14.5%
       700     1-800-FLOWERS.COM, Inc., Class A+  ...........     $  4,039
       300     A.C. Moore Arts & Crafts, Inc.+  .............        4,893
     1,400     Aaron Rents, Inc. ............................       37,632
     1,000     Advo, Inc. ...................................       24,610
    10,600     Aeropostale, Inc.+  ..........................      306,234
       700     Ambassadors Group, Inc. ......................       20,216
       200     America's Car-Mart, Inc.+  ...................        4,062
       200     Ameristar Casinos, Inc. ......................        3,890
     2,000     Applebees International, Inc. ................       38,440
       800     Arbitron, Inc. ...............................       30,664
       800     Audible, Inc.+  ..............................        7,272
       300     Aztar Corp.+  ................................       15,588
     1,500     Bally Technologies, Inc.+  ...................       24,705
       300     Bally Total Fitness Holding Corp.+  ..........        2,034
       800     Bebe Stores, Inc. ............................       12,336
       600     Big 5 Sporting Goods Corp. ...................       11,700
       500     BJ's Restaurants, Inc.+  .....................       11,170
       700     Blount International, Inc.+  .................        8,414
       500     Blue Nile, Inc.+  ............................       16,080
       900     Bright Horizons Family Solutions,
               Inc.+  .......................................       33,921
       100     Brookfield Homes Corp. .......................        3,295
       200     Brown Shoe Co., Inc. .........................        6,816
       300     Buckle, Inc. (The) ...........................       12,561
       200     Buffalo Wild Wings, Inc.+  ...................        7,662
       500     Build-A-Bear Workshop, Inc.+  ................       10,755
       100     Cabela's, Inc., Class A+  ....................        1,926
       400     Cache, Inc.+  ................................        6,936
       600     California Pizza Kitchen, Inc.+  .............       16,488
     1,600     Carter's, Inc.+  .............................       42,288
     1,000     Casual Male Retail Group, Inc.+  .............       10,050
       900     Catalina Marketing Corp. .....................       25,614
     1,000     Cato Corp. (The), Class A ....................       25,850
       100     Cavco Industries, Inc.+  .....................        4,444
       600     CEC Entertainment, Inc.+  ....................       19,272
       700     Century Casinos, Inc.+  ......................        7,497
     2,500     Champion Enterprises, Inc.+  .................       27,600
    11,500     Charlotte Russe Holding, Inc.+  ..............      275,310
     2,000     Charming Shoppes, Inc.+  .....................       22,480
       200     Cherokee, Inc. ...............................        8,272
       700     Childrens Place Retail Stores, Inc.
               (The)+  ......................................       42,035
       300     Chipotle Mexican Grill, Inc., Class A+  ......       18,285
     1,200     Christopher & Banks Corp. ....................       34,800
     6,400     Citi Trends, Inc.+  ..........................      273,216
     2,000     CKE Restaurants, Inc. ........................       33,220
     1,700     CKX, Inc.+  ..................................       23,069
       400     Coinmach Service Corp., Class A ..............        4,100
       200     Conn's, Inc.+  ...............................        5,310
     2,800     Corinthian Colleges, Inc.+  ..................       40,208
     1,100     Cosi, Inc.+  .................................        6,853
       100     Courier Corp. ................................        4,002
       300     CROCS, Inc.+  ................................        7,545
       300     Crown Media Holdings, Inc., Class A+ .........        1,236

    Shares                                                        Value
--------------                                                ------------
Consumer Discretionary (continued)
       800     CSK Auto Corp.+  .............................     $  9,576
       300     Cumulus Media, Inc., Class A+  ...............        3,201
       200     DEB Shops, Inc. ..............................        4,822
       200     Deckers Outdoor Corp.+  ......................        7,712
       400     dELiA*s, Inc.+  ..............................        3,232
     3,000     Denny's Corp.+  ..............................       11,070
     2,000     DeVry, Inc.+  ................................       43,940
       300     Directed Electronics, Inc.+  .................        3,936
       500     Dover Downs Gaming &
               Entertainment, Inc. ..........................        9,820
     1,500     Dress Barn, Inc.+  ...........................       38,025
       600     Drew Industries, Inc.+  ......................       19,440
     2,600     Drugstore.com, Inc.+  ........................        7,540
       500     DSW, Inc., Class A+  .........................       18,210
       100     DXP Enterprises, Inc.+  ......................        3,107
       300     Emmis Communications Corp., Class
               A+  ..........................................        4,692
     1,200     Entravision Communications Corp.,
               Class A+  ....................................       10,284
       200     Ethan Allen Interiors, Inc. ..................        7,310
       400     EzCorp., Inc., Class A+  .....................       15,076
     2,100     Fleetwood Enterprises, Inc.+  ................       15,834
       600     Fossil, Inc.+  ...............................       10,806
       500     Gaiam, Inc., Class A+  .......................        7,010
     8,200     Gemstar-TV Guide International, Inc.+ ........       28,864
       100     Genesco, Inc.+  ..............................        3,387
       300     GenTek, Inc.+  ...............................        8,055
     1,300     GSI Commerce, Inc.+  .........................       17,589
       700     Guess?, Inc.+  ...............................       29,225
       900     Guitar Center, Inc.+  ........................       40,023
     1,100     Gymboree Corp.+  .............................       38,236
       500     Harris Interactive, Inc.+  ...................        2,850
    10,400     Hibbett Sporting Goods, Inc.+  ...............      248,560
     1,300     Hollinger International, Inc., Class A .......       10,439
     1,200     Home Solutions of America, Inc.+  ............        7,404
     1,400     HOT Topic, Inc.+  ............................       16,114
       400     Hovnanian Enterprises, Inc., Class A+  .......       12,032
     1,100     Iconix Brand Group, Inc.+  ...................       17,974
       100     Ihop Corp. ...................................        4,808
       700     IMPCO Technologies, Inc.+  ...................        7,469
     1,600     Interface, Inc., Class A+  ...................       18,320
     1,100     INVESTools, Inc.+  ...........................        8,734
       400     iRobot Corp.+  ...............................        9,952
       500     Isle of Capri Casinos, Inc.+  ................       12,825
    10,400     ITT Educational Services, Inc.+  .............      684,424
     1,200     Jackson Hewitt Tax Service, Inc. .............       37,620
       600     Jos. A. Bank Clothiers, Inc.+  ...............       14,376
       500     Keystone Automotive Industries, Inc.+ ........       21,110
       300     Kimball International, Inc., Class B .........        5,913
       800     Krispy Kreme Doughnuts, Inc.+  ...............        6,512
       400     K-Swiss, Inc., Class A .......................       10,680
     9,500     Laureate Education, Inc.+  ...................      404,985
       200     Leapfrog Enterprises, Inc.+  .................        2,020
    11,800     Life Time Fitness, Inc.+  ....................      545,986
       300     Lifetime Brands, Inc. ........................        6,501

                       See Notes to Financial Statements.
                                       33

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
SMALL CAP GROWTH FUND                                              June 30, 2006
STATEMENT OF INVESTMENTS - (Continued)                               (Unaudited)

    Shares                                                       Value
--------------                                               -------------
Consumer Discretionary (continued)
       100     Lincoln Educational Services Corp.+  ........    $    1,709
       500     Live Nation, Inc.+  .........................        10,180
     1,500     LKQ Corp.+  .................................        28,500
       500     Lodgenet Entertainment Corp.+  ..............         9,325
       100     Lodgian, Inc.+  .............................         1,425
       100     M/I Homes, Inc. .............................         3,508
       400     Maidenform Brands, Inc.+  ...................         4,932
       200     Marine Products Corp. .......................         1,946
       100     MarineMax, Inc.+  ...........................         2,623
       800     Martha Stewart Living Omnimedia,
               Class A+  ...................................        13,368
     1,200     Marvel Entertainment, Inc.+  ................        24,000
       700     Matthews International Corp., Class A........        24,129
       300     McCormick & Schmick's Seafood
               Restaurants, Inc.+  .........................         7,140
     1,000     Mediacom Communications Corp.,
               Class A+  ...................................         6,230
     1,600     Men's Wearhouse, Inc. (The) .................        48,480
       500     Midas, Inc.+  ...............................         9,200
       300     Monarch Casino & Resort, Inc.+  .............         8,436
       400     Monro Muffler, Inc. .........................        13,024
       600     Morgans Hotel Group Co.+  ...................         9,336
       500     Morningstar, Inc.+  .........................        20,740
       100     Morton's Restaurant Group, Inc.+  ...........         1,532
       200     MTR Gaming Group, Inc.+  ....................         1,876
       800     Nautilus, Inc. ..............................        12,568
     1,300     NetFlix, Inc.+  .............................        35,373
       700     New York & Co., Inc.+  ......................         6,839
       300     Noble International, Ltd. ...................         4,296
       300     Oakley, Inc. ................................         5,055
       400     Overstock.com, Inc.+  .......................         8,504
       100     Oxford Industries, Inc. .....................         3,941
       900     P.F. Chang's China Bistro, Inc.+  ...........        34,218
     2,400     Pacific Sunwear of California, Inc.+  .......        43,032
       100     Palm Harbor Homes, Inc.+  ...................         1,759
       700     Pantry, Inc. (The)+  ........................        40,278
       500     Papa John's International, Inc.+  ...........        16,600
       300     Payless Shoesource, Inc.+  ..................         8,151
     1,900     PETCO Animal Supplies, Inc.+  ...............        38,817
       600     PetMed Express, Inc.+  ......................         6,582
       900     Phillips-Van Heusen .........................        34,344
    24,700     Pinnacle Entertainment, Inc.+  ..............       757,055
       100     Playboy Enterprises, Inc., Class B+  ........           998
     1,100     Polaris Industries, Inc. ....................        47,630
       300     Pre-Paid Legal Services, Inc. ...............        10,350
       800     Priceline.com, Inc.+  .......................        23,888
       800     Private Media Group, Ltd.+  .................         3,560
     1,100     Progressive Gaming International
               Corp.+  .....................................         8,580
       800     Quiksilver, Inc.+  ..........................         9,744
       900     Rare Hospitality International, Inc.+  ......        25,884
       700     Raser Technologies, Inc.+  ..................         6,748
       100     RC2 Corp.+  .................................         3,866
     1,600     Reader's Digest Association, Inc. (The)......        22,336
       500     Red Robin Gourmet Burgers, Inc.+  ...........        21,280

    Shares                                                       Value
--------------                                               -------------
Consumer Discretionary (continued)
     1,000     Restoration Hardware, Inc.+  ................    $    7,180
       700     Retail Ventures, Inc.+  .....................        12,474
       200     Riviera Holdings Corp.+  ....................         4,040
     1,800     Ruby Tuesday, Inc. ..........................        43,938
       600     Ruth's Chris Steak House, Inc.+  ............        12,252
       100     Salem Communications Corp., Class A..........         1,301
       300     Sauer-Danfoss, Inc. .........................         7,626
       300     Sealy, Corp. ................................         3,981
     1,800     Select Comfort Corp.+  ......................        41,346
     1,100     Shuffle Master, Inc.+  ......................        36,058
     1,500     Sinclair Broadcast Group, Inc., Class A......        12,840
       300     Skechers U.S.A., Inc., Class A+  ............         7,233
     1,000     Smith & Wesson Holding Corp.+  ..............         8,220
     2,800     Sonic Corp.+  ...............................        58,212
     2,000     Sotheby's+  .................................        52,500
       200     Source Interlink Cos., Inc.+  ...............         2,380
       600     Spanish Broadcasting System, Class A+ .......         3,066
       200     Sportsman's Guide, Inc. (The)+  .............         6,100
       600     Stamps.com, Inc.+  ..........................        16,692
     7,300     Station Casinos, Inc. .......................       496,984
       500     Stein Mart, Inc. ............................         7,400
       700     Steven Madden, Ltd. .........................        20,734
     2,300     Strayer Education, Inc. .....................       223,376
    15,600     Tefron, Ltd.+  ..............................       179,400
     1,600     Tempur-Pedic International, Inc.+  ..........        21,616
       300     Tenneco, Inc.+  .............................         7,800
    23,900     Texas Roadhouse, Inc., Class A+  ............       323,128
       900     Timberland Co., Class A+  ...................        23,490
     2,500     Tivo, Inc.+  ................................        17,875
     2,000     Triarc Cos., Inc., Class B ..................        31,260
       400     True Religion Apparel, Inc.+  ...............         7,080
       700     Tuesday Morning Corp. .......................         9,205
       900     Tupperware Brands Corp. .....................        17,721
     1,100     Tween Brands, Inc. ..........................        42,229
       700     Under Armour, Inc., Class A+  ...............        29,834
       400     Universal Electronics, Inc.+  ...............         7,084
       800     Universal Technical Institute, Inc.+  .......        17,616
       900     Vail Resorts, Inc.+  ........................        33,390
       900     Valassis Communications, Inc.+  .............        21,231
       100     Value Line, Inc. ............................         4,270
       900     Valuevision Media, Inc., Class A+  ..........         9,927
       400     Volcom, Inc.+  ..............................        12,796
       700     Warnaco Group, Inc. (The)+  .................        13,076
     2,100     Wet Seal, Inc. (The), Class A+  .............        10,248
     1,000     Winnebago Industries ........................        31,040
       900     WMS Industries, Inc.+  ......................        24,651
       900     Wolverine World Wide, Inc. ..................        20,997
       700     World Wrestling Entertainment, Inc. .........        11,823
       300     Xerium Technologies Inc .....................         2,826
       900     Yankee Candle Co., Inc. .....................        22,509
       500     Zumiez, Inc.+  ..............................        18,785
                                                                ----------
                                                                 7,737,280
                                                                ----------

                       See Notes to Financial Statements.
                                       34

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
SMALL CAP GROWTH FUND                                              June 30, 2006
STATEMENT OF INVESTMENTS - (Continued)                               (Unaudited)

    Shares                                                      Value
--------------                                              ------------
Consumer Staples - 1.3%
       100     Alico, Inc. ................................     $  5,511
     1,500     American Oriental Bioengineering,
               Inc.+  .....................................        8,295
       800     Andersons, Inc. (The) ......................       33,288
       100     Arden Group, Inc., Class A .................       11,317
       200     Boston Beer Co., Inc., Class A+  ...........        5,858
       100     Casey's General Stores, Inc. ...............        2,501
    22,000     Castle Brands, Inc.+  ......................      170,500
       900     Central European Distribution Corp.+  ......       22,644
       100     Central Garden & Pet Co.+  .................        4,305
       400     Chattem, Inc.+  ............................       12,148
       100     Coca Cola Bottling Co. Consolidated ........        5,077
     2,100     Darling International, Inc.+  ..............        9,513
       900     Delta & Pine Land Co. ......................       26,460
       400     Diamond Foods, Inc. ........................        6,428
       900     Flowers Foods, Inc. ........................       25,776
       200     Green Mountain Coffee Roasters, Inc.+ ......        8,034
       100     Inter Parfums, Inc. ........................        1,722
       200     J&J Snack Foods Corp. ......................        6,614
       700     Jones Soda Co.+  ...........................        6,300
       600     Lancaster Colony Corp. .....................       23,682
       400     Lance, Inc. ................................        9,208
       900     Longs Drug Stores Co. ......................       41,058
       500     Mannatech, Inc. ............................        6,305
       100     Maui Land & Pineapple Co., Inc.+  ..........        3,780
       400     Medifast, Inc.+  ...........................        7,148
       300     MGP Ingredients, Inc. ......................        6,966
       300     National Beverage Corp. ....................        4,305
       200     NBTY, Inc.+  ...............................        4,782
     1,100     Nu Skin Enterprises, Inc., Class A .........       16,335
       400     Parlux Fragrances, Inc.+  ..................        3,876
       100     Pathmark Stores, Inc.+  ....................          941
       400     Peet's Coffee & Tea, Inc.+  ................       12,076
     1,300     Playtex Products, Inc.+  ...................       13,559
       100     Ralcorp Holdings, Inc.+  ...................        4,253
       500     Reddy Ice Holdings, Inc. ...................       10,175
       100     Tiens Biotech Group USA, Inc.+  ............          428
     1,000     Tootsie Roll Industries, Inc. ..............       29,130
     1,400     United Natural Foods, Inc.+  ...............       46,228
       300     USANA Health Sciences, Inc.+  ..............       11,370
       700     Vector Group, Ltd. .........................       11,375
       300     WD-40 Co. ..................................       10,071
       900     Wild Oats Markets, Inc.+  ..................       17,640
                                                                --------
                                                                 666,982
                                                                --------
Energy - 8.0%
       400     Allis-Chalmers Energy, Inc.+  ..............        5,436
       200     Alon USA Energy, Inc. ......................        6,294
     1,700     Alpha Natural Resources, Inc.+  ............       33,354
       300     Arena Resources, Inc.+  ....................       10,287
       600     Atlas America, Inc.+  ......................       26,886
     2,356     ATP Oil & Gas Corp.+  ......................       98,787
       900     Atwood Oceanics, Inc.+  ....................       44,640
     2,200     Aurora Oil & Gas Corp.+  ...................        8,800
       400     Basic Energy Services, Inc.+  ..............       12,228

    Shares                                                      Value
--------------                                              ------------
Energy (continued)
     3,599     Berry Petroleum Co., Class A ...............     $119,307
       400     Bill Barret Corp.+  ........................       11,844
       500     Bois 'd Arc Energy, Inc.+  .................        8,235
       400     Bronco Drilling Co., Inc.+  ................        8,356
     6,200     Cabot Oil & Gas Corp. ......................      303,800
       300     Callon Petroleum Co.+  .....................        5,802
       700     CARBO Ceramics, Inc. .......................       34,391
       700     Carrizo Oil & Gas, Inc.+  ..................       21,917
       200     Clayton Williams Energy, Inc.+  ............        6,908
       900     Complete Production Services, Inc.+  .......       21,276
     1,000     Comstock Resources, Inc.+  .................       29,860
       300     Crosstex Energy, Inc. ......................       28,524
       100     Dawson Geophysical Co.+  ...................        3,077
       300     Delek US Holdings, Inc.+  ..................        4,560
     1,600     Delta Petroleum Corp.+  ....................       27,408
    15,500     Dresser-Rand Group, Inc.+  .................      363,940
       400     Dril-Quip, Inc.+  ..........................       32,976
       900     Energy Partners, Ltd.+  ....................       17,055
     1,000     Exploration Co. of Delaware, Inc.
               (The)+  ....................................       10,660
     2,400     Gasco Energy, Inc.+  .......................       10,680
     1,000     GeoGlobal Resources, Inc.+  ................        4,890
       100     Giant Industries, Inc.+  ...................        6,655
       300     GMX Resources, Inc.+  ......................        9,276
       400     Goodrich Petroleum Corp.+  .................       11,356
     6,400     Grey Wolf, Inc.+  ..........................       49,280
       300     Gulf Island Fabrication, Inc. ..............        6,012
       400     Gulfport Energy Corp.+  ....................        4,416
    13,600     Hercules Offshore, Inc.+  ..................      476,000
       100     Hornbeck Offshore Services, Inc.+  .........        3,552
       600     Hydril+  ...................................       47,112
       600     Input/Output, Inc.+  .......................        5,670
     3,100     International Coal Group, Inc.+  ...........       22,289
     1,700     KCS Energy, Inc.+  .........................       50,490
     2,300     KFX, Inc.+  ................................       35,144
       100     Lone Star Technologies, Inc.+  .............        5,402
       500     Lufkin Industries, Inc. ....................       29,715
     2,400     Mariner Energy, Inc.+  .....................       44,088
       100     Maritrans, Inc. ............................        2,490
       200     Markwest Hydrocarbon, Inc. .................        4,950
       700     Matrix Service Co.+  .......................        8,008
     1,000     Maverick Tube Corp.+  ......................       63,190
       500     Metretek Technologies, Inc.+  ..............        8,590
       500     NATCO Group, Inc., Class A+  ...............       20,100
     1,700     Newpark Resources+  ........................       10,455
       800     Oil States International, Inc.+  ...........       27,424
       700     Pacific Ethanol, Inc.+  ....................       16,184
     3,812     Parallel Petroleum Corp.+  .................       94,194
       300     Penn Virginia Corp .........................       20,964
       500     Petroleum Development Corp.+  ..............       18,850
       300     Petroquest Energy, Inc.+  ..................        3,684
       300     PHI, Inc.+  ................................        9,960
    46,063     Pioneer Drilling Co.+  .....................      711,213
       100     PrimeEnergy Corp.+  ........................        7,695

                       See Notes to Financial Statements.
                                       35

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
SMALL CAP GROWTH FUND                                              June 30, 2006
STATEMENT OF INVESTMENTS - (Continued)                               (Unaudited)

    Shares                                                     Value
--------------                                               ---------
Energy (continued)
       600     Quest Resource Corp.+  ...................... $   8,130
       300     RAM Energy Resources, Inc.+  ................     1,716
       900     Remington Oil & Gas Corp.+  .................    39,573
     4,500     Rentech, Inc.+  .............................    20,925
       700     RPC, Inc. ...................................    16,996
       700     Sulphco, Inc.+  .............................     5,012
       400     Superior Well Services, Inc.+  ..............     9,960
     1,300     Syntroleum Corp.+  ..........................     7,891
       100     T-3 Energy Services, Inc.+  .................     1,948
       400     Toreador Resources Corp.+  ..................    11,252
     2,300     Transmeridian Exploration, Inc.+  ...........    13,110
    14,700     Trico Marine Services, Inc.+  ...............   499,800
     1,900     Vaalco Energy, Inc.+  .......................    18,544
       800     Veritas DGC, Inc.+  .........................    41,264
       500     Warren Resources, Inc.+  ....................     7,180
       200     Warrior Energy Service Corp.+  ..............     4,866
       200     Westmoreland Coal Co.+  .....................     4,744
     6,500     W-H Energy Services, Inc.+  .................   330,395
       900     World Fuel Services Corp. ...................    41,121
                                                             ---------
                                                             4,241,013
                                                             ---------
Financials - 10.0%
       200     21st Century Insurance Group ................     2,880
     1,000     Acadia Realty Trust .........................    23,650
       100     ACE Cash Express, Inc.+  ....................     2,927
     2,200     Advance America Cash Advance
               Centers, Inc. ...............................    38,588
       100     Advanta Corp., Class B ......................     3,595
    10,100     Affiliated Managers Group, Inc.+  ...........   877,589
       100     Alexander's, Inc.+  .........................    27,176
       100     Alexandria Real Estate Equities, Inc. .......     8,868
       300     Amerco, Inc.+  ..............................    30,198
       100     Arrow Financial Corp. .......................     2,743
       400     Asset Acceptance Capital Corp.+  ............     7,920
       400     Asta Funding, Inc. ..........................    14,980
       100     Bancorp, Inc. (The)+  .......................     2,501
       400     Bank of the Ozarks, Inc. ....................    13,320
       600     Calamos Asset Management, Inc., Class
               A ...........................................    17,394
       100     Camden National Corp. .......................     3,990
       100     Capital Corp. Of The West ...................     3,200
       100     Capitol Bancorp, Ltd. .......................     3,895
       600     Cardinal Financial Corp. ....................     6,972
       700     Cascade Bancorp .............................    19,957
       500     Cash America International, Inc. ............    16,000
       100     Cathay General Bancorp ......................     3,638
       300     Center Financial Corp. ......................     7,092
       100     Charter Financial Corp. .....................     3,946
       100     City Bank ...................................     4,666
       100     Clark, Inc. .................................     1,320
       300     Clayton Holdings, Inc.+  ....................     3,915
       300     Coastal Financial Corp. .....................     3,912
       500     CoBiz, Inc. .................................    11,260
       300     Cohen & Steers, Inc. ........................     7,080
       100     Columbia Bancorp ............................     2,507

    Shares                                                     Value
--------------                                               ---------
Financials (continued)
       300     Commercial Capital Bancorp, Inc. ............ $   4,725
     5,800     Community Bancorp+  .........................   180,264
       100     Community Bancorp, Inc. .....................     4,231
       500     CompuCredit Corp.+  .........................    19,220
       200     Consolidated-Tokoma Land Co. ................    11,028
     1,100     Corporate Office Properties Trust ...........    46,288
     1,300     Cousins Properties, Inc. ....................    40,209
       300     Credit Acceptance Corp.+  ...................     8,142
     1,300     CVB Financial Corp. .........................    20,358
       200     Darwin Professional Underwriters,
               Inc.+  ......................................     3,532
       600     Digital Reality Trust, Inc. .................    14,814
       300     Dollar Financial Corp.+  ....................     5,400
       700     Doral Financial Corp. .......................     4,487
       700     EastGroup Properties, Inc. ..................    32,676
       100     Enstar Group, Inc.+  ........................     9,219
       300     Enterprise Financial Services Corp. .........     7,635
       600     Equity Lifestyle Properties, Inc. ...........    26,298
       400     FelCor Lodging Trust, Inc. ..................     8,696
       200     Fidelity Bankshares, Inc. ...................     6,364
       300     First Acceptance Corp.+  ....................     3,534
       400     First Busey Corp. ...........................     8,188
       900     First Cash Financial Services, Inc.+  .......    17,775
       100     First Indiana Corp. .........................     2,603
       100     First Oak Brook Bancshares, Inc. ............     3,700
       100     First Regional Bancorp+  ....................     8,800
       100     First Republic Bank .........................     4,580
       300     First South Bancorp, Inc. ...................    10,269
       100     First State Bancorp .........................     2,378
     1,100     Fremont General Corp. .......................    20,416
       200     Frontier Financial Corp. ....................     6,798
       600     Getty Realty Corp. ..........................    17,064
    11,900     GFI Group, Inc.+  ...........................   642,005
       100     Glacier Bancorp, Inc. .......................     2,927
       200     Gladstone Investment Corp. ..................     3,000
     1,200     Glimcher Realty Trust .......................    29,772
     6,200     Greenhill & Co., Inc. .......................   376,712
       400     Hancock Holding Co. .........................    22,400
       100     Harbor Florida Bancshares, Inc. .............     3,714
       500     Harris & Harris Group, Inc.+  ...............     5,520
       200     Heritage Commerce Corp. .....................     4,958
       100     Hilb, Rogal & Hobbs Co. .....................     3,727
       100     Home Federal Bancorp, Inc. ..................     1,366
     1,000     Home Properties, Inc. .......................    55,510
       400     Housevalues, Inc.+  .........................     2,772
       100     Inland Real Estate Corp. ....................     1,488
       200     International Bancshares Corp. ..............     5,496
    13,000     International Securities Exchange, Inc.......   494,910
       100     Intervest Bancshares Corp.+  ................     4,050
       100     Investors Bancorp, Inc.+  ...................     1,355
       300     JER Investors Trust, Inc. ...................     4,665
       100     Lakeland Financial Corp. ....................     2,429
       400     Longview Fibre Co. ..........................     7,636
       100     Macatawa Bank Corp. .........................     2,339

                       See Notes to Financial Statements.
                                       36

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
SMALL CAP GROWTH FUND                                              June 30, 2006
STATEMENT OF INVESTMENTS - (Continued)                               (Unaudited)

    Shares                                                        Value
--------------                                                -------------
Financials (continued)
       200     Maguire Properties, Inc. .....................    $    7,034
       400     MarketAxess Holdings, Inc.+  .................         4,404
       100     Marlin Business Services, Inc.+  .............         2,256
       100     MB Financial, Inc ............................         3,536
       100     Mercantile Bank Corp. ........................         3,985
       100     MetroCorp Bancshares, Inc. ...................         2,928
       200     Mid-America Apartment Communities,
               Inc. .........................................        11,150
       100     Midwest Banc Holdings, Inc. ..................         2,225
     1,900     Mills Corp. (The) ............................        50,825
       400     Nara Bancorp, Inc. ...........................         7,500
     1,000     National Financial Partners Corp. ............        44,310
       300     National Interstate Corp. ....................         8,136
     1,700     NewAlliance Bancshares, Inc. .................        24,327
       100     Northern Empire Bancshares+  .................         2,400
       100     Old Second Bancorp, Inc. .....................         3,100
       300     Omega Healthcare Investors, Inc. .............         3,966
       700     optionsXpress Holdings, Inc. .................        16,317
       100     Pacific Capital Bancorp ......................         3,112
       200     Penson Worldwide, Inc.+  .....................         3,442
       200     PFF Bancorp, Inc. ............................         6,632
       300     Pinnacle Financial Partners, Inc.+  ..........         9,129
       200     Placer Sierra Bancshares .....................         4,638
       500     Portfolio Recovery Associates, Inc.+  ........        22,850
       100     Preferred Bank ...............................         5,361
       100     Premierwest Bancorp ..........................         1,443
       600     PrivateBancorp, Inc. .........................        24,846
       100     PS Business Parks, Inc. ......................         5,900
       100     QC Holdings, Inc.+  ..........................         1,351
       100     Resource Capital Corp. .......................         1,287
       600     Rewards Network, Inc.+  ......................         4,902
       100     S.Y. Bancorp, Inc. ...........................         2,748
       100     Safety Insurance Group, Inc. .................         4,755
       400     Saul Centers, Inc. ...........................        16,312
       300     Seacoast Banking Corp. of Florida ............         7,989
       200     Sierra Bancorp. ..............................         5,244
    22,700     Signature Bank+  .............................       735,026
       300     Smithtown Bancorp, Inc. ......................         7,248
       200     Sound Federal Bancorp, Inc. ..................         4,158
       100     Southside Bancshares, Inc. ...................         2,232
       100     Sovran Self Storage, Inc. ....................         5,079
       200     Stifel Financial Corp.+  .....................         7,062
       300     Suffolk Bancorp ..............................         9,825
       100     Summit Bancshares, Inc. ......................         2,121
       600     Sun Communities, Inc. ........................        19,518
       500     Superior Bancorp .............................         5,500
     1,200     SVB Financial Group+  ........................        54,552
     1,000     Tanger Factory Outlet Centers, Inc. ..........        32,370
       300     Technology Investment Capital Corp. ..........         4,395
       400     Tejon Ranch Co.+  ............................        16,464
       800     Texas Capital Bancshares, Inc.+  .............        18,640
       200     Texas Regional Bancshares, Inc., Class
               A ............................................         7,584
       200     Thomas Weisel Partners Group, Inc.+  .........         3,802
       100     Tompkins Trustco, Inc. .......................         4,300

    Shares                                                        Value
--------------                                                -------------
Financials (continued)
       500     Tower Group, Inc. ............................    $   15,125
       800     TradeStation Group, Inc.+  ...................        10,136
     8,900     Trammell Crow Co.+  ..........................       313,013
       100     Trico Bancshares .............................         2,738
     2,500     Trustco Bank Corp. ...........................        27,550
     2,400     UCBH Holdings, Inc. ..........................        39,696
       100     United Community Banks, Inc. .................         3,044
       300     United PanAm Financial Corp.+  ...............         9,120
       200     United Security Bancshares ...................         4,278
       200     USB Holding Co., Inc. ........................         4,500
       300     Vineyard National Bancorp ....................         8,070
       500     Virginia Commerce Bancorp+  ..................        11,950
     2,200     Waddell & Reed Financial, Inc., Class
               A ............................................        45,232
     1,400     Washington Real Estate Investment
               Trust ........................................        51,380
       100     Wauwatosa Holdings, Inc.+  ...................         1,706
       500     West Bancorp, Inc. ...........................         9,335
       400     Westamerica Bancorp ..........................        19,588
       400     Western Alliance Bancorp+  ...................        13,912
       100     Westfield Financial, Inc. ....................         2,900
       500     Wilshire Bancorp, Inc. .......................         9,010
       300     Wintrust Financial Corp. .....................        15,255
       600     World Acceptance Corp.+  .....................        21,312
       100     Yardville National Bancorp ...................         3,573
                                                                 ----------
                                                                  5,328,760
                                                                 ----------
Health Care - 22.3%
       700     Abaxis, Inc.+  ...............................        15,659
       800     Abiomed, Inc.+  ..............................        10,376
       800     Acadia Pharmaceuticals, Inc.+  ...............         6,752
    19,600     Adams Respiratory Therapeutics, Inc.+ ........       874,552
       500     Adeza Biomedical Corp.+  .....................         7,010
     1,500     Adolor Corp.+  ...............................        37,515
       300     Advanced Magnetics, Inc.+  ...................         9,066
     1,500     ADVENTRX Pharmaceuticals, Inc.+  .............         4,755
     2,200     Affymetrix, Inc.+  ...........................        56,320
       300     Air Methods Corp.+  ..........................         7,854
     1,500     Akorn, Inc.+  ................................         5,970
       300     Albany Molecular Research, Inc.+  ............         3,204
     1,000     Alexion Pharmaceuticals, Inc.+  ..............        36,120
     1,800     Align Technology, Inc.+  .....................        13,302
     2,900     Alkermes, Inc.+  .............................        54,868
       300     Alliance Imaging, Inc.+  .....................         1,920
     1,500     Allscripts Healthcare Solutions, Inc.+  ......        26,325
     1,000     Alnylam Pharmaceuticals, Inc.+  ..............        15,080
       300     Alpharma, Inc., Class A ......................         7,212
       200     Altus Pharmaceuticals, Inc.+  ................         3,690
       500     Amedisys, Inc.+  .............................        18,950
    19,000     American Medical Systems Holdings,
               Inc.+  .......................................       316,350
     1,200     American Retirement Corp.+  ..................        39,324
       300     AMERIGROUP Corp.+  ...........................         9,312
     1,000     AMN Healthcare Services, Inc.+  ..............        20,300
       600     Amsurg Corp.+  ...............................        13,650

                       See Notes to Financial Statements.
                                       37

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
SMALL CAP GROWTH FUND                                              June 30, 2006
STATEMENT OF INVESTMENTS - (Continued)                               (Unaudited)

    Shares                                                          Value
--------------                                                  -------------
Health Care (continued)
       600     Anadys Pharmaceuticals, Inc.+  .................    $    1,752
       300     Analogic Corp. .................................        13,983
     2,000     Andrx Corp.+  ..................................        46,380
       400     Angiodynamics, Inc.+  ..........................        10,820
       100     Apria Healthcare Group, Inc.+  .................         1,890
     1,100     Arena Pharmaceuticals, Inc.+  ..................        12,738
     1,200     ARIAD Pharmaceuticals, Inc.+  ..................         5,412
     1,300     Array Biopharma, Inc.+  ........................        11,180
       700     Arrow International, Inc. ......................        23,009
       900     Arthrocare Corp.+  .............................        37,809
       500     Aspect Medical Systems, Inc.+  .................         8,720
     1,100     Atherogenics, Inc.+  ...........................        14,355
       700     Auxilium Pharmaceuticals, Inc.+  ...............         5,446
     1,000     AVANIR Pharmaceuticals, Class A+  ..............         6,840
     1,600     AVI BioPharma, Inc.+  ..........................         6,000
       100     Bentley Pharmaceuticals, Inc.+  ................         1,096
       800     BioCryst Pharmaceuticals, Inc.+  ...............        11,464
     1,200     Bioenvision, Inc.+  ............................         6,396
     2,800     BioMarin Pharmaceuticals, Inc.+  ...............        40,236
       300     Bio-Reference Labs, Inc.+  .....................         6,528
       500     Biosite, Inc.+  ................................        22,830
     1,200     Bruker BioSciences Corp.+  .....................         6,432
       800     Candela Corp.+  ................................        12,688
       300     Caraco Pharmaceutical Laboratories,
               Ltd.+  .........................................         2,745
     1,500     Cell Genesys, Inc.+  ...........................         7,530
    14,300     Centene Corp.+  ................................       336,479
     1,800     Cepheid, Inc.+  ................................        17,478
       900     Cerus Corp.+  ..................................         6,417
       900     Chemed Corp. ...................................        49,077
       400     CNS, Inc. ......................................         9,800
       600     Coley Pharmaceutical Group, Inc.+  .............         6,930
       800     Combinatorx, Inc. ..............................         7,032
       300     Computer Programs & Systems, Inc. ..............        11,988
    39,900     Conceptus, Inc.+  ..............................       544,236
     1,100     Connetics Corp.+  ..............................        12,936
       900     Conor Medsystems, Inc.+  .......................        24,831
       100     Corvel Corp.+  .................................         2,500
     9,800     Covance, Inc.+  ................................       599,956
       100     Cross Country Healthcare, Inc.+  ...............         1,819
     1,800     Cubist Pharmaceuticals, Inc.+  .................        45,324
     1,500     CV Therapeutics, Inc.+  ........................        20,955
       700     Cyberonics, Inc.+  .............................        14,924
       600     Cypress Bioscience, Inc.+  .....................         3,684
       800     Cytokinetics, Inc.+  ...........................         5,032
       100     Datascope Corp. ................................         3,084
     1,500     deCODE Genetics, Inc.+  ........................         9,285
       100     Dendreon Corp.+  ...............................           484
     1,200     Depomed, Inc.+  ................................         7,044
       500     DexCom Inc.+  ..................................         6,790
       800     Diagnostic Products Corp. ......................        46,536
       600     Digene Corp.+  .................................        23,244
       700     Dionex Corp.+  .................................        38,262
     1,000     Diversa Corp.+  ................................         9,660

    Shares                                                          Value
--------------                                                  -------------
Health Care (continued)
       700     DJO, Inc.+  ....................................    $   25,781
     1,800     Durect Corp.+  .................................         6,966
     1,500     Eclipsys Corp.+  ...............................        27,240
       700     Emageon, Inc.+  ................................        10,213
       100     Emeritus Corp.+  ...............................         1,875
       700     Emisphere Technologies, Inc.+  .................         5,971
     1,100     Encore Medical Corp.+  .........................         5,291
     1,900     Encysive Pharmaceuticals, Inc.+  ...............        13,167
       900     Enzo Biochem, Inc.+  ...........................        13,572
     1,400     Enzon Pharmaceuticals, Inc.+  ..................        10,556
     1,600     eResearch Technology, Inc.+  ...................        14,560
       500     ev3, Inc.+  ....................................         7,405
     2,800     Exelixis, Inc.+  ...............................        28,140
     1,000     Five Star Quality Care, Inc.+  .................        11,070
       600     Foxhollow Technologies, Inc.+  .................        16,392
       600     Genitope Corp.+  ...............................         3,792
       400     Genomic Health Inc+  ...........................         4,708
     4,400     Genta, Inc.+  ..................................         7,216
       500     Gentiva Health Services, Inc.+  ................         8,015
     1,000     Geron Corp.+  ..................................         6,900
       200     Greatbatch, Inc.+  .............................         4,720
       400     GTx, Inc.+  ....................................         3,640
       900     Haemonetics Corp.+  ............................        41,859
       900     Hana Biosciences, Inc.+  .......................         8,163
       900     HealthExtras, Inc.+  ...........................        27,198
       500     Healthspring, Inc.+  ...........................         9,375
    10,200     Healthways, Inc.+  .............................       536,928
       300     Hi-Tech Pharmacal Co., Inc.+  ..................         4,971
     1,500     Hologic, Inc.+  ................................        74,040
     4,300     Human Genome Sciences, Inc.+  ..................        46,010
       900     Hythiam, Inc.+  ................................         6,273
     2,100     ICOS Corp.+  ...................................        46,179
       200     ICU Medical, Inc.+  ............................         8,448
       800     Idenix Pharmaceuticals, Inc.+  .................         7,520
       800     I-Flow Corp.+  .................................         8,656
     1,400     Illumina, Inc.+  ...............................        41,524
     2,200     Immucor, Inc.+  ................................        42,306
     1,500     Incyte Corp.+  .................................         6,900
     1,300     Indevus Pharmaceuticals, Inc.+  ................         7,111
       600     Integra LifeSciences Holdings Corp.+  ..........        23,286
     1,400     Intermagnetics General Corp.+  .................        37,772
       900     InterMune, Inc.+  ..............................        14,805
       700     Intralase Corp.+  ..............................        11,718
     1,000     inVentiv Health, Inc.+  ........................        28,780
       100     Inverness Medical Innovations, Inc.+  ..........         2,823
       600     IRIS International, Inc.+  .....................         7,896
     2,400     Isis Pharmaceuticals, Inc.+  ...................        14,520
       400     Kendle International, Inc.+  ...................        14,692
       100     Kensey Nash Corp.+  ............................         2,950
    24,600     Keryx Biopharmaceuticals, Inc.+  ...............       349,320
     1,300     KV Pharmaceutical Co., Class A+  ...............        24,258
     1,500     Kyphon, Inc.+  .................................        57,540
       600     Laserscope+  ...................................        18,486
    19,200     LCA-Vision, Inc. ...............................     1,015,872

                       See Notes to Financial Statements.
                                       38

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
SMALL CAP GROWTH FUND                                              June 30, 2006
STATEMENT OF INVESTMENTS - (Continued)                               (Unaudited)
    Shares                                                     Value
--------------                                             ------------
Health Care (continued)
      2,100    Lexicon Genetics, Inc.+  ..................     $  9,219
        400    LHC Group, Inc.+  .........................        7,968
      1,100    Lifecell Corp.+  ..........................       34,012
      1,000    Luminex Corp.+  ...........................       17,390
        200    Magellan Health Services, Inc.+  ..........        9,062
        700    MannKind Corp.+  ..........................       14,917
        700    Martek Biosciences Corp.+  ................       20,265
        600    Matria Healthcare, Inc.+  .................       12,852
      4,000    Medarex, Inc.+  ...........................       38,440
        100    Medcath Corp.+  ...........................        1,884
        100    Medical Action Industries, Inc.+  .........        2,209
      1,600    Medicines Co.+  ...........................       31,280
      1,800    Medicis Pharmaceutical Corp., Class A......       43,200
      1,300    Mentor Corp. ..............................       56,550
        300    Merge Technologies, Inc.+  ................        3,693
        700    Meridian Bioscience, Inc. .................       17,465
        700    Metabasis Therapeutics, Inc.+  ............        5,341
      2,600    MGI Pharma, Inc.+  ........................       55,900
        500    Molecular Devices Corp.+  .................       15,280
        200    Molina Healthcare, Inc.+  .................        7,610
        700    Momenta Pharmaceuticals, Inc.+  ...........        8,897
      4,300    Monogram Biosciences, Inc.+  ..............        8,514
        200    MWI Veterinary Supply, Inc.+  .............        7,286
      1,400    Myogen, Inc.+  ............................       40,600
      1,300    Myriad Genetics, Inc.+  ...................       32,825
        700    Nastech Pharmaceutical Co., Inc.+  ........       11,060
        200    National Healthcare Corp. .................        8,910
        600    Natus Medical, Inc.+  .....................        5,934
      2,900    Nektar Therapeutics+  .....................       53,186
      1,000    Neurocrine Biosciences, Inc.+  ............       10,600
        400    Neurometrix, Inc.+  .......................       12,184
     14,800    New River Pharmaceuticals, Inc.+  .........      421,800
        200    Nighthawk Radiology Holdings, Inc.+  ......        3,588
        300    Northfield Laboratories, Inc.+  ...........        2,967
        300    Northstar Neuroscience, Inc.+  ............        3,114
      2,000    Novavax, Inc.+  ...........................       10,080
        800    Noven Pharmaceuticals, Inc.+  .............       14,320
      1,300    NPS Pharmaceuticals, Inc.+  ...............        6,344
      1,100    NuVasive, Inc.+  ..........................       20,053
      1,200    Nuvelo, Inc.+  ............................       19,980
        300    NxStage Medical, Inc.+  ...................        2,619
        900    Odyssey HealthCare, Inc.+  ................       15,813
        900    Omnicell, Inc.+  ..........................       12,438
      1,400    Onyx Pharmaceuticals, Inc.+  ..............       23,562
        100    Option Care, Inc. .........................        1,198
      1,500    OraSure Technologies, Inc.+  ..............       14,280
      1,900    OSI Pharmaceuticals, Inc.+  ...............       62,624
      1,200    Pain Therapeutics, Inc.+  .................       10,020
        600    Palomar Medical Technologies, Inc.+  ......       27,378
      1,700    Panacos Pharmceuticals, Inc.+  ............        9,384
        800    Par Pharmaceutical Cos., Inc.+  ...........       14,768
        900    Parexel International Corp.+  .............       25,965
        700    Penwest Pharmaceuticals Co.+  .............       15,281
      5,800    Peregrine Pharmaceuticals, Inc.+  .........        9,222

    Shares                                                     Value
--------------                                             ------------
Health Care (continued)
        200    Perrigo Co. ...............................     $  3,220
      1,100    Per-Se Technologies, Inc.+  ...............       27,698
        600    Pharmion Corp.+  ..........................       10,218
     19,800    Phase Forward, Inc.+  .....................      228,096
        800    PolyMedica Corp. ..........................       28,768
        800    Pozen, Inc.+  .............................        5,632
        500    PRA International+  .......................       11,135
        700    Progenics Pharmaceuticals, Inc.+  .........       16,842
     19,300    Providence Service Corp. (The)+  ..........      525,539
      2,200    PSS World Medical, Inc.+  .................       38,830
     23,800    Psychiatric Solutions, Inc.+  .............      682,108
     18,850    Quidel Corp.+  ............................      179,075
     19,300    Radiation Therapy Services, Inc.+  ........      519,363
      1,500    Regeneron Pharmaceuticals, Inc.+  .........       19,230
        500    Renovis, Inc.+  ...........................        7,655
        200    Rigel Pharmaceuticals, Inc.+  .............        1,946
      1,500    Salix Pharmaceuticals, Ltd.+  .............       18,450
        900    Sangamo Biosciences, Inc.+  ...............        5,310
     46,800    Santarus, Inc.+  ..........................      311,220
        800    Sciele Pharma, Inc.+  .....................       18,552
      1,000    Senomyx, Inc.+  ...........................       14,430
      1,000    Serologicals Corp.+  ......................       31,440
      9,700    Sierra Health Services, Inc.+  ............      436,791
      1,300    Sirna Therapeutics, Inc.+  ................        7,410
        500    Sirona Dental Systems, Inc. ...............       19,810
        800    Solexa, Inc.+  ............................        6,800
        200    Somaxon Pharmaceuticals, Inc.+  ...........        3,122
        500    SonoSite, Inc.+  ..........................       19,520
      1,000    Spectranetics Corp.+  .....................       10,720
        800    Stereotaxis, Inc.+  .......................        8,632
        800    Sun Healthcare Group, Inc.+  ..............        6,952
      1,100    Sunrise Senior Living, Inc.+  .............       30,415
      1,600    SuperGen, Inc.+  ..........................        5,808
        500    SurModics, Inc.+  .........................       18,055
        300    Symbion, Inc.+  ...........................        6,228
      1,000    Symmetry Medical, Inc.+  ..................       15,400
        800    Tanox, Inc.+  .............................       11,064
      1,700    Telik, Inc.+  .............................       28,050
      8,500    Theravance, Inc.+  ........................      194,480
      1,800    ThermoGenesis Corp.+  .....................        7,416
      1,500    Thoratec Corp.+  ..........................       20,805
        600    Trimeris, Inc.+  ..........................        6,894
      1,000    TriPath Imaging, Inc.+  ...................        6,620
      1,400    Trizetto Group, Inc.+  ....................       20,706
      1,500    United Surgical Partners International,
               Inc.+  ....................................       45,105
        800    United Therapeutics Corp.+  ...............       46,216
      3,100    Valeant Pharmaceuticals International......       52,452
        300    Varian, Inc.+  ............................       12,453
        900    Ventana Medical Systems, Inc.+  ...........       42,462
        700    Viasys Healthcare, Inc.+  .................       17,920
        900    Viropharma, Inc.+  ........................        7,758
        200    Visicu, Inc.+  ............................        3,530
        200    VistaCare, Inc., Class A+  ................        2,420

                       See Notes to Financial Statements.
                                       39

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
SMALL CAP GROWTH FUND                                              June 30, 2006
STATEMENT OF INVESTMENTS - (Continued)                               (Unaudited)

    Shares                                                      Value
--------------                                               ----------
Health Care (continued)
       400     Vital Images, Inc.+  ........................ $    9,880
       200     Vital Signs, Inc. ...........................      9,906
     1,100     West Pharmaceutical Services, Inc. ..........     39,908
     1,000     Wright Medical Group, Inc.+  ................     20,930
       500     Xenoport, Inc.+  ............................      9,055
       100     Young Innovations, Inc. .....................      3,523
       200     Zoll Medical Corp.+  ........................      6,552
     1,200     Zymogenetics, Inc.+  ........................     22,764
                                                             ----------
                                                             11,891,491
                                                             ----------
Industrials - 18.7%
       400     3D Systems Corp.+  ..........................      8,036
       700     A.S.V., Inc.+  ..............................     16,128
       300     AAON, Inc. ..................................      7,698
     1,000     AAR Corp.+  .................................     22,230
     1,900     ABX Air, Inc.+  .............................     11,476
       600     ACCO Brands Corp.+  .........................     13,140
       400     Accuride Corp.+  ............................      4,988
       900     Actuant Corp., Class A ......................     44,955
     1,500     Acuity Brands, Inc. .........................     58,365
       700     Administaff, Inc. ...........................     25,067
     6,750     Advisory Board Co. (The)+  ..................    324,608
     3,000     Airtran Holdings, Inc.+  ....................     44,580
       600     Alaska Air Group, Inc.+  ....................     23,652
       600     Albany International Corp., Class A .........     25,434
     1,000     American Commercial Lines, Inc.+  ...........     60,250
       500     American Ecology Corp. ......................     13,250
       300     American Railcar Industries, Inc. ...........      9,933
    13,500     American Reprographics Co.+  ................    489,375
       300     American Science & Engineering, Inc.+ .......     17,376
     1,100     American Superconductor Corp.+  .............      9,713
       400     American Woodmark Corp. .....................     14,016
       100     Ampco-Pittsburgh Corp. ......................      2,865
       100     Amrep Corp. .................................      5,432
       700     Apogee Enterprises, Inc. ....................     10,290
     1,500     Applied Industrial Technologies, Inc. .......     36,465
       400     Argon ST, Inc.+  ............................     10,652
       600     Astec Industries, Inc.+  ....................     20,472
       100     Atlas Air Worldwide Holdings, Inc.+  ........      4,904
       900     Aviall, Inc.+  ..............................     42,768
       300     Badger Meter, Inc. ..........................      8,100
       500     Baldor Electric Co. .........................     15,645
     1,000     Barnes Group, Inc. ..........................     19,950
       200     Barrett Business Services, Inc.+  ...........      3,670
       200     Basin Water, Inc.+  .........................      2,004
    33,600     BE Aerospace, Inc.+  ........................    768,096
     1,400     Beacon Roofing Supply, Inc.+  ...............     30,814
       900     Brady Corp., Class A ........................     33,156
     8,600     Bucyrus International, Inc., Class A ........    434,300
       500     Builders FirstSource, Inc.+  ................     10,180
     3,400     Capstone Turbine Corp.+  ....................      7,752
       700     Casella Waste Systems, Inc., Class A+  ......      9,163
       900     CBIZ, Inc.+  ................................      6,669
       100     CDI Corp. ...................................      2,900

    Shares                                                      Value
--------------                                               ----------
Industrials (continued)
       800     Celadon Group, Inc.+  ....................... $   17,632
     1,700     Cenveo, Inc.+  ..............................     30,515
       900     Ceradyne, Inc.+  ............................     44,541
       900     China BAK Battery, Inc.+  ...................      7,659
       600     Clarcor, Inc. ...............................     17,874
       500     Clean Harbors, Inc.+  .......................     20,155
       100     Coinstar, Inc.+  ............................      2,394
       600     Columbus McKinnon Corp.+  ...................     13,044
       400     Comfort Systems USA, Inc. ...................      5,716
       500     COMSYS IT Partners, Inc.+  ..................      7,560
       200     Consolidated Graphics, Inc+  ................     10,412
     2,950     Corporate Executive Board Co. ...............    295,590
     9,300     CoStar Group, Inc.+  ........................    556,419
       300     CRA International, Inc.+  ...................     13,542
       100     Curtiss-Wright Corp. ........................      3,088
     1,000     DiamondCluster International, Inc.+  ........      7,920
       300     Dynamex, Inc.+  .............................      6,543
       400     Dynamic Materials Corp. .....................     13,492
       500     DynCorp International, Inc., Class A+  ......      5,190
     1,000     EGL, Inc.+  .................................     50,200
       200     ElkCorp. ....................................      5,554
       800     Encore Wire Corp.+  .........................     28,752
     1,300     Energy Conversion Devices, Inc.+  ...........     47,359
       500     ENGlobal Corp.+  ............................      3,895
    20,500     ESCO Technologies, Inc.+  ...................  1,095,725
       600     Essex Corp.+  ...............................     11,052
       300     Esterline Technologies Corp.+  ..............     12,477
     2,200     Evergreen Solar, Inc.+  .....................     28,556
       200     ExpressJet Holdings, Inc.+  .................      1,382
       200     First Advantage Corp., Class A+  ............      4,652
       700     First Consulting Group, Inc.+  ..............      6,188
       400     Flanders Corp.+  ............................      4,012
       700     Florida East Coast Industries ...............     36,631
     1,100     Flow International Corp.+  ..................     15,477
       900     Forward Air Corp. ...........................     36,657
       300     Foster (L.B.) Co., Class A+  ................      7,281
       700     Franklin Electric Co., Inc. .................     36,148
       200     Freightcar America, Inc. ....................     11,102
       200     Frontier Airlines Holdings, Inc.+  ..........      1,442
       700     FTI Consulting, Inc.+  ......................     18,739
       200     FuelCell Energy, Inc.+  .....................      1,916
       100     Gehl Co.+  ..................................      2,553
     1,800     GenCorp., Inc.+  ............................     28,854
     1,500     General Cable Corp.+  .......................     52,500
     1,200     Genesee & Wyoming, Inc., Class A+  ..........     42,564
       800     Genlyte Group, Inc.+  .......................     57,944
       400     Geo Group, Inc. (The)+  .....................     14,020
       100     Gerber Scientific, Inc.+  ...................      1,301
       900     Global Cash Access, Inc.+  ..................     14,067
       500     Goodman Global, Inc.+  ......................      7,590
     1,500     GrafTech International, Ltd.+  ..............      8,700
       300     Granite Construction, Inc. ..................     13,581
       200     Greenbrier Cos., Inc. .......................      6,548
       400     H&E Equipment Services, Inc.+  ..............     11,780

                       See Notes to Financial Statements.
                                       40

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
SMALL CAP GROWTH FUND                                              June 30, 2006
STATEMENT OF INVESTMENTS - (Continued)                               (Unaudited)

    Shares                                                           Value
--------------                                                   ------------
Industrials (continued)
       300     Harland (John H.) Co. ...........................     $ 13,050
       900     Healthcare Services Group .......................       18,855
     1,000     Heartland Express, Inc. .........................       17,890
       700     Heico Corp. .....................................       19,845
       500     Heidrick & Struggles International,
               Inc.+  ..........................................       16,920
       100     Herley Industries, Inc.+  .......................        1,121
     2,200     Herman Miller, Inc. .............................       56,694
     3,100     Hexcel Corp.+  ..................................       48,701
       200     Horizon Lines, Inc., Class A ....................        3,204
     1,300     HUB Group, Inc., Class A+  ......................       31,889
       700     Hudson Highland Group, Inc.+  ...................        7,553
    14,927     Huron Consulting Group, Inc.+  ..................      523,788
       200     ICT Group, Inc.+  ...............................        4,906
       700     IHS, Inc., Class A+  ............................       20,741
       800     II-VI, Inc.+  ...................................       14,640
       200     Innovative Solutions & Support, Inc.+  ..........        2,812
       500     Insteel Industries, Inc. ........................       12,100
       500     Integrated Electrical Services, Inc.+  ..........        8,735
       900     Interline Brands, Inc.+  ........................       21,042
     1,000     Ionatron, Inc.+  ................................        6,350
     1,300     Jacuzzi Brands, Inc.+  ..........................       11,440
     4,600     JetBlue Airways Corp.+  .........................       55,844
       200     K&F Industries Holdings, Inc.+  .................        3,546
       900     Kaydon Corp. ....................................       33,579
       200     Kelly Services, Inc., Class A ...................        5,434
     8,700     Kenexa Corp.+  ..................................      277,095
     1,000     Kforce, Inc.+  ..................................       15,490
    15,000     Knight Transportation, Inc. .....................      303,000
     1,100     Knoll, Inc. .....................................       20,196
     1,100     Korn/Ferry International+  ......................       21,549
    13,800     Labor Ready, Inc.+  .............................      312,570
    14,700     Ladish Co., Inc.+  ..............................      550,809
       500     Lamson & Sessions Co. (The)+  ...................       14,180
       100     Layne Christensen Co.+  .........................        2,835
    22,400     LECG Corp.+  ....................................      413,728
       100     Lindsay Manufacturing Co. .......................        2,712
       100     Marten Transport, Ltd.+  ........................        2,174
       700     McGrath Rentcorp ................................       19,467
       700     Medis Technologies, Ltd.+  ......................       14,196
       200     Middleby Corp.+  ................................       17,312
       300     Miller Industries, Inc.+  .......................        6,210
       600     Mine Safety Appliances Co. ......................       24,120
     1,100     Mobile Mini, Inc.+  .............................       32,186
       200     MTC Technologies, Inc.+  ........................        4,726
       200     Mueller Industries, Inc. ........................        6,606
       700     Mueller Water Products, Inc. Class A+  ..........       12,187
     1,300     Navigant Consulting, Inc.+  .....................       29,445
     1,800     Navistar International Corp.+  ..................       44,298
       700     NCI Building Systems, Inc.+  ....................       37,219
       800     Nordson Corp. ...................................       39,344
       300     NS Group, Inc.+  ................................       16,524
       500     Nuco2, Inc.+  ...................................       12,020
       900     Old Dominion Freight Line+  .....................       33,831

    Shares                                                           Value
--------------                                                   ------------
Industrials (continued)
       900     On Assignment, Inc.+  ...........................     $  8,271
       900     Orbital Sciences Corp.+  ........................       14,526
       100     P.A.M. Transportation Services+  ................        2,889
     1,200     Pacer International, Inc. .......................       39,096
       100     Patriot Transportation Holding, Inc.+  ..........        8,678
    13,200     PeopleSupport, Inc.+  ...........................      177,672
       600     Perini Corp.+  ..................................       13,500
       500     Pike Electric Corp.+  ...........................        9,630
     2,400     Plug Power, Inc.+  ..............................       11,208
       500     Power-One, Inc.+  ...............................        3,300
       300     PW Eagle, Inc. ..................................        9,072
       300     Quality Distribution, Inc.+  ....................        3,984
       500     Raven Industries, Inc. ..........................       15,750
       600     RBC Bearings, Inc.+  ............................       13,620
       500     Regal-Beloit Corp. ..............................       22,075
     1,600     Resources Connection, Inc.+  ....................       40,032
     1,000     Rollins, Inc. ...................................       19,640
       100     School Specialty, Inc.+  ........................        3,185
     1,100     Simpson Manufacturing Co., Inc. .................       39,655
     1,500     Sitel Corp.+  ...................................        5,880
       800     SkyWest, Inc. ...................................       19,840
       500     Smith (A.O.) Corp. ..............................       23,180
     1,000     Spherion Corp.+  ................................        9,120
       200     Standard Parking Corp.+  ........................        5,416
       200     Sterling Construction Co., Inc.+  ...............        5,520
    10,550     Superior Essex, Inc.+  ..........................      315,762
       100     TAL International Group, Inc.+  .................        2,410
       400     Taleo Corp., Class A+  ..........................        4,716
     2,000     Taser International, Inc.+  .....................       15,820
       200     Team, Inc. ......................................        5,010
       900     Teledyne Technologies, Inc.+  ...................       29,484
     1,100     TeleTech Holdings, Inc.+  .......................       13,926
       100     Tennant Co. .....................................        5,028
     1,100     Tetra Tech, Inc.+  ..............................       19,514
       200     TransDigm Group, Inc.+  .........................        4,790
       400     Trex Co., Inc.+  ................................       10,356
       100     Triumph Group, Inc.+  ...........................        4,800
       400     TurboChef Technologies, Inc.+  ..................        4,448
       300     United Industrial Corp. .........................       13,575
       100     Universal Forest Products, Inc. .................        6,273
       200     Universal Truckload Services, Inc.+  ............        6,826
       100     US Xpress Enterprises, Inc., Class A+  ..........        2,702
       200     USA Truck, Inc.+  ...............................        3,564
       100     Valley National Gases, Inc. .....................        2,615
       500     Valmont Industries, Inc. ........................       23,245
       600     Vicor Corp. .....................................        9,942
     1,600     Wabtec Corp. ....................................       59,840
       400     Waste Connections, Inc.+  .......................       14,560
       100     Waste Industries USA, Inc. ......................        2,268
       900     Watsco, Inc. ....................................       53,838
       300     Watson Wyatt Worldwide, Inc., Class
               A ...............................................       10,542
       200     Watts Water Technologies, Inc., Class
               A ...............................................        6,710

                       See Notes to Financial Statements.
                                       41

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
SMALL CAP GROWTH FUND                                              June 30, 2006
STATEMENT OF INVESTMENTS - (Continued)                               (Unaudited)

    Shares                                                     Value
--------------                                               ---------
Industrials (continued)
       900     Williams Scotsman International, Inc.+ ...... $  19,656
                                                             ---------
                                                             9,980,669
                                                             ---------
Information Technology - 20.1%
     1,600     24/7 Real Media, Inc.+  .....................    14,048
       900     Acacia Research-Acacia Technologies+ ........    12,654
       400     Access Integrated Technologies, Inc.,
               Class A+  ...................................     3,924
     1,500     Actuate Software Corp.+  ....................     6,060
       300     ADE Corp.+  .................................     9,747
     1,400     Adtran, Inc. ................................    31,402
     1,200     Advanced Analogic Technologies,
               Inc.+  ......................................    12,576
     1,000     Advanced Energy Industries, Inc.+  ..........    13,240
       700     Advent Software, Inc.+  .....................    25,249
       400     Aeroflex, Inc.+  ............................     4,668
       300     Agile Software Corp.+  ......................     1,902
       100     Altiris, Inc.+  .............................     1,804
       800     AMIS Holdings, Inc.+  .......................     8,000
     3,400     Amkor Technology, Inc.+  ....................    32,164
    78,500     Anadigics, Inc.+  ...........................   527,520
       100     Anaren, Inc.+  ..............................     2,049
       500     Anixter International, Inc. .................    23,730
       500     Ansoft Corp.+  ..............................    10,240
     1,000     Ansys, Inc.+  ...............................    47,820
     2,500     aQuantive, Inc.+  ...........................    63,325
     1,900     Arris Group, Inc.+  .........................    24,928
     3,700     Art Technology Group, Inc.+  ................    11,026
     1,000     Asyst Technologies, Inc.+  ..................     7,530
     1,700     Atheros Communications, Inc.+  ..............    32,232
       900     ATMI, Inc.+  ................................    22,158
     5,400     Avanex Corp.+  ..............................     9,504
       100     Avid Technology, Inc.+  .....................     3,333
       200     Avocent Corp.+  .............................     5,250
       300     Bankrate, Inc.+  ............................    11,328
       500     BearingPoint, Inc.+  ........................     4,185
       400     Benchmark Electronics, Inc.+  ...............     9,648
       900     BISYS Group, Inc. (The)+  ...................    12,330
     1,200     Blackbaud, Inc. .............................    27,240
       900     Blackboard, Inc.+  ..........................    26,064
       500     Blue Coat Systems, Inc.+  ...................     8,430
       100     Bottomline Technologies, Inc.+  .............       814
     1,700     Brightpoint, Inc.+  .........................    23,001
     5,900     Brocade Communications Systems,
               Inc.+  ......................................    36,226
       400     Cabot Microelectronics Corp.+  ..............    12,124
       800     CACI International, Inc., Class A+  .........    46,664
       200     Carrier Access Corp.+  ......................     1,654
       100     Cass Information Systems, Inc. ..............     4,869
     1,100     C-COR, Inc.+  ...............................     8,492
     2,600     Chordiant Software, Inc.+  ..................     7,878
       100     Ciber, Inc.+  ...............................       659
     2,500     Cirrus Logic, Inc.+  ........................    20,350
       300     Click Commerce, Inc.+  ......................     5,919
     4,900     CNET Networks, Inc.+  .......................    39,102

    Shares                                                     Value
--------------                                               ---------
Information Technology (continued)
     1,400     Cogent, Inc.+  .............................. $  21,098
     1,400     Cognex Corp. ................................    36,442
       600     Coherent, Inc.+  ............................    20,238
       400     Color Kinetics, Inc.+  ......................     7,564
    22,200     CommScope, Inc.+  ...........................   697,524
       500     Comtech Group, Inc.+  .......................     5,565
       700     Comtech Telecommunications Corp.+  ..........    20,489
     1,100     Concur Technologies, Inc.+  .................    17,017
    13,900     Conexant Systems, Inc.+  ....................    34,750
       900     Convera Corp., Class A+  ....................     6,048
       200     CPI International, Inc.+  ...................     2,900
       700     CSG Systems International, Inc.+  ...........    17,318
       600     CTS Corp. ...................................     8,934
     1,000     Cybersource Corp.+  .........................    11,700
     1,200     Cymer, Inc.+  ...............................    55,752
     1,300     Daktronics, Inc. ............................    37,531
       300     DealerTrack Holdings, Inc.+  ................     6,633
       400     Digi International, Inc.+  ..................     5,012
     1,100     Digital Insight Corp.+  .....................    37,719
     1,300     Digital River, Inc.+  .......................    52,507
     3,000     Digitas, Inc.+  .............................    34,860
     7,200     Diodes, Inc.+  ..............................   298,368
       100     DSP Group, Inc.+  ...........................     2,485
       400     DTS, Inc.+  .................................     7,792
       100     Eagle Test Systems, Inc.+  ..................     1,402
       600     eCollege.com, Inc.+  ........................    12,684
       400     eFunds Corp.+  ..............................     8,820
     1,300     Emcore Corp.+  ..............................    12,480
       300     EMS Technologies, Inc.+  ....................     5,391
       800     Emulex Corp.+  ..............................    13,016
       400     Entegris, Inc.+  ............................     3,812
     1,800     Epicor Software Corp.+  .....................    18,954
    10,900     Equinix, Inc.+  .............................   597,974
     1,200     Euronet Worldwide, Inc.+  ...................    46,044
       500     Exar Corp.+  ................................     6,635
       300     Excel Technology, Inc.+  ....................     8,976
     1,200     FalconStor Software, Inc.+  .................     8,364
       400     Fargo Electronics, Inc.+  ...................    10,156
       800     FEI Co.+  ...................................    18,144
       300     Filenet Corp.+  .............................     8,079
     7,500     Finisar Corp.+  .............................    24,525
     2,300     Flir Systems, Inc.+  ........................    50,738
     1,500     Formfactor, Inc.+  ..........................    66,945
       300     Forrester Research, Inc.+  ..................     8,394
     2,600     Foundry Networks, Inc.+  ....................    27,716
     1,900     Gartner, Inc.+  .............................    26,980
       800     Gateway, Inc.+  .............................     1,520
       500     Genesis Microchip, Inc.+  ...................     5,780
       900     Gevity HR, Inc. .............................    23,895
       200     Global Imaging Systems, Inc.+  ..............     8,256
     2,200     Harmonic, Inc.+  ............................     9,856
       500     Heartland Payment Systems, Inc.+  ...........    13,940
     5,700     Hittite Microwave Corp.+  ...................   206,112
     1,800     Hypercom Corp.+  ............................    16,830

                       See Notes to Financial Statements.
                                       42

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
SMALL CAP GROWTH FUND                                              June 30, 2006
STATEMENT OF INVESTMENTS - (Continued)                               (Unaudited)

    Shares                                                      Value
--------------                                              ------------
Information Technology (continued)
       900     Hyperion Solutions Corp.+  .................     $ 24,840
       300     i2 Technologies, Inc.+  ....................        3,801
       400     ID Systems, Inc.+  .........................        7,092
     2,900     Identix, Inc.+  ............................       20,271
       700     iGate Capital, Inc.+  ......................        4,473
       700     Ikanos Communications, Inc.+  ..............       10,633
       400     Infocrossing, Inc.+  .......................        4,620
     2,800     Informatica Corp.+  ........................       36,848
       500     Infospace, Inc.+  ..........................       11,335
     1,100     infoUSA, Inc. ..............................       11,341
       300     Integral Systems, Inc. .....................        8,049
     1,800     Interdigital Communications Corp.+  ........       62,838
       800     Intergraph Corp.+  .........................       25,192
     1,700     Intermec, Inc.+  ...........................       38,998
    10,100     Internap Network Services Corp. ............       10,605
     1,500     International DisplayWorks, Inc.+  .........        7,800
       100     Internet Security Systems, Inc.+  ..........        1,885
       100     Inter-Tel, Inc. ............................        2,106
     1,300     InterVoice, Inc.+  .........................        9,256
       700     Interwoven, Inc.+  .........................        6,006
       700     Intevac, Inc.+  ............................       15,176
     1,500     Ipass, Inc.+  ..............................        8,400
    14,000     Itron, Inc.+  ..............................      829,640
     1,300     Ixia+  .....................................       11,700
       800     IXYS Corp.+  ...............................        7,680
     1,600     j2 Global Communications, Inc.+  ...........       49,952
     2,600     Jack Henry & Associates, Inc. ..............       51,116
       200     JDA Software Group, Inc.+  .................        2,806
       700     Jupitermedia Corp.+  .......................        9,100
     1,100     Kanbay International, Inc.+  ...............       15,994
       800     Keane, Inc.+  ..............................       10,000
       500     Knot, Inc. (The)+  .........................       10,465
       800     Komag, Inc.+  ..............................       36,944
     2,000     Kopin Corp.+  ..............................        7,220
     1,100     Kronos, Inc.+  .............................       39,831
       200     Landauer, Inc. .............................        9,580
       600     Lightbridge, Inc.+  ........................        7,770
     2,000     Lionbridge Technologies, Inc.+  ............       11,060
       300     Liquidity Services, Inc.+  .................        4,671
       400     Littelfuse, Inc.+  .........................       13,752
       600     LoJack Corp.+  .............................       11,316
     2,000     LTX Corp.+  ................................       14,020
     1,400     Macrovision Corp.+  ........................       30,128
       100     Magma Design Automation, Inc.+  ............          735
       100     Manhattan Associates, Inc.+  ...............        2,029
       400     Mantech International Corp., Class A+ ......       12,344
       500     Mapinfo Corp.+  ............................        6,525
       800     Marchex, Inc., Class B+  ...................       13,144
     1,600     Mattson Technology, Inc.+  .................       15,632
       500     Maxwell Technologies, Inc.+  ...............        9,815
       400     Measurement Specialties, Inc.+  ............        8,908
       200     Mercury Computer Systems, Inc.+  ...........        3,078
       300     Metrologic Instruments, Inc.+  .............        4,503
     2,400     Micrel, Inc.+  .............................       24,024

    Shares                                                      Value
--------------                                              ------------
Information Technology (continued)
     1,300     Micros Systems, Inc.+  .....................     $ 56,784
    18,800     Microsemi Corp.+  ..........................      458,344
       300     MicroStrategy, Inc., Class A+  .............       29,256
     1,700     Microtune, Inc.+  ..........................       10,642
     1,200     Midway Games, Inc.+  .......................        9,708
     3,600     Mindspeed Technologies, Inc.+  .............        8,676
       800     MIPS Technologies, Inc.+  ..................        4,856
       900     Mobility Electronics, Inc.+  ...............        6,534
       700     Monolithic Power Systems, Inc.+  ...........        8,281
       700     MoSys, Inc.+  ..............................        5,474
     3,300     Move, Inc.+  ...............................       18,084
     1,200     MPS Group, Inc.+  ..........................       18,072
       700     MRO Software, Inc.+  .......................       14,049
       500     MTS Systems Corp. ..........................       19,755
       300     Multi-Fineline Electronix, Inc.+  ..........        9,957
       600     Neoware, Inc.+  ............................        7,374
       300     Ness Technologies, Inc.+  ..................        3,225
     1,600     Net 1 UEPS Technologies, Inc.+  ............       43,760
     1,100     Netgear, Inc.+  ............................       23,815
       500     Netlogic Microsystems, Inc.+  ..............       16,125
       700     Netscout Systems, Inc.+  ...................        6,244
       200     Nextest Systems Corp.+  ....................        3,242
    23,400     NIC, Inc.+  ................................      169,182
     1,000     Novatel Wireless, Inc.+  ...................       10,380
    36,500     Nuance Communications, Inc.+  ..............      367,190
     1,700     Omnivision Technologies, Inc.+  ............       35,904
     4,700     ON Semiconductor Corp.+  ...................       27,636
       700     Online Resources Corp.+  ...................        7,238
       700     Open Solutions, Inc.+  .....................       18,627
     3,100     Openwave Systems, Inc.+  ...................       35,774
       100     Oplink Communications, Inc.+  ..............        1,831
       400     Opnet Technologies, Inc.+  .................        5,184
     2,700     Opsware, Inc.+  ............................       22,248
       200     OSI Systems, Inc.+  ........................        3,554
       100     OYO Geospace Corp.+  .......................        5,711
     1,100     Packeteer, Inc.+  ..........................       12,474
       200     Palm, Inc.+  ...............................        3,220
     1,800     Parametric Technology Corp.+  ..............       22,878
       100     Park Electrochemical Corp. .................        2,575
       600     Parkervision, Inc.+  .......................        5,460
       700     PDF Solutions, Inc.+  ......................        8,687
     1,800     Pegasus Wireless Corp.+  ...................       16,092
       600     Perficient, Inc.+  .........................        7,416
       400     Pericom Semiconductor Corp.+  ..............        3,320
       300     Photon Dynamics, Inc.+  ....................        3,756
       800     Plantronics, Inc. ..........................       17,768
     1,500     Plexus Corp.+  .............................       51,315
       800     PLX Technology, Inc.+  .....................        9,776
     1,300     Polycom, Inc.+  ............................       28,496
       400     Portalplayer, Inc.+  .......................        3,924
       800     Power Integrations, Inc.+  .................       13,984
     1,000     Presstek, Inc.+  ...........................        9,310
       300     QAD, Inc. ..................................        2,325
       500     Quality Systems, Inc. ......................       18,410

                       See Notes to Financial Statements.
                                       43

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
SMALL CAP GROWTH FUND                                              June 30, 2006
STATEMENT OF INVESTMENTS - (Continued)                               (Unaudited)

    Shares                                                           Value
--------------                                                   -------------
Information Technology (continued)
      1,500    Quest Software, Inc.+  ..........................   $    21,060
     15,500    Rackable Systems, Inc.+  ........................       612,095
        900    Radiant Systems, Inc.+  .........................         9,513
        200    Radisys Corp.+  .................................         4,392
        600    Radyne Corp.+  ..................................         6,828
      1,300    RAE Systems, Inc.+  .............................         5,200
      2,600    RealNetworks, Inc.+  ............................        27,820
      1,800    Redback Networks, Inc.+  ........................        33,012
        300    Renaissance Learning, Inc. ......................         4,065
      5,300    RF Micro Devices, Inc.+  ........................        31,641
        500    RightNow Technologies, Inc.+  ...................         8,340
        500    Rofin-Sinar Technologies, Inc.+  ................        28,735
        600    Rogers Corp.+  ..................................        33,804
        400    RSA Security, Inc.+  ............................        10,876
        100    Rudolph Technologies, Inc.+  ....................         1,450
      2,700    Sapient Corp.+  .................................        14,310
        200    SAVVIS, Inc.+  ..................................         5,922
        800    ScanSource, Inc.+  ..............................        23,456
        100    Schawk, Inc. ....................................         1,750
        100    Secure Computing Corp.+  ........................           860
        100    Semitool, Inc.+  ................................           902
      2,400    Semtech Corp.+  .................................        34,680
        200    SI International, Inc.+  ........................         6,132
        700    Sigma Designs, Inc.+  ...........................         6,601
      2,700    Silicon Image, Inc.+  ...........................        29,106
      1,100    Silicon Storage Technology, Inc.+  ..............         4,466
        800    Sirenza Microdevices, Inc.+  ....................         9,712
      1,700    Sirf Technology Holdings, Inc.+  ................        54,774
      1,100    Skyworks Solutions, Inc.+  ......................         6,061
        700    Smith Micro Software, Inc.+  ....................        11,214
        800    Sohu.com, Inc.+  ................................        20,632
        800    Sonic Solutions, Inc.+  .........................        13,200
      8,300    Sonus Networks, Inc.+  ..........................        41,085
        600    SPSS, Inc.+  ....................................        19,284
      1,300    SRA International, Inc., Class A+  ..............        34,619
        200    SSA Global Technologies, Inc.+  .................         3,876
        100    Staktek Holdings, Inc.+  ........................           486
        200    Standard Microsystems Corp.+  ...................         4,366
        100    Startek, Inc. ...................................         1,495
        500    Stellent, Inc. ..................................         4,775
        300    Stratasys, Inc.+  ...............................         8,838
      3,200    Stratex Networks, Inc.+  ........................        10,848
        300    Sunpower Corp., Class A+  .......................         8,406
        400    Supertex, Inc.+  ................................        15,976
        200    Sybase, Inc.+  ..................................         3,880
      1,000    SYKES Enterprises, Inc.+  .......................        16,160
        300    Symmetricom, Inc.+  .............................         2,121
        800    Synaptics, Inc.+  ...............................        17,120
        300    Syntel, Inc. ....................................         6,138
        100    Take-Two Interactive Software, Inc.+  ...........         1,066
      1,100    Talx Corp. ......................................        24,057
      1,600    Tekelec+  .......................................        19,760
      1,300    Terremark Worldwide, Inc.+  .....................         4,680
      1,500    Tessera Technologies, Inc.+  ....................        41,250

    Shares                                                           Value
--------------                                                   -------------
Information Technology (continued)
        600    TheStreet.Com, Inc. .............................   $     7,692
      1,700    THQ, Inc.+  .....................................        36,720
        900    TIBCO Software, Inc.+  ..........................         6,345
        200    TNS, Inc.+  .....................................         4,138
      1,200    Transaction Systems Architects, Inc.+  ..........        50,028
      6,400    Transmeta Corp.+  ...............................        10,368
      4,200    Transwitch Corp.+  ..............................         8,862
        100    Travelzoo, Inc.+  ...............................         3,034
      1,900    Trident Microsystems, Inc.+  ....................        36,062
      1,200    TTM Technologies, Inc.+  ........................        17,364
      1,300    Tyler Technologies, Inc.+  ......................        14,560
        800    Ultimate Software Group, Inc.+  .................        15,328
        700    Ultratech, Inc.+  ...............................        11,018
        500    Universal Display Corp.+  .......................         6,655
      1,900    Utstarcom, Inc.+  ...............................        14,801
      2,000    VA Software Corp.+  .............................         7,760
      3,400    Valueclick, Inc.+  ..............................        52,190
     13,000    Varian Semiconductor Equipment
               Associates, Inc.+  ..............................       423,930
        800    Vasco Data Security International+  .............         6,680
        900    Veeco Instruments, Inc.+  .......................        21,456
     19,500    VeriFone Holdings, Inc.+  .......................       594,360
        400    Verint Systems, Inc.+  ..........................        11,676
        700    Viasat, Inc.+  ..................................        17,976
        300    Vignette Corp.+  ................................         4,374
        100    Viisage Technology, Inc.+  ......................         1,516
        500    Virage Logic Corp.+  ............................         4,695
     14,300    Vocus, Inc.+  ...................................       203,775
        600    Volterra Semiconductor Corp.+  ..................         9,156
      1,400    WebEx Communications, Inc.+  ....................        49,756
        500    webMethods, Inc.+  ..............................         4,935
      1,600    Websense, Inc.+  ................................        32,864
        600    WebSideStory, Inc.+  ............................         7,320
     19,890    Website Pros, Inc.+  ............................       204,668
      2,500    Wind River Systems, Inc.+  ......................        22,250
      1,100    Witness Systems, Inc.+  .........................        22,187
      1,100    Wright Express Corp.+  ..........................        31,614
        300    X-Rite, Inc. ....................................         3,297
      1,800    Zhone Technologies, Inc.+  ......................         3,672
      1,400    Zoran Corp.+  ...................................        34,076
                                                                   -----------
                                                                    10,736,726
                                                                   -----------
Materials - 1.3%
        200    AEP Industries, Inc.+  ..........................         6,684
      3,600    AK Steel Holding Corp.+  ........................        49,788
      1,000    Aleris International, Inc.+  ....................        45,850
        700    AMCOL International Corp. .......................        18,445
        600    American Vanguard Corp ..........................         9,288
        100    Arch Chemicals, Inc. ............................         3,605
        400    Balchem Corp. ...................................         9,000
        200    Castle (A.M.) & Co. .............................         6,450
        400    Century Aluminum Co.+  ..........................        14,276
        100    Chaparral Steel Co.+  ...........................         7,202
        300    Cleveland-Cliffs, Inc. ..........................        23,787
      9,100    Coeur d'Alene Mines Corp.+  .....................        43,771

                       See Notes to Financial Statements.
                                       44

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
SMALL CAP GROWTH FUND                                              June 30, 2006
STATEMENT OF INVESTMENTS - (Continued)                               (Unaudited)

    Shares                                                     Value
--------------                                             -------------
Materials (continued)
       300     Deltic Timber Corp. .......................   $    16,911
       100     Georgia Gulf Corp. ........................         2,502
     1,100     Grace (W.R.) & Co.+  ......................        12,870
     2,500     Graphic Packaging Corp.+  .................         9,475
       800     Headwaters, Inc.+  ........................        20,448
     3,900     Hecla Mining Co.+  ........................        20,475
     2,000     Hercules, Inc.+  ..........................        30,520
       500     James River Coal Co.+  ....................        13,245
       100     Kronos Worldwide, Inc. ....................         2,925
       900     MacDermid, Inc. ...........................        25,920
       500     Myers Industries, Inc. ....................         8,595
       500     Neenah Paper, Inc. ........................        15,225
       600     NewMarket Corp. ...........................        29,436
       200     NL Industries .............................         2,150
       100     NN, Inc. ..................................         1,235
       200     Olin Corp. ................................         3,586
       700     Omnova Solutions, Inc.+  ..................         3,976
     1,000     Oregon Steel Mills, Inc.+  ................        50,660
       300     Pioneer Cos., Inc.+  ......................         8,184
       300     Quanex Corp. ..............................        12,921
       300     Royal Gold, Inc. ..........................         8,346
       700     RTI International Metals, Inc.+  ..........        39,088
       500     Silgan Holdings, Inc. .....................        18,505
     1,100     Stillwater Mining Co.+  ...................        13,948
     1,100     Symyx Technologies, Inc.+  ................        26,565
       100     Texas Industries, Inc. ....................         5,310
       900     U.S. Concrete, Inc.+  .....................         9,945
     1,000     UAP Holding Corp. .........................        21,810
       100     Wausau Paper Corp. ........................         1,245
       500     Zoltek Cos., Inc.+  .......................        14,945
                                                             -----------
                                                                 689,112
                                                             -----------
Telecommunication Services - 1.5%
     1,300     @Road, Inc.+  .............................         7,176
       200     Atlantic Tele-Network, Inc. ...............         4,166
    14,600     Cbeyond Communications, Inc.+  ............       318,426
       700     Centennial Communications Corp. ...........         3,640
    28,200     Cogent Communications Group, Inc.+ ........       264,234
       400     Commonwealth Telephone
               Enterprises, Inc. .........................        13,264

    Shares                                                     Value
--------------                                             -------------
Telecommunication Services (continued)
     4,900     Dobson Communications Corp., Class
               A+  .......................................   $    37,877
       200     Eschelon Telecom, Inc.+  ..................         3,094
     1,800     First Avenue Networks, Inc.+  .............        19,584
     1,000     General Communication, Inc., Class
               A+  .......................................        12,320
       800     InPhonic, Inc.+  ..........................         5,040
       500     iPCS, Inc.+  ..............................        24,150
       500     North Pittsburgh Systems, Inc. ............        13,780
       400     NTELOS Holdings Corp.+  ...................         5,780
       100     Shenandoah Telecom Co. ....................         4,700
       700     Syniverse Holdings, Inc.+  ................        10,290
     2,000     Time Warner Telecom, Inc., Class A+  ......        29,700
     2,700     Ubiquitel, Inc.+  .........................        27,918
       600     Vonage Holdings Corp.+  ...................         5,154
       700     Wireless Facilities, Inc.+  ...............         1,925
                                                             -----------
                                                                 812,218
                                                             -----------
Utilities - 0.0%#
       400     ITC Holdings Corp. ........................        10,632
       200     Ormat Technologies, Inc. ..................         7,630
                                                             -----------
                                                                  18,262
                                                             -----------
Total Common Stock (Cost $50,378,957)                         52,102,513
                                                             -----------

MONEY MARKET FUND - 0.7%

TCW Galileo Money Market Fund
  4.82%
(Cost $388,637)                    07/03/06     $388,637         388,637
                                                             -----------

Total Investments - 98.4%
(Cost $50,767,594)                                            52,491,150
Other Assets &                                                   874,028
                                                             -----------
Liabilities, Net - 1.6%

NET ASSETS - 100.0%                                          $53,365,178
                                                             ===========

----------
ADR - American Depository Receipt.
  +  Non-income producing security.
  #  Amount represents less than 0.1% of net assets.

                       See Notes to Financial Statements.
                                       45

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
INTERNATIONAL EQUITY FUND                                          June 30, 2006
STATEMENT OF INVESTMENTS                                             (Unaudited)

     Shares                                                 Value(a)
--------------                                             ---------
COMMON STOCK - 97.1%

Australia - 4.4%
      4,100    Alumina, Ltd. ............................. $  20,565
      3,700    AMP, Ltd. .................................    25,034
      3,800    Australia & New Zealand Banking
               Group, Ltd. ...............................    75,130
      1,200    Australian Gas Light Co., Ltd. ............    15,617
      7,000    BHP Billiton, Ltd. ........................   151,402
      2,700    BlueScope Steel, Ltd. .....................    15,962
      1,900    Brambles Industries, Ltd. .................    15,534
      5,200    Caltex Australia, Ltd. ....................    91,252
      2,700    Coles Myer, Ltd. ..........................    22,793
      6,300    Commonwealth Bank of Australia ............   207,539
      2,100    CSL, Ltd. .................................    83,746
      5,800    Foster's Group, Ltd. ......................    23,548
      5,900    GPT Group .................................    19,005
      7,225    Insurance Australia Group, Ltd. ...........    28,710
        500    Macquarie Bank, Ltd. ......................    25,595
      3,100    Macquarie Goodman Group ...................    13,817
      7,000    Macquarie Infrastructure Group ............    17,465
      3,300    National Australia Bank, Ltd. .............    85,867
        800    Orica, Ltd. ...............................    14,207
      2,400    Origin Energy, Ltd. .......................    13,122
     40,500    Pacific Brands, Ltd. ......................    64,708
     31,700    Qantas Airways, Ltd. ......................    69,675
     13,500    QBE Insurance Group, Ltd. .................   205,239
     20,800    Rinker Group, Ltd. ........................   251,907
        600    Rio Tinto, Ltd. ...........................    34,726
      3,600    Stockland .................................    18,779
      1,600    Suncorp-Metway, Ltd. ......................    22,954
      1,700    TABCORP Holdings, Ltd. ....................    19,190
     30,600    Telstra Corp., Ltd. .......................    83,621
      1,200    Toll Holdings, Ltd. .......................    12,517
      1,000    Wesfarmers, Ltd. ..........................    26,242
      4,200    Westfield Group ...........................    54,072
      4,200    Westpac Banking Corp. .....................    72,390
      1,000    Woodside Petroleum, Ltd. ..................    32,716
      2,200    Woolworths, Ltd. ..........................    32,935
                                                           ---------
                                                           1,967,581
                                                           ---------
Austria - 0.9%
      2,300    Boehler-Uddeholm AG .......................   125,619
        400    Erste Bank der Oesterreichischen
               Sparkassen AG .............................    22,487
      3,900    Meinl European Land, Ltd.+  ...............    79,484
      2,900    OMV AG ....................................   172,463
      1,000    Telekom Austria AG ........................    22,264
                                                           ---------
                                                             422,317
                                                           ---------
Belgium - 1.7%
        800    Belgacom SA ...............................    26,533
        100    Cofinimmo .................................    17,288
      1,000    Delhaize Group ............................    69,284
      1,300    Dexia .....................................    31,263
      2,300    Fortis ....................................    78,308
        200    Groupe Bruxelles Lambert SA ...............    20,935

    Shares                                                  Value(a)
--------------                                             ---------
Belgium (continued)
      3,700    InBev NV .................................. $ 181,365
      2,800    KBC Groep NV ..............................   300,512
        200    Solvay SA .................................    22,980
        200    UCB SA ....................................    10,816
                                                           ---------
                                                             759,284
                                                           ---------
Bermuda - 0.0%##
      2,000    Esprit Holdings, Ltd. .....................    16,346
                                                           ---------
Denmark - 0.4%
          2    AP Moller - Maersk A/S ....................    15,602
      2,600    Danske Bank A/S ...........................    98,735
        100    DSV A/S ...................................    16,737
        200    Jyske Bank+  ..............................    11,541
        500    Novo-Nordisk AS, Class B ..................    31,789
        200    Novozymes A/S, Class B ....................    13,504
        400    Vestas Wind Systems A/S+  .................    10,958
                                                           ---------
                                                             198,866
                                                           ---------
Finland - 1.9%
      6,200    Fortum Oyj ................................   158,397
      2,600    Kesko Oyj, Class B ........................    99,784
     19,569    Nokia Oyj .................................   396,717
      3,400    Rautaruukki Oyj ...........................   102,372
      1,100    Sampo Oyj, Class A ........................    20,980
      1,600    Stora Enso Oyj, Class R ...................    22,335
      1,500    UPM-Kymmene Oyj ...........................    32,231
                                                           ---------
                                                             832,816
                                                           ---------
France - 9.7%
        400    Accor SA ..................................    24,334
        200    Air Liquide ...............................    38,933
      2,900    Alcatel SA+  ..............................    36,581
        200    Alstom RGPT+  .............................    18,282
      2,900    AXA SA ....................................    93,866
      5,200    BNP Paribas ...............................   497,246
      3,600    Bouygues ..................................   184,856
        300    Capgemini SA ..............................    17,109
      1,200    Carrefour SA ..............................    70,284
        700    Cie de Saint-Gobain .......................    49,951
        200    Cie Generale d'Optique Essilor
               International SA ..........................    20,117
        100    CNP Assurances ............................     9,492
        400    Compagnie Generale des
               Etablissements Michelin, Class B ..........    24,033
      1,200    Credit Agricole SA ........................    45,540
      6,500    France Telecom SA .........................   138,691
        600    Gaz de France .............................    20,118
        500    Groupe Danone .............................    63,491
        300    Lafarge SA ................................    37,603
        300    Lagardere SCA .............................    22,113
        600    L'Oreal SA ................................    56,638
        500    LVMH Moet Hennessy Louis Vuitton
               SA ........................................    49,558
        100    Neopost SA ................................    11,386
        200    Pernod-Ricard SA ..........................    39,612

                       See Notes to Financial Statements.
                                       46

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
INTERNATIONAL EQUITY FUND                                          June 30, 2006
STATEMENT OF INVESTMENTS - (Continued)                               (Unaudited)
    Shares                                                     Value(a)
--------------                                                ---------
France (continued)
       400     Peugeot SA ................................... $  24,843
       200     PPR SA .......................................    25,483
       500     Publicis Groupe ..............................    19,314
       400     Renault SA ...................................    42,923
     5,100     Sanofi-Aventis ...............................   496,895
       500     Schneider Electric SA ........................    52,041
     3,900     Societe Generale .............................   572,622
       200     Sodexho Alliance SA ..........................     9,598
     2,200     SOITEC+  .....................................    64,906
     4,100     Suez SA ......................................   170,265
       300     Technip SA ...................................    16,530
     8,400     Total SA .....................................   551,811
       100     Unibail ......................................    17,423
       118     Vallourec ....................................   142,024
       600     Veolia Environnement .........................    30,958
     1,700     Vinci SA .....................................   174,819
    10,300     Vivendi SA ...................................   359,806
                                                              ---------
                                                              4,342,095
                                                              ---------
Germany - 7.0%
       400     Adidas AG ....................................    19,100
       800     Allianz AG ...................................   125,964
       200     Altana AG ....................................    11,105
     1,000     BASF AG ......................................    80,225
     1,400     Bayer AG .....................................    64,266
     1,300     Bayerische Motoren Werke AG ..................    64,864
     1,300     Commerzbank AG ...............................    47,155
     3,900     Continental AG ...............................   397,967
     1,900     DaimlerChrysler AG ...........................    93,753
     2,500     Deutsche Bank AG .............................   280,958
       200     Deutsche Boerse AG ...........................    27,207
     1,700     Deutsche Post AG .............................    45,551
     9,900     Deutsche Telekom AG ..........................   159,015
     3,400     E.ON AG ......................................   390,833
       900     Fresenius AG .................................   149,753
       100     Fresenius Medical Care AG & Co.
               KGaA .........................................    11,500
     1,400     Henkel KGaA ..................................   159,782
       400     Hypo Real Estate Holding AG ..................    24,266
     1,700     Infineon Technologies AG+  ...................    18,918
       200     Linde AG .....................................    15,393
       200     Linde AG (Rights)+  ..........................       772
     1,700     MAN AG .......................................   122,910
     1,100     Merck KGaA ...................................    99,852
       400     Metro AG .....................................    22,634
       400     Muenchener Rueckversicherungs AG .............    54,547
        17     Porsche AG ...................................    16,404
       800     RWE AG .......................................    66,391
       800     SAP AG .......................................   168,196
     1,600     Siemens AG ...................................   138,989
     6,400     ThyssenKrupp AG ..............................   218,764
       400     Volkswagen AG# ...............................    27,998
       300     Volkswagen AG# ...............................    15,135
                                                              ---------
                                                              3,140,167
                                                              ---------

    Shares                                                     Value(a)
--------------                                                ---------
Greece - 0.6%
     1,000     Alpha Bank AE ................................ $  24,950
     4,700     Coca-Cola Hellenic Bottling Co. SA ...........   139,950
       700     EFG Eurobank Ergasias SA .....................    19,491
       800     Hellenic Telecommunication Services
               Organization SA+  ............................    17,621
       800     National Bank of Greece SA ...................    30,875
       500     OPAP SA ......................................    18,171
                                                              ---------
                                                                251,058
                                                              ---------
Hong Kong - 1.3%
    25,000     Bank of East Asia, Ltd. ......................   102,979
     9,000     BOC Hong Kong Holdings, Ltd. .................    17,621
     3,200     Cheung Kong Holdings, Ltd. ...................    34,718
    33,000     China Mobile (Hong Kong), Ltd. ...............   188,716
     4,500     CLP Holdings, Ltd. ...........................    26,331
     1,800     Hang Seng Bank, Ltd. .........................    22,794
     9,000     Hong Kong & China Gas ........................    19,780
     2,000     Hong Kong Exchanges & Clearing,
               Ltd. .........................................    12,878
     3,000     HongKong Electric Holdings ...................    13,589
     5,000     Hutchison Whampoa, Ltd. ......................    45,654
     3,000     Sun Hung Kai Properties, Ltd. ................    30,625
     2,500     Swire Pacific, Ltd. ..........................    25,803
    15,000     Wharf Holdings, Ltd. .........................    53,365
                                                              ---------
                                                                594,853
                                                              ---------
Ireland - 0.6%
     1,600     Allied Irish Banks PLC .......................    38,289
     2,100     Bank of Ireland ..............................    37,321
     5,000     CRH PLC ......................................   162,773
     1,100     Depfa Bank PLC ...............................    18,217
       800     Elan Corp. PLC+  .............................    13,305
       700     Irish Life & Permanent PLC ...................    16,655
                                                              ---------
                                                                286,560
                                                              ---------
Italy - 3.5%
    29,400     AEM SpA ......................................    68,247
     1,900     Assicurazioni Generali SpA ...................    69,092
       700     Autostrade SpA ...............................    19,675
    44,100     Banca Intesa SpA# ............................   257,311
     2,300     Banca Intesa SpA# ............................    12,451
     2,100     Banca Monte dei Paschi di Siena SpA ..........    12,630
       700     Banche Popolari Unite Scpa ...................    18,126
       800     Banco Popolare di Verona e Novara
               Scrl .........................................    21,433
    30,100     Capitalia SpA ................................   246,553
     9,500     Enel SpA .....................................    81,729
    13,300     ENI SpA ......................................   390,661
     1,400     Fiat SpA+  ...................................    18,582
     1,200     Finmeccanica SpA .............................    26,623
     2,200     Mediaset SpA .................................    25,920
     1,200     Mediobanca SpA ...............................    23,474
     2,300     Sanpaolo IMI SpA .............................    40,662
     3,800     Snam Rete Gas SpA ............................    16,697
    21,600     Telecom Italia SpA# ..........................    60,114
    14,500     Telecom Italia SpA# ..........................    37,423

                       See Notes to Financial Statements.
                                       47

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
INTERNATIONAL EQUITY FUND                                          June 30, 2006
STATEMENT OF INVESTMENTS - (Continued)                               (Unaudited)

    Shares                                                     Value(a)
--------------                                                ---------
Italy (continued)
     14,100    UniCredito Italiano SpA ...................... $ 110,277
                                                              ---------
                                                              1,557,680
                                                              ---------
Japan - 22.7%
        200    Acom Co., Ltd. ...............................    10,853
        200    Advantest Corp. ..............................    20,453
      1,300    Aeon Co., Ltd. ...............................    28,560
        200    Aiful Corp. ..................................    10,670
        500    Aisin Seiki Co., Ltd. ........................    14,878
      2,000    Ajinomoto Co., Inc. ..........................    22,169
      1,000    Amada Co., Ltd. ..............................    10,500
      1,300    Asahi Breweries, Ltd. ........................    18,246
      2,000    Asahi Glass Co., Ltd. ........................    25,384
      3,000    Asahi Kasei Corp. ............................    19,619
      1,100    Astellas Pharma, Inc. ........................    40,436
      2,000    Bank of Fukuoka, Ltd. (The) ..................    15,215
      3,000    Bank of Yokohama, Ltd. (The) .................    23,179
      1,300    Bridgestone Corp. ............................    25,077
      8,552    Canon, Inc. ..................................   419,103
          4    Central Japan Railway Co. ....................    39,851
      2,000    Chiba Bank, Ltd. (The) .......................    18,704
      1,200    Chubu Electric Power Co, Inc. ................    32,413
        700    Chugai Pharmaceutical Co., Ltd. ..............    14,293
        400    Credit Saison Co., Ltd. ......................    18,952
      2,000    Dai Nippon Printing Co., Ltd. ................    30,924
      1,700    Daiichi Sankyo Co., Ltd. .....................    46,787
        700    Daikin Industries, Ltd. ......................    24,266
      5,000    Dainippon Sumitomo Pharma Co.,
               Ltd. .........................................    56,230
        200    Daito Trust Construction Co., Ltd. ...........    11,095
      1,000    Daiwa House Industry Co., Ltd. ...............    15,991
     18,000    Daiwa Securities Group, Inc. .................   214,484
      1,300    Denso Corp. ..................................    42,559
          6    Dentsu, Inc. .................................    16,603
      1,500    Diamond Lease Co., Ltd. ......................    74,506
         16    East Japan Railway Co. .......................   118,953
      2,000    Eisai Co., Ltd. ..............................    90,087
        600    Electric Power Development Co. ...............    22,868
        400    Fanuc, Ltd. ..................................    35,930
      1,000    Fuji Photo Film Co., Ltd. ....................    33,571
      1,000    Fujikura, Ltd. ...............................    11,039
     22,000    Fujitsu, Ltd. ................................   170,505
        100    Hirose Electric Co., Ltd. ....................    12,154
      8,000    Hitachi, Ltd. ................................    52,854
        600    Hokkaido Electric Power Co, Inc. .............    14,246
      3,000    Hokuhoku Financial Group, Inc. ...............    12,519
     14,000    Honda Motor Co., Ltd. ........................   444,698
      1,000    Hoya Corp. ...................................    35,600
        300    Ibiden Co., Ltd. .............................    14,436
          2    Inpex Holdings, Inc.+  .......................    17,651
      3,000    Itochu Corp. .................................    26,403
          9    Japan Tobacco, Inc. ..........................    32,868
      1,100    JFE Holdings, Inc. ...........................    46,703
      2,000    Joyo Bank, Ltd. (The) ........................    12,160
        900    JS Group Corp. ...............................    18,920

    Shares                                                     Value(a)
--------------                                                ---------
Japan (continued)
        900    JTEKT Corp. .................................. $  17,405
      3,000    Kajima Corp. .................................    13,767
      1,700    Kansai Electric Power Co, Inc. (The) .........    38,040
      1,000    Kao Corp. ....................................    26,176
          5    KDDI Corp. ...................................    30,772
      3,000    Keio Corp. ...................................    19,441
        100    Keyence Corp. ................................    25,516
      6,000    Kintetsu Corp. ...............................    20,011
      6,000    Kirin Brewery Co., Ltd. ......................    94,387
      7,000    Kobe Steel, Ltd. .............................    21,914
     21,000    Komatsu, Ltd. ................................   417,879
      1,000    Konica Minolta Holdings, Inc.+  ..............    12,653
     30,000    Kubota Corp. .................................   285,417
      1,300    Kuraray Co., Ltd. ............................    14,551
        400    Kyocera Corp. ................................    31,025
        900    Kyushu Electric Power Co, Inc. ...............    20,928
      2,500    Makita Corp. .................................    78,840
      4,000    Marubeni Corp. ...............................    21,375
      1,100    Marui Co., Ltd. ..............................    17,156
     13,000    Matsushita Electric Industrial Co., Ltd.......   274,470
          3    Millea Holdings, Inc. ........................    55,845
      3,000    Mitsubishi Chemical Holdings Corp. ...........    18,756
      8,400    Mitsubishi Corp. .............................   168,239
     24,000    Mitsubishi Electric Corp. ....................   192,387
      2,000    Mitsubishi Estate Co., Ltd. ..................    42,563
     15,000    Mitsubishi Gas Chemical Co., Inc. ............   172,539
      7,000    Mitsubishi Heavy Industries, Ltd. ............    30,244
      4,000    Mitsubishi Materials Corp. ...................    17,109
         16    Mitsubishi UFJ Financial Group, Inc. .........   224,287
      3,000    Mitsui & Co., Ltd. ...........................    42,417
      2,000    Mitsui Fudosan Co., Ltd. .....................    43,466
      2,000    Mitsui OSK Lines, Ltd. .......................    13,619
      3,000    Mitsui Sumitomo Insurance Co., Ltd. ..........    37,630
      1,000    Mitsui Trust Holdings, Inc. ..................    11,979
         43    Mizuho Financial Group, Inc. .................   364,677
        500    Murata Manufacturing Co., Ltd. ...............    32,488
      6,000    NEC Corp. ....................................    32,001
        300    Nidec Corp. ..................................    21,523
      2,000    Nikko Cordial Corp. ..........................    25,585
      1,000    Nikon Corp. ..................................    17,495
        200    Nintendo Co., Ltd. ...........................    33,604
      3,000    Nippon Express Co., Ltd. .....................    16,232
      2,000    Nippon Mining Holdings, Inc. .................    16,882
      3,000    Nippon Oil Corp. .............................    21,951
     12,000    Nippon Steel Corp. ...........................    45,474
         52    Nippon Telegraph & Telephone Corp.............   253,894
      2,000    Nippon Yusen KK ..............................    13,016
      4,700    Nissan Motor Co., Ltd. .......................    51,323
      7,500    Nisshin Seifun Group, Inc. ...................    83,697
        400    Nitto Denko Corp. ............................    28,498
     14,200    Nomura Holdings, Inc. ........................   266,683
      3,000    NSK, Ltd. ....................................    24,906
          4    NTT Data Corp. ...............................    17,355
         36    NTT DoCoMo, Inc. .............................    52,669

                       See Notes to Financial Statements.
                                       48

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
INTERNATIONAL EQUITY FUND                                          June 30, 2006
STATEMENT OF INVESTMENTS - (Continued)                               (Unaudited)

    Shares                                                    Value(a)
--------------                                             --------------
Japan (continued)
      3,000    Obayashi Corp. ............................    $    20,631
      1,000    Olympus Corp. .............................         26,742
        600    Omron Corp. ...............................         15,268
        300    Oriental Land Co., Ltd. ...................         16,891
        700    ORIX Corp. ................................        170,808
      6,000    Osaka Gas Co., Ltd. .......................         19,294
        300    Promise Co., Ltd. .........................         17,382
         10    Resona Holdings, Inc. .....................         31,582
      1,000    Ricoh Co., Ltd. ...........................         19,617
        300    Rohm Co., Ltd. ............................         26,848
      1,900    Sankyo Co., Ltd. ..........................        120,600
        500    Secom Co., Ltd. ...........................         23,635
        600    Sega Sammy Holdings, Inc. .................         22,247
        300    Seiko Epson Corp. .........................          8,169
      2,000    Sekisui Chemical Co., Ltd. ................         17,279
      2,000    Sekisui House, Ltd. .......................         27,445
      1,700    Seven & I Holdings Co., Ltd. ..............         56,051
      2,000    Sharp Corp. ...............................         31,618
        900    Shin-Etsu Chemical Co., Ltd. ..............         48,952
      4,000    Shinsei Bank, Ltd. ........................         25,351
      1,000    Shiseido Co., Ltd. ........................         19,620
      2,000    Shizuoka Bank, Ltd. (The) .................         21,581
      3,000    Showa Denko KK ............................         13,354
        200    SMC Corp. .................................         28,334
      1,600    Softbank Corp. ............................         35,876
      2,000    Sompo Japan Insurance, Inc. ...............         27,910
      2,000    Sony Corp. ................................         88,180
      1,800    Sumco Corp. ...............................        102,700
      3,000    Sumitomo Chemical Co., Ltd. ...............         25,033
      3,000    Sumitomo Corp. ............................         39,661
     11,200    Sumitomo Electric Industries, Ltd. ........        164,052
      2,000    Sumitomo Heavy Industries, Ltd. ...........         18,480
     55,000    Sumitomo Metal Industries, Ltd. ...........        227,236
      2,000    Sumitomo Metal Mining Co., Ltd. ...........         26,208
         18    Sumitomo Mitsui Financial Group, Inc.......        190,617
      1,000    Sumitomo Realty & Development Co.,
               Ltd. ......................................         24,675
     19,900    Sumitomo Trust & Banking Co., Ltd.
               (The) .....................................        217,868
        500    T&D Holdings, Inc. ........................         40,309
      1,000    Takashimaya Co., Ltd. .....................         12,558
      3,700    Takeda Pharmaceutical Co., Ltd. ...........        230,316
        300    Takefuji Corp. ............................         17,882
      1,100    TDK Corp. .................................         83,404
      2,000    Teijin, Ltd. ..............................         12,709
        500    Terumo Corp. ..............................         16,700
      4,000    Tobu Railway Co., Ltd. ....................         19,078
        900    Tohoku Electric Power Co, Inc. ............         19,735
      2,200    Tokyo Electric Power Co, Inc. (The) .......         60,785
      2,400    Tokyo Electron, Ltd. ......................        167,706
      5,000    Tokyo Gas Co., Ltd. .......................         23,564
      4,000    Tokyu Corp. ...............................         23,398
      2,000    Toppan Printing Co., Ltd. .................         22,583
      3,000    Toray Industries, Inc. ....................         26,035
     19,000    Toshiba Corp. .............................        124,060

    Shares                                                    Value(a)
--------------                                             --------------
Japan (continued)
      5,000    Toyo Suisan Kaisha, Ltd. ..................    $    78,327
        600    Toyota Industries Corp. ...................         23,719
      9,200    Toyota Motor Corp. ........................        480,831
        600    Toyota Tsusho Corp. .......................         14,418
          5    West Japan Railway Co. ....................         20,733
         38    Yahoo! Japan Corp. ........................         20,139
        200    Yamada Denki Co., Ltd. ....................         20,377
        600    Yamaha Motor Co., Ltd. ....................         15,721
      1,000    Yamato Holdings Co., Ltd. .................         17,745
                                                              -----------
                                                               10,169,548
                                                              -----------
Luxembourg - 0.4%
      3,300    Arcelor ...................................        159,710
                                                              -----------
Netherlands - 3.8%
      3,500    ABN AMRO Holding NV .......................         95,851
      2,800    Aegon NV ..................................         47,799
        600    Akzo Nobel NV .............................         32,318
      5,100    ASML Holding NV+  .........................        103,126
      9,300    Buhrmann NV ...............................        134,833
        200    Euronext NV ...............................         18,767
        800    European Aeronautic Defence and
               Space Co. NV ..............................         22,949
      1,800    Fugro NV ..................................         77,545
        500    Heineken NV ...............................         21,185
     15,200    ING Groep NV ..............................        596,715
      3,200    Koninklijke Ahold NV+  ....................         27,711
      4,300    Koninklijke DSM NV ........................        178,902
      2,800    Koninklijke Philips Electronics NV. .......         87,228
      1,500    Reed Elsevier NV ..........................         22,483
        200    Rodamco Europe NV .........................         19,599
      3,800    Royal KPN NV ..............................         42,704
        400    Royal Numico NV ...........................         17,942
      1,700    STMicroelectronics NV .....................         17,459
        800    TNT NV ....................................         28,622
      3,400    Unilever NV ...............................         76,999
        700    Wolters Kluwer NV. ........................         16,525
                                                              -----------
                                                                1,687,262
                                                              -----------
New Zealand - 0.2%
     12,000    Fletcher Building, Ltd. ...................         66,904
      7,400    Telecom Corp. of New Zealand, Ltd. ........         18,233
                                                              -----------
                                                                   85,137
                                                              -----------
Norway - 1.3%
     13,300    DNB NOR ASA ...............................        165,317
      4,900    Norsk Hydro+  .............................        129,882
      1,700    Norsk Hydro ASA ...........................         45,088
      4,110    Orkla ASA .................................        190,242
      1,600    Statoil ASA ...............................         45,609
      1,600    Telenor ASA ...............................         19,330
                                                              -----------
                                                                  595,468
                                                              -----------
Portugal - 0.2%
      5,800    Banco Comercial Portugues SA ..............         16,477
      1,300    Brisa-Auto Estradas de Portugal SA ........         13,546

                       See Notes to Financial Statements.
                                       49

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
INTERNATIONAL EQUITY FUND                                          June 30, 2006
STATEMENT OF INVESTMENTS - (Continued)                               (Unaudited)

    Shares                                                    Value(a)
--------------                                               ---------
Portugal (continued)
      5,900    Energias de Portugal SA ..................... $  23,206
      1,700    Portugal Telecom SGPS SA ....................    20,516
                                                             ---------
                                                                73,745
                                                             ---------
Singapore - 0.3%
      2,000    DBS Group Holdings, Ltd. ....................    22,850
      6,000    Oversea-Chinese Banking Corp. ...............    25,024
      2,000    Singapore Airlines, Ltd. ....................    16,045
     16,000    Singapore Telecommunications, Ltd. ..........    25,699
      3,000    United Overseas Bank, Ltd. ..................    29,537
                                                             ---------
                                                               119,155
                                                             ---------
Spain - 3.5%
        600    Abertis Infraestructuras SA .................    14,053
      5,300    ACS Actividades Cons y Serv .................   220,858
        500    Altadis SA ..................................    23,610
      6,500    Banco Bilbao Vizcaya Argentaria SA...........   133,752
      2,000    Banco Popular Espanol SA ....................    29,821
     15,700    Banco Santander Central Hispano SA ..........   229,415
      1,400    Cintra Concesiones de Infraestructuras
               de Transporte SA ............................    18,279
      3,200    Corp. Mapfre SA .............................    59,090
      1,800    Endesa SA ...................................    62,541
        300    Fomento de Construcciones y
               Contratas SA ................................    22,795
        200    Grupo Ferrovial SA ..........................    15,252
      1,700    Iberdrola SA ................................    58,505
        500    Inditex SA ..................................    21,079
      5,900    Repsol YPF SA ...............................   168,964
     23,300    Telefonica SA ...............................   387,307
      2,000    Union Fenosa SA .............................    77,438
                                                             ---------
                                                             1,542,759
                                                             ---------
Sweden - 2.3%
      1,000    Assa Abloy AB, Class B ......................    16,817
      5,200    Atlas Copco AB, Class A .....................   144,803
        700    Atlas Copco AB, Class B .....................    18,216
        900    Electrolux AB, Class B ......................    12,982
      1,100    Hennes & Mauritz AB, Class B ................    42,593
     13,500    Nordea Bank AB ..............................   160,974
      2,400    Sandvik AB ..................................    27,928
        500    Scania AB, Class B ..........................    22,708
        800    Securitas AB, Class B .......................    15,342
     10,800    Skandinaviska Enskilda Banken AB,
               Class A .....................................   257,241
      1,600    SKF AB, Class B .............................    25,233
        500    Svenska Cellulosa AB, Class B ...............    20,643
      1,200    Svenska Handelsbanken, Class A ..............    30,914
     29,000    Telefonaktiebolaget LM Ericsson, Class
               B ...........................................    95,705
      4,000    TeliaSonera AB ..............................    22,688
        300    Volvo AB, Class A ...........................    14,468
      2,400    Volvo AB, Class B ...........................   117,934
                                                             ---------
                                                             1,047,189
                                                             ---------

    Shares                                                    Value(a)
--------------                                               ---------
Switzerland - 6.8%
      3,800    ABB, Ltd. ................................... $  49,339
        300    Adecco SA ...................................    17,721
        900    Baloise Holding AG ..........................    69,080
      4,500    Compagnie Financiere Richemont AG,
               Class A .....................................   205,610
      9,300    Credit Suisse Group .........................   518,867
         11    Geberit AG ..................................    12,714
        500    Holcim, Ltd. ................................    38,330
      1,400    Nestle SA ...................................   438,915
        100    Nobel Biocare Holding AG ....................    23,703
      4,400    Novartis AG .................................   237,453
      3,000    Roche Holding AG ............................   495,038
        200    Sulzer AG ...................................   149,794
        100    Swatch Group AG .............................    16,852
        700    Swiss Reinsurance ...........................    48,838
         46    Swisscom AG .................................    15,130
        200    Syngenta AG+  ...............................    26,480
        100    Synthes, Inc. ...............................    12,041
      3,100    UBS AG ......................................   339,342
      1,600    Zurich Financial Services AG ................   350,277
                                                             ---------
                                                             3,065,524
                                                             ---------
United Kingdom - 23.6%
      1,300    3i Group PLC ................................    21,643
      7,800    Alliance UniChem PLC ........................   147,253
      2,100    Amvescap PLC ................................    19,212
      2,700    Anglo American PLC ..........................   110,154
      4,300    AstraZeneca PLC .............................   258,565
     21,400    Aviva PLC ...................................   302,870
      2,100    BAA PLC .....................................    36,306
      6,500    BAE Systems PLC .............................    44,405
     30,100    Barclays PLC ................................   341,223
      9,700    Barratt Developments PLC ....................   169,689
     12,300    BG Group PLC ................................   164,178
     15,300    BHP Billiton PLC ............................   297,670
      1,100    BOC Group PLC ...............................    32,160
      1,100    Boots Group PLC .............................    15,637
     74,000    BP PLC ......................................   858,014
     27,800    British Airways PLC+  .......................   176,113
     12,300    British American Tobacco PLC ................   309,681
      1,100    British Land Co. PLC ........................    25,656
      2,600    British Sky Broadcasting PLC ................    27,476
     45,100    BT Group PLC ................................   199,253
      4,300    Cadbury Schweppes PLC .......................    41,408
      1,500    Capita Group PLC ............................    12,789
        400    Carnival PLC ................................    16,263
      6,700    Centrica PLC ................................    35,281
      5,200    Compass Group PLC ...........................    25,193
      1,800    Corus Group PLC .............................    15,155
      5,400    Diageo PLC ..................................    90,700
      4,200    DSG International PLC .......................    14,817
      2,600    EMI Group PLC ...............................    14,577
     10,300    Enterprise Inns PLC .........................   180,396
      4,000    Friends Provident PLC .......................    13,227
      1,400    Gallaher Group PLC ..........................    21,868

                       See Notes to Financial Statements.
                                       50

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
INTERNATIONAL EQUITY FUND                                          June 30, 2006
STATEMENT OF INVESTMENTS - (Continued)                               (Unaudited)

    Shares                                                   Value(a)
--------------                                            --------------
United Kingdom (continued)
     24,100    GlaxoSmithKline PLC ......................    $   672,564
      7,900    Greene King PLC ..........................        120,101
      1,900    Gus PLC ..................................         33,915
        700    Hammerson PLC ............................         15,302
      1,900    Hanson PLC ...............................         23,062
     26,800    HBOS PLC .................................        465,090
     21,400    HSBC Holdings PLC ........................        376,538
      2,600    Imperial Chemical Industries PLC .........         17,408
      1,400    Imperial Tobacco Group PLC ...............         43,180
      1,000    Intercontinental Hotels Group PLC ........         17,471
     54,800    International Power PLC ..................        287,819
     12,200    ITV PLC ..................................         24,335
        600    Johnson Matthey PLC ......................         14,700
        900    Kelda Group PLC ..........................         12,721
      5,800    Kingfisher PLC ...........................         25,565
      1,300    Ladbrokes PLC ............................          9,801
        900    Land Securities Group PLC ................         29,823
     13,300    Legal & General Group PLC ................         31,481
     10,800    Lloyds TSB Group PLC .....................        105,798
        500    London Stock Exchange Group PLC ..........         10,507
        700    Man Group PLC ............................         32,954
     21,800    Marks & Spencer Group PLC ................        236,427
      1,700    Mitchells & Butlers PLC ..................         16,184
     22,300    National Grid PLC ........................        240,953
        700    Next PLC .................................         21,096
     90,500    Old Mutual PLC ...........................        273,271
      2,100    Pearson PLC ..............................         28,557
      4,800    Prudential PLC ...........................         54,278
        700    Punch Taverns PLC ........................         11,311
      1,300    Reckitt Benckiser PLC ....................         48,507
      2,700    Reed Elsevier PLC ........................         27,216
      5,000    Rentokil Initial PLC .....................         14,412
      3,500    Reuters Group PLC ........................         24,875
      1,700    Rexam PLC ................................         16,559
      2,000    Rio Tinto PLC ............................        105,312
      4,200    Rolls-Royce Group PLC+  ..................         32,123
      5,800    Royal & Sun Alliance Insurance Group......         14,419
     12,500    Royal Bank of Scotland Group PLC .........        410,314
      7,500    Royal Dutch Shell PLC, Class A# ..........        252,078

    Shares                                                   Value(a)
--------------                                            --------------
United Kingdom (continued)
     14,900    Royal Dutch Shell PLC, Class B ...........    $   520,450
      2,000    SABMiller PLC ............................         36,005
      4,100    Sage Group PLC ...........................         17,480
      3,500    Sainsbury (J) PLC ........................         21,616
      3,600    Schroders PLC ............................         67,135
      2,200    Scottish & Newcastle PLC .................         20,715
      1,700    Scottish & Southern Energy PLC ...........         36,155
      2,600    Scottish Power PLC .......................         28,008
        600    Severn Trent PLC .........................         12,973
      2,400    Smith & Nephew PLC .......................         18,419
      1,600    Smiths Group PLC .........................         26,337
        800    Tate & Lyle PLC ..........................          8,950
     15,300    Tesco PLC ................................         94,448
      1,600    Trinity Mirror PLC .......................         14,422
      2,500    Unilever PLC .............................         56,132
     10,500    United Business Media PLC ................        125,559
      1,700    United Utilities PLC .....................         20,131
    228,100    Vodafone Group PLC .......................        485,478
        935    Whitbread PLC ............................         20,136
      1,100    Whitbread PLC, Class B Pfd.+  ............          3,153
      1,700    William Hill PLC .........................         19,682
      8,400    Wolseley PLC .............................        184,920
     14,300    WPP Group PLC ............................        172,860
      8,200    Xstrata PLC ..............................        312,111
      2,300    Yell Group PLC ...........................         21,737
                                                             -----------
                                                              10,581,871
                                                             -----------

Total Investments - 97.1%
(Cost $39,676,901)                                            43,496,991
Other Assets &                                                 1,296,593
                                                             -----------
Liabilities, Net - 2.9%

NET ASSETS - 100.0%                                          $44,793,584
                                                             ===========

----------
  +  Non-income producing security.
(a)  Fair valued securities - See Note 1.
  #  Securities incorporated in the same country but traded on different exchanges.
 ##  Amount represents less than 0.1% of net assets.

                       See Notes to Financial Statements.
                                       51

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
SOCIALLY RESPONSIBLE FUND                                          June 30, 2006
STATEMENT OF INVESTMENTS                                             (Unaudited)

    Shares                                                      Value
--------------                                                ----------
COMMON STOCK - 96.4%

Consumer Discretionary - 10.6%
      5,600    American Axle & Manufacturing
               Holdings, Inc. ............................... $   95,816
      8,500    Autoliv, Inc. ................................    480,845
      7,300    Best Buy Co., Inc. ...........................    400,332
      6,800    BorgWarner, Inc. .............................    442,680
     21,800    CBS Corp., Class B ...........................    589,690
     26,700    Comcast Corp., Class A+  .....................    874,158
      9,400    Gannett Co, Inc. .............................    525,742
     15,800    Gap, Inc. (The) ..............................    274,920
      6,400    Johnson Controls, Inc. .......................    526,208
     13,500    Jones Apparel Group, Inc. ....................    429,165
      3,420    Liberty Media Holding Corp. - Capital
               Series 'A'+  .................................    286,494
     17,100    Liberty Media Holding Corp. -
               Interactive 'A'+  ............................    295,146
     23,100    Limited Brands, Inc. .........................    591,129
     11,900    Mattel, Inc. .................................    196,469
     22,900    McDonald's Corp. .............................    769,440
     17,200    Newell Rubbermaid, Inc. ......................    444,276
     17,600    Office Depot, Inc.+  .........................    668,800
      9,900    Saks, Inc. ...................................    160,083
     14,200    Target Corp. .................................    693,954
                                                              ----------
                                                               8,745,347
                                                              ----------
Consumer Staples - 11.4%
      5,700    Clorox Co. ...................................    347,529
     24,500    Coca-Cola Co. (The) ..........................  1,053,990
     10,900    Colgate-Palmolive Co. ........................    652,910
     24,200    ConAgra Foods, Inc. ..........................    535,062
      7,600    Del Monte Foods Co. ..........................     85,348
     11,800    General Mills, Inc. ..........................    609,588
     10,200    Kellogg Co. ..................................    493,986
      9,500    Kimberly-Clark Corp. .........................    586,150
      6,800    Kraft Foods, Inc., Class A ...................    210,120
     33,300    Kroger Co. (The) .............................    727,938
     19,100    PepsiCo, Inc. ................................  1,146,764
     31,100    Procter & Gamble Co. .........................  1,729,160
     20,600    Safeway, Inc. ................................    535,600
     15,100    Sara Lee Corp. ...............................    241,902
     13,800    Supervalu, Inc. ..............................    423,660
                                                              ----------
                                                               9,379,707
                                                              ----------
Energy - 4.9%
      8,600    Diamond Offshore Drilling, Inc. ..............    721,798
     56,800    El Paso Corp. ................................    852,000
     10,100    ENSCO International, Inc. ....................    464,802
     10,400    Marathon Oil Corp. ...........................    866,320
      7,200    Noble Corp. ..................................    535,824
     12,200    Rowan Cos., Inc. .............................    434,198
      2,600    Schlumberger, Ltd. ...........................    169,286
                                                              ----------
                                                               4,044,228
                                                              ----------
Financials - 25.7%
      4,900    ACE, Ltd. ....................................    247,891
      4,700    Allstate Corp. (The) .........................    257,231

    Shares                                                       Value
--------------                                                ----------
Financials (continued)
     25,000    American International Group, Inc. ........... $1,476,250
     41,700    Bank of America Corp. ........................  2,005,770
      3,800    BB&T Corp. ...................................    158,042
     11,100    Chubb Corp. ..................................    553,890
     44,200    Citigroup, Inc. ..............................  2,132,208
      9,700    Comerica, Inc. ...............................    504,303
     15,300    Fannie Mae ...................................    735,930
     11,900    Freddie Mac ..................................    678,419
     17,900    Genworth Financial, Inc., Class A ............    623,636
      1,300    Goldman Sachs Group, Inc. ....................    195,559
      6,800    Hartford Financial Services Group,
               Inc. .........................................    575,280
     17,000    Huntington Bancshares, Inc. ..................    400,860
     34,200    JPMorgan Chase & Co. .........................  1,436,400
     13,100    Keycorp ......................................    467,408
      5,600    Lehman Brothers Holdings, Inc. ...............    364,840
      4,300    MBIA, Inc. ...................................    251,765
     14,100    Mellon Financial Corp. .......................    485,463
     12,100    Merrill Lynch & Co., Inc. ....................    841,676
     12,850    Metlife, Inc. ................................    658,048
      2,500    MGIC Investment Corp. ........................    162,500
      1,400    Morgan Stanley ...............................     88,494
     15,300    National City Corp. ..........................    553,707
        900    PartnerRe, Ltd. ..............................     57,645
      2,100    PNC Financial Services Group, Inc. ...........    147,357
      3,600    Prudential Financial, Inc. ...................    279,720
     14,460    St. Paul Travelers Cos., Inc. (The) ..........    644,627
      8,200    SunTrust Banks, Inc. .........................    625,332
      7,800    Torchmark Corp. ..............................    473,616
      6,500    U.S. Bancorp .................................    200,720
     12,000    UnumProvident Corp. ..........................    217,560
     19,500    Wachovia Corp. ...............................  1,054,560
     16,100    Washington Mutual, Inc. ......................    733,838
      5,700    Wells Fargo & Co. ............................    382,356
      7,700    XL Capital, Ltd., Class A ....................    472,010
                                                              ----------
                                                              21,144,911
                                                              ----------
Health Care - 9.7%
     21,200    Abbott Laboratories ..........................    924,532
      8,400    AmerisourceBergen Corp. ......................    352,128
      2,000    Amgen, Inc.+  ................................    130,460
     12,000    Bristol-Myers Squibb Co. .....................    310,320
      6,200    Cardinal Health, Inc. ........................    398,846
     16,300    Eli Lilly & Co. ..............................    900,901
      3,500    HCA, Inc. ....................................    151,025
     21,000    Johnson & Johnson ............................  1,258,320
      6,600    McKesson Corp. ...............................    312,048
     29,000    Merck & Co., Inc. ............................  1,056,470
     69,400    Pfizer, Inc. .................................  1,628,818
     12,200    Wyeth ........................................    541,802
                                                              ----------
                                                               7,965,670
                                                              ----------
Industrials - 6.4%
      6,000    Cooper Industries, Ltd., Class A .............    557,520
     10,500    CSX Corp. ....................................    739,620

                       See Notes to Financial Statements.
                                       52

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
SOCIALLY RESPONSIBLE FUND                                          June 30, 2006
STATEMENT OF INVESTMENTS - (Continued)                               (Unaudited)

    Shares                                                      Value
--------------                                               ----------
Industrials (continued)
      8,600    Eaton Corp. ................................. $  648,440
      6,300    Emerson Electric Co. ........................    528,003
     11,600    Ingersoll-Rand Co., Ltd., Class A ...........    496,248
     14,500    Norfolk Southern Corp. ......................    771,690
      3,200    Paccar, Inc. ................................    263,616
      8,700    SPX Corp. ...................................    486,765
     29,800    Tyco International, Ltd. ....................    819,500
                                                             ----------
                                                              5,311,402
                                                             ----------
Information Technology - 13.6%
     14,228    ADC Telecommunications, Inc.+ ...............    239,884
     13,500    Agere Systems, Inc.+  .......................    198,450
     23,900    Applied Materials, Inc. .....................    389,092
      7,400    Arrow Electronics, Inc.+  ...................    238,280
     15,100    Ceridian Corp.+  ............................    369,044
     64,500    Cisco Systems, Inc.+  .......................  1,259,685
     11,000    Corning, Inc.+  .............................    266,090
     25,000    Electronic Data Systems Corp. ...............    601,500
     49,500    EMC Corp.+  .................................    543,015
     38,500    Hewlett-Packard Co. .........................  1,219,680
      9,500    Ingram Micro, Inc., Class A+  ...............    172,235
     20,100    Intel Corp. .................................    380,895
     16,400    International Business Machines Corp.........  1,259,848
      1,500    Lexmark International, Inc., Class A+  ......     83,745
     81,500    Microsoft Corp. .............................  1,898,950
     25,000    Nokia Oyj ADR ...............................    506,500
     12,000    Oracle Corp.+  ..............................    173,880
      3,500    Qualcomm, Inc. ..............................    140,245
     58,900    Sanmina-SCI Corp.+  .........................    270,940
     96,200    Solectron Corp.+  ...........................    329,004
     10,000    Tech Data Corp.+  ...........................    383,100
     18,700    Tellabs, Inc.+  .............................    248,897
                                                             ----------
                                                             11,172,959
                                                             ----------
Materials - 4.5%
      3,900    Ashland, Inc. ...............................    260,130
     11,000    Crown Holdings, Inc.+  ......................    171,270
     17,100    Dow Chemical Co. (The) ......................    667,413

    Shares                                                      Value
--------------                                               ----------
Materials (continued)
      7,700    Eastman Chemical Co. ........................ $  415,800
      6,000    Hercules, Inc.+  ............................     91,560
      9,900    Lubrizol Corp. ..............................    394,515
      9,400    MeadWestvaco Corp. ..........................    262,542
     23,300    Owens-Illinois, Inc.+  ......................    390,508
      9,000    PPG Industries, Inc. ........................    594,000
     17,200    Smurfit-Stone Container Corp.+  .............    188,168
      8,800    Sonoco Products Co. .........................    278,520
                                                             ----------
                                                              3,714,426
                                                             ----------
Telecommunication Services - 5.9%
      5,200    American Tower Corp., Class A+  .............    161,824
     44,000    AT&T, Inc. ..................................  1,227,160
     25,500    BellSouth Corp. .............................    923,100
     16,000    Crown Castle International Corp.+  ..........    552,640
      1,920    Embarq Corp.+  ..............................     78,701
     38,400    Sprint Nextel Corp. .........................    767,616
     34,000    Verizon Communications, Inc. ................  1,138,660
                                                             ----------
                                                              4,849,701
                                                             ----------
Utilities - 3.7%
      9,200    Constellation Energy Group, Inc. ............    501,584
      8,300    Dominion Resources, Inc. ....................    620,757
     11,100    Entergy Corp. ...............................    785,325
      2,700    FirstEnergy Corp. ...........................    146,367
      8,400    Pinnacle West Capital Corp. .................    335,244
     17,000    Wisconsin Energy Corp. ......................    685,100
                                                             ----------
                                                              3,074,377
                                                             ----------

Total Investments - 96.4%
(Cost $69,895,880)                                           79,402,728
Other Assets &                                                2,988,929
                                                            -----------
Liabilities, Net - 3.6%

NET ASSETS - 100.0%                                         $82,391,656
                                                            ===========

----------
  +  Non-income producing security.

                       See Notes to Financial Statements.
                                       53

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
2010 AGGRESSIVE FUND                                               June 30, 2006
STATEMENT OF INVESTMENTS                                             (Unaudited)

    Shares                                               Value
--------------                                          -------
INVESTMENTS IN UNDERLYING FUNDS -
  100.2%

    269        Wilshire Variable Insurance Trust
               Equity Fund* ..........................  $ 6,220
    216        Wilshire Variable Insurance Trust
               Income Fund* ..........................    2,656
    178        Wilshire Variable Insurance Trust
               International Equity Fund* ............    2,537
    279        Wilshire Variable Insurance Trust
               Short-Term Investment Fund* ...........    2,962
     94        Wilshire Variable Insurance Trust Small
               Cap Growth Fund* ......................    1,269
                                                        -------
Total Investments in Underlying Funds (Cost
$15,849)                                                 15,644

Other Assets & Liabilities, Net - (0.2)%                    (25)
                                                        -------
NET ASSETS - 100.0%                                     $15,619
                                                        =======

----------
  *  Affiliated fund.

                       See Notes to Financial Statements.
                                       54

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
2010 MODERATE FUND                                                 June 30, 2006
STATEMENT OF INVESTMENTS                                             (Unaudited)

    Shares                                               Value
--------------                                          ------
INVESTMENTS IN UNDERLYING FUNDS -
  100.2%

     42        Wilshire Variable Insurance Trust
               Equity Fund* ..........................   $ 960
     69        Wilshire Variable Insurance Trust
               Income Fund* ..........................     845
     27        Wilshire Variable Insurance Trust
               International Equity Fund* ............     388
    134        Wilshire Variable Insurance Trust
               Short-Term Investment Fund* ...........   1,423
     17        Wilshire Variable Insurance Trust Small
               Cap Growth Fund* ......................     231
                                                        ------
Total Investments in Underlying Funds (Cost
$3,867)                                                  3,847

Other Assets & Liabilities, Net - (0.2)%                    (6)
                                                        ------
NET ASSETS - 100.0%                                     $3,841
                                                        ======

----------
  *  Affiliated fund.

                       See Notes to Financial Statements.
                                       55

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
2010 CONSERVATIVE FUND                                             June 30, 2006
STATEMENT OF INVESTMENTS                                             (Unaudited)

    Shares                                               Value
--------------                                          -------
INVESTMENTS IN UNDERLYING FUNDS -
  100.1%

    176        Wilshire Variable Insurance Trust
               Equity Fund* ..........................  $ 4,077
    963        Wilshire Variable Insurance Trust
               Income Fund* ..........................   11,853
    172        Wilshire Variable Insurance Trust
               International Equity Fund* ............    2,445
  1,399        Wilshire Variable Insurance Trust
               Short-Term Investment Fund* ...........   14,841
     51        Wilshire Variable Insurance Trust Small
               Cap Growth Fund* ......................      680
                                                        -------
Total Investments in Underlying Funds (Cost
$33,934)                                                 33,896

Other Assets & Liabilities, Net - (0.1)%                    (48)
                                                        -------
NET ASSETS - 100.0%                                     $33,848
                                                        =======

----------
  *  Affiliated fund.

                       See Notes to Financial Statements.
                                       56

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
2015 MODERATE FUND                                                 June 30, 2006
STATEMENT OF INVESTMENTS                                             (Unaudited)

    Shares                                               Value
--------------                                          -------
INVESTMENTS IN UNDERLYING FUNDS -
  100.1%

    220        Wilshire Variable Insurance Trust
               Equity Fund* ..........................  $ 5,071
    284        Wilshire Variable Insurance Trust
               Income Fund* ..........................    3,501
    125        Wilshire Variable Insurance Trust
               International Equity Fund* ............    1,780
    403        Wilshire Variable Insurance Trust
               Short-Term Investment Fund* ...........    4,280
     96        Wilshire Variable Insurance Trust Small
               Cap Growth Fund* ......................    1,285
                                                        -------
Total Investments in Underlying Funds (Cost
$16,010)                                                 15,917

Other Assets & Liabilities, Net - (0.1)%                    (17)
                                                        -------
NET ASSETS - 100.0%                                     $15,900
                                                        =======

----------
  *  Affiliated fund.

                       See Notes to Financial Statements.
                                       57

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
2025 MODERATE FUND                                                 June 30, 2006
STATEMENT OF INVESTMENTS                                             (Unaudited)

    Shares                                               Value
--------------                                          -------
INVESTMENTS IN UNDERLYING FUNDS -
  100.0%

  1,020        Wilshire Variable Insurance Trust
               Equity Fund* ..........................  $23,550
    911        Wilshire Variable Insurance Trust
               Income Fund* ..........................   11,215
    443        Wilshire Variable Insurance Trust
               International Equity Fund* ............    6,298
    951        Wilshire Variable Insurance Trust
               Short-Term Investment Fund* ...........   10,093
    384        Wilshire Variable Insurance Trust Small
               Cap Growth Fund* ......................    5,160
                                                        -------
Total Investments in Underlying Funds (Cost
$56,022)                                                 56,316

Other Assets & Liabilities, Net - 0.0%#                     (16)
                                                        -------
NET ASSETS - 100.0%                                     $56,300
                                                        =======

----------
  *  Affiliated fund.
  #  Amount represents less than 0.1% of net assets.

                       See Notes to Financial Statements.
                                       58

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
2035 MODERATE FUND                                                 June 30, 2006
STATEMENT OF INVESTMENTS                                             (Unaudited)

    Shares                                               Value
--------------                                          -------
INVESTMENTS IN UNDERLYING FUNDS -
  100.0%

    271        Wilshire Variable Insurance Trust
               Equity Fund* ..........................  $ 6,260
     90        Wilshire Variable Insurance Trust
               Income Fund* ..........................    1,103
     94        Wilshire Variable Insurance Trust
               International Equity Fund* ............    1,336
     83        Wilshire Variable Insurance Trust
               Short-Term Investment Fund* ...........      886
    106        Wilshire Variable Insurance Trust Small
               Cap Growth Fund* ......................    1,429
                                                        -------
Total Investments in Underlying Funds (Cost
$11,145)                                                 11,014

Other Assets & Liabilities, Net - 0.0%#                      (4)
                                                        -------
NET ASSETS - 100.0%                                     $11,010
                                                        =======

----------
  *  Affiliated fund.
  #  Amount represents less than 0.1% of net assets.

                       See Notes to Financial Statements.
                                       59

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
2045 MODERATE FUND                                                 June 30, 2006
STATEMENT OF INVESTMENTS                                             (Unaudited)

    Shares                                               Value
--------------                                          -------
INVESTMENTS IN UNDERLYING FUNDS -
  100.1%

    210        Wilshire Variable Insurance Trust
               Equity Fund* ..........................  $ 4,847
     11        Wilshire Variable Insurance Trust
               Income Fund* ..........................      139
     74        Wilshire Variable Insurance Trust
               International Equity Fund* ............    1,056
     68        Wilshire Variable Insurance Trust Small
               Cap Growth Fund* ......................      914
                                                        -------
Total Investments in Underlying Funds (Cost
$6,970)                                                   6,956

Other Assets & Liabilities, Net - (0.1)%                     (6)
                                                        -------
NET ASSETS - 100.0%                                     $ 6,950
                                                        =======

----------
  *  Affiliated fund.

                       See Notes to Financial Statements.
                                       60

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
STATEMENTS OF ASSETS AND LIABILITIES

                                                       June 30, 2006 (Unaudited)

                                         EQUITY          BALANCED          INCOME
                                          FUND             FUND             FUND
                                     --------------   --------------   --------------
ASSETS:
Investments, at cost (Note 1) ......  $ 434,193,555    $ 226,478,059    $ 154,457,953
Foreign currency, at cost ..........              -                -          760,577
                                      =============    =============    =============
Investments, at value (Note 1),^
 See accompanying schedules ........  $ 487,418,586    $ 249,670,132    $ 152,388,034
Cash ...............................      6,670,510                -          668,313
Foreign currency, at value .........                                          731,561
Unrealized appreciation on
 forward contracts .................              -                -            2,545
Receivable for Fund shares sold.....              -                -                -
Due from Advisor (Note 2) ..........              -            3,458                -
Receivable for investment
 securities sold ...................      8,288,569          332,794        1,594,434
Maturities receivable ..............              -                -            3,740
Dividends and interest
 receivable ........................        690,325                -        1,070,898
Prepaid expenses and other
 assets ............................          5,340            2,716            2,145
                                      -------------    -------------    -------------
 Total Assets ......................    503,073,330      250,009,100      156,461,670
                                      -------------    -------------    -------------
LIABILITIES:
Payable for Fund shares
 redeemed ..........................        654,147          332,794           56,131
Payable for investment securities
 purchased .........................      7,992,489                -       31,541,241
Investment advisory fees payable
 (Note 2) ..........................        212,908                -           50,734
Distribution fees payable
 (Note 3) ..........................         98,251                -           25,709
Custody fees payable ...............              -              598                -
Accrued expenses and other
 payables ..........................        124,753           31,393           39,453
                                      -------------    -------------    -------------
 Total Liabilities .................      9,082,548          364,785       31,713,268
                                      -------------    -------------    -------------
NET ASSETS .........................  $ 493,990,782    $ 249,644,315    $ 124,748,402
                                      =============    =============    =============
NET ASSETS consist of:
Undistributed net investment
 income/(loss) .....................  $   3,176,003    $   1,498,480    $   7,771,530
Accumulated net realized
 gain/(loss) on investments and
 foreign currency transactions .....    (48,581,820)     (11,326,138)        (858,581)
Net unrealized appreciation/
 (depreciation) of investments
 and other assets and liabilities
 denominated in foreign
 currencies ........................     53,225,031       23,192,073       (2,095,942)
Paid-in capital ....................    486,171,568      236,279,900      119,931,395
                                      -------------    -------------    -------------
NET ASSETS .........................  $ 493,990,782    $ 249,644,315    $ 124,748,402
                                      =============    =============    =============
SHARES OUTSTANDING:
(Unlimited shares authorized, per
 fund) .............................     21,383,328       13,109,522       10,137,238
                                      =============    =============    =============
NET ASSET VALUE:
(Offering and redemption price
 per share) ........................  $       23.10    $       19.04    $       12.31
                                      =============    =============    =============

                                      SHORT-TERM      SMALL CAP     INTERNATIONAL     SOCIALLY
                                      INVESTMENT        GROWTH          EQUITY      RESPONSIBLE
                                         FUND            FUND            FUND           FUND
                                     ------------   ------------    -------------   ------------
ASSETS:
Investments, at cost (Note 1) ......  $ 1,903,894   $ 50,767,594     $ 39,676,901   $ 69,895,880
Foreign currency, at cost ..........            -              -          743,845              -
                                      ===========   ============     ============   ============
Investments, at value (Note 1),^
 See accompanying schedules ........  $ 1,902,419   $ 52,491,150     $ 43,496,991   $ 79,402,728
Cash ...............................    1,331,878      4,394,627          364,321      3,031,916
Foreign currency, at value .........                                      753,111
Unrealized appreciation on
 forward contracts .................            -              -                -              -
Receivable for Fund shares sold.....       37,094              -                -              -
Due from Advisor (Note 2) ..........        3,822              -                -              -
Receivable for investment
 securities sold ...................            -     22,896,074                -              -
Maturities receivable ..............            -              -                -              -
Dividends and interest
 receivable ........................       15,481          7,103          254,338         98,239
Prepaid expenses and other
 assets ............................          100            591              639          1,054
                                      -----------   ------------     ------------   ------------
 Total Assets ......................    3,290,794     79,789,545       44,869,400     82,533,937
                                      -----------   ------------     ------------   ------------
LIABILITIES:
Payable for Fund shares
 redeemed ..........................            -         41,583           34,678         68,618
Payable for investment securities
 purchased .........................            -     26,284,844                -              -
Investment advisory fees payable
 (Note 2) ..........................            -         48,743           32,228         36,627
Distribution fees payable
 (Note 3) ..........................          651         10,798            8,910         16,791
Custody fees payable ...............          420         18,878                -              -
Accrued expenses and other
 payables ..........................        6,091         19,521                -         20,245
                                      -----------   ------------     ------------   ------------
 Total Liabilities .................        7,162     26,424,367           75,816        142,281
                                      -----------   ------------     ------------   ------------
NET ASSETS .........................  $ 3,283,632   $ 53,365,178     $ 44,793,584   $ 82,391,656
                                      ===========   ============     ============   ============
NET ASSETS consist of:
Undistributed net investment
 income/(loss) .....................  $   168,670   $   (368,748)    $    658,258    $ 1,539,134
Accumulated net realized
 gain/(loss) on investments and
 foreign currency transactions .....       (1,817)   (10,807,882)      (4,317,217)    10,096,980
Net unrealized appreciation/
 (depreciation) of investments
 and other assets and liabilities
 denominated in foreign
 currencies ........................       (1,475)     1,723,556        3,852,162      9,506,848
Paid-in capital ....................    3,118,254     62,818,252       44,600,381     61,248,694
                                      -----------   ------------     ------------   ------------
NET ASSETS .........................  $ 3,283,632   $ 53,365,178     $ 44,793,584   $ 82,391,656
                                      ===========   ============     ============   ============
SHARES OUTSTANDING:
(Unlimited shares authorized, per
 fund) .............................      309,471      3,974,182        3,148,967      4,766,574
                                      ===========   ============     ============   ============
NET ASSET VALUE:
(Offering and redemption price
 per share) ........................  $     10.61   $      13.43     $      14.22   $      17.29
                                      ===========   ============     ============   ============

^ For Balanced Fund represents value of investments in affiliated funds.

                       See Notes to Financial Statements.
                                       61

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
STATEMENTS OF ASSETS AND LIABILITIES

                                                       June 30, 2006 (Unaudited)

                                          2010           2010          2010
                                       AGGRESSIVE      MODERATE    CONSERVATIVE
                                          FUND           FUND          FUND
                                     -------------- ------------- --------------
ASSETS:

Investments, at cost (Note 1) ......    $ 15,849       $ 3,867       $ 33,934
                                        ========       =======       ========
Investments, at value (Note 1),^
 See accompanying schedules ........    $ 15,644       $ 3,847       $ 33,896
Receivable for Fund shares sold.....           -             -              -
Due from Advisor (Note 2) ..........       9,313         9,170          9,257
Dividends and interest
 receivable ........................           -             -              1
                                        --------       -------       --------
 Total Assets ......................      24,957        13,017         43,154
                                        --------       -------       --------
LIABILITIES:
Payable for Fund shares
 redeemed ..........................          16             4             33
Payable for investment securities
 purchased .........................           -             -              -
Custody fees payable ...............       1,333         1,183          1,284
Accrued expenses and other
 payables ..........................       7,989         7,989          7,989
                                        --------       -------       --------
 Total Liabilities .................       9,338         9,176          9,306
                                        --------       -------       --------
NET ASSETS .........................    $ 15,619       $ 3,841       $ 33,848
                                        ========       =======       ========
NET ASSETS consist of:
Undistributed net investment
 loss ..............................    $     (9)     $     (2)      $    (15)
Net unrealized appreciation/
 (depreciation) of investments .....        (205)          (20)           (38)
Paid-in capital ....................      15,833         3,863         33,901
                                        --------      --------       --------
NET ASSETS .........................    $ 15,619       $ 3,841       $ 33,848
                                        ========      ========       ========
SHARES OUTSTANDING:
(Unlimited shares authorized, per
 fund) .............................       1,602           390          3,400
                                        ========      ========       ========
NET ASSET VALUE:
(Offering and redemption price
 per share) ........................    $   9.75       $  9.85       $   9.96
                                        ========      ========       ========

                                          2015          2025          2035           2045
                                        MODERATE      MODERATE      MODERATE       MODERATE
                                          FUND          FUND          FUND           FUND
                                     -------------- ------------ -------------- -------------
ASSETS:
Investments, at cost (Note 1) ......    $ 16,010      $ 56,022       $ 11,145      $ 6,970
                                        ========      ========       ========      =======
Investments, at value (Note 1),^
 See accompanying schedules ........    $ 15,917      $ 56,316       $ 11,014      $ 6,956
Receivable for Fund shares sold.....           -         1,945          3,592            -
Due from Advisor (Note 2) ..........       9,216         9,305          9,168        9,130
Dividends and interest
 receivable ........................           -             1              1            1
                                        --------      --------       --------      -------
 Total Assets ......................      25,133        67,567         23,775       16,087
                                        --------      --------       --------      -------
LIABILITIES:
Payable for Fund shares
 redeemed ..........................          11             -              -            5
Payable for investment securities
 purchased .........................           -         1,945          3,592            -
Custody fees payable ...............       1,233         1,333          1,184        1,143
Accrued expenses and other
 payables ..........................       7,989         7,989          7,989        7,989
                                        --------      --------       --------      -------
 Total Liabilities .................       9,233        11,267         12,765        9,137
                                        --------      --------       --------      -------
NET ASSETS .........................    $ 15,900      $ 56,300       $ 11,010      $ 6,950
                                        ========      ========       ========      =======
NET ASSETS consist of:
Undistributed net investment
 loss ..............................    $     (5)     $    (16)      $     (4)    $     (1)
Net unrealized appreciation/
 (depreciation) of investments .....         (93)          294           (131)         (14)
Paid-in capital ....................      15,998        56,022         11,145        6,965
                                        --------      --------       --------     --------
NET ASSETS .........................    $ 15,900      $ 56,300       $ 11,010      $ 6,950
                                        ========      ========       ========     ========
SHARES OUTSTANDING:
(Unlimited shares authorized, per
 fund) .............................       1,621         5,769          1,139          727
                                        ========      ========       ========     ========
NET ASSET VALUE:
(Offering and redemption price
 per share) ........................    $   9.81      $   9.76       $   9.67      $  9.56
                                        ========      ========       ========     ========

^ Represents value of investments in affiliated funds.

                       See Notes to Financial Statements.
                                       62

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
STATEMENTS OF OPERATIONS

                              For the Six Months Ended June 30, 2006 (Unaudited)

                                          EQUITY          BALANCED         INCOME
                                           FUND             FUND            FUND
                                      --------------   -------------   -------------
INVESTMENT INCOME:
Dividends ...........................   $  5,203,598     $         -    $     11,316
Interest ............................         81,412               -       3,215,160
Foreign taxes withheld ..............        (61,513)              -              23
                                        ------------     -----------    ------------
 Total income .......................      5,223,497               -       3,226,499
                                        ------------     -----------    ------------
EXPENSES:
Investment advisory fees (Note 2) ...      1,389,150               -         346,045
Administration and Accounting
 fees ...............................        196,225           5,605          78,606
Transfer agent fees .................         19,403           7,560           7,560
Legal and Audit fees ................         62,532          32,268          15,455
Printing fees .......................         49,346          15,689           4,364
Custodian fees ......................         23,518           6,299          25,982
Trustees' fees and expenses
 (Note 2) ...........................         26,231          13,326           6,552
Distribution fees (Note 2) ..........        631,432               -         157,293
Other ...............................         20,858           7,809           4,971
                                        ------------     -----------    ------------
 Subtotal ...........................      2,418,695          88,556         646,828
Fees waived and reimbursed by
 investment adviser (Note 2) ........       (114,719)        (15,417)        (24,456)
                                        ------------     -----------    ------------
 Total net expenses .................      2,303,976          73,139         622,372
                                        ------------     -----------    ------------
Net Investment Income/(Loss) ........      2,919,521         (73,139)      2,604,127
                                        ------------     -----------    ------------
NET REALIZED AND
 UNREALIZED GAIN/(LOSS) ON
 INVESTMENTS AND FOREIGN
 CURRENCY TRANSACTIONS
 (Notes 1 and 4)
Net realized gain/(loss) from:
 Investments ........................     14,715,573         890,782        (891,872)
 Forward foreign currency
  exchange contracts and
  foreign currency
  transactions ......................              -               -          85,429
Net change in unrealized
 appreciation/(depreciation) of:.....
 Investments ........................       (347,567)      3,732,103      (2,764,900)
 Forward foreign currency
  exchange contracts and
  other assets and liabilities
  denominated in foreign
  currencies ........................              -               -         (32,587)
                                        ------------     -----------    ------------
Net realized and unrealized
 gain/(loss) on investments and
 foreign currencies .................     14,368,006       4,622,885      (3,603,930)
                                        ------------     -----------    ------------
NET INCREASE/(DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS .........................   $ 17,287,527     $ 4,549,746    $   (999,803)
                                        ============     ===========    ============

                                        SHORT-TERM      SMALL CAP     INTERNATIONAL      SOCIALLY
                                        INVESTMENT        GROWTH          EQUITY       RESPONSIBLE
                                           FUND            FUND            FUND            FUND
                                      -------------- --------------- --------------- ---------------
INVESTMENT INCOME:
Dividends ...........................   $      -      $     40,758    $    845,222    $    922,480
Interest ............................     75,459            32,999           3,475          49,101
Foreign taxes withheld ..............          -               (94)        (86,242)         (1,720)
                                        --------      ------------    ------------    ------------
 Total income .......................     75,459            73,663         762,455         969,861
                                        --------      ------------    ------------    ------------
EXPENSES:
Investment advisory fees (Note 2) ...      4,692           317,949         220,818         347,987
Administration and Accounting

 fees ...............................      2,576            24,934          33,968          33,150
Transfer agent fees .................      7,560             7,560           7,560           7,560
Legal and Audit fees ................      1,268             6,972           5,648          10,183
Printing fees .......................        384             4,183           3,237           6,221
Custodian fees ......................      2,494            18,519          59,841           4,054
Trustees' fees and expenses
 (Note 2) ...........................        182             2,830           2,241           4,207
Distribution fees (Note 2) ..........      4,265            69,119          55,205         102,349
Other ...............................        487             2,318           2,100           3,540
                                        --------      ------------    ------------    ------------
 Subtotal ...........................     23,908           454,384         390,618         519,251
Fees waived and reimbursed by
 investment adviser (Note 2) ........    (21,231)          (11,973)        (17,823)        (80,074)
                                        --------      ------------    ------------    ------------
 Total net expenses .................      2,677           442,411         372,795         439,177
                                        --------      ------------    ------------    ------------
Net Investment Income/(Loss) ........     72,782          (368,748)        389,660         530,684
                                        --------      ------------    ------------    ------------
NET REALIZED AND
 UNREALIZED GAIN/(LOSS) ON
 INVESTMENTS AND FOREIGN
 CURRENCY TRANSACTIONS
 (Notes 1 and 4)
Net realized gain/(loss) from:
 Investments ........................         (1)        7,138,982       4,510,901       6,476,859
 Forward foreign currency
  exchange contracts and
  foreign currency
  transactions ......................          -                 -          49,480               -
Net change in unrealized
 appreciation/(depreciation) of:.....
 Investments ........................       (917)       (4,062,370)     (1,449,033)     (1,776,902)
 Forward foreign currency
  exchange contracts and
  other assets and liabilities
  denominated in foreign
  currencies ........................          -                 -          36,372               -
                                        --------      ------------    ------------    ------------
Net realized and unrealized
 gain/(loss) on investments and
 foreign currencies .................       (918)        3,076,612       3,147,720       4,699,957
                                        --------      ------------    ------------    ------------
NET INCREASE/(DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS .........................   $ 71,864      $  2,707,864    $  3,537,380    $  5,230,641
                                        ========      ============    ============    ============

                       See Notes to Financial Statements.
                                       63

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
STATEMENTS OF OPERATIONS

                                  For the Period Ended June 30, 2006 (Unaudited)

                                          2010          2010          2010
                                       AGGRESSIVE     MODERATE    CONSERVATIVE
                                          FUND          FUND          FUND
                                      ------------ ------------- --------------
INVESTMENT INCOME:
Interest ............................         -             -              1
                                        -------      --------      ---------
 Total income .......................         -             -              1
                                        -------      --------      ---------
EXPENSES:
Investment advisory fees
(Note 2) ............................         7             2             11
Administration and Accounting
 fees (Note 2) ......................     3,280         3,280          3,280
Transfer agent fees (Note 2) ........     1,230         1,230          1,230
Legal and Audit fees ................     6,438         6,438          6,438
Printing fees .......................       246           246            246
Custodian fees ......................     1,334         1,184          1,285
Trustees' fees and expenses
 (Note 2) ...........................        37            37             37
Other ...............................        37            37             37
                                        -------      --------      ---------
 Subtotal ...........................    12,609        12,454         12,564
Fees waived and reimbursed by
 investment adviser (Note 2) ........    (9,320)       (9,172)        (9,268)
Fees waived by Fund's
 administrator (Note 2) .............    (3,280)       (3,280)        (3,280)
                                        -------      --------      ---------
 Total net expenses .................         9             2             16
                                        -------      --------      ---------
Net Investment Loss .................        (9)           (2)           (15)
                                        -------      --------      ---------
NET UNREALIZED GAIN/(LOSS)
 ON INVESTMENTS (Notes 1 and 4)
Net change in unrealized
 appreciation/(depreciation) of:.....
 Investments ........................      (205)          (20)           (38)
                                        -------      --------      ---------
Net unrealized gain/(loss) on
 investments ........................      (205)          (20)           (38)
                                        -------      --------      ---------
NET INCREASE/(DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS .........................   $  (214)     $    (22)     $     (53)
                                        =======      ========      =========

                                           2015         2025         2035          2045
                                         MODERATE     MODERATE     MODERATE      MODERATE
                                           FUND         FUND         FUND          FUND
                                      ------------- ----------- ------------- -------------
INVESTMENT INCOME:
Interest ............................          -             1          1              1
                                          ------        ------     ------         ------
 Total income .......................          -             1          1              1
                                          ------        ------     ------         ------
EXPENSES:
Investment advisory fees (Note
 2) .................................          4            12          3              2
Administration and Accounting
 fees (Note 2) ......................      3,280         3,280      3,280          3,280
Transfer agent fees (Note 2) ........      1,230         1,230      1,230          1,230
Legal and Audit fees ................      6,438         6,438      6,438          6,438
Printing fees .......................        246           246        246            246
Custodian fees ......................      1,233         1,334      1,185          1,144
Trustees' fees and expenses
 (Note 2) ...........................         37            37         37             37
Other ...............................         37            37         37             37
                                          ------        ------     ------         ------
 Subtotal ...........................     12,505        12,614     12,456         12,414
Fees waived and reimbursed by
 investment adviser (Note 2) ........     (9,220)       (9,317)    (9,171)        (9,132)
Fees waived by Fund's
 administrator (Note 2) .............     (3,280)       (3,280)    (3,280)        (3,280)
                                          ------        ------     ------         ------
 Total net expenses .................          5            17          5              2
                                          ------        ------     ------         ------
Net Investment Loss .................         (5)          (16)        (4)            (1)
                                          ------        ------     ------         ------
NET UNREALIZED GAIN/(LOSS)
 ON INVESTMENTS (Notes 1
 and 4)
Net change in unrealized
 appreciation/(depreciation) of:.....
 Investments ........................        (93)          294       (131)           (14)
                                          ------        ------     ------         ------
Net unrealized gain/(loss) on
 investments ........................        (93)          294       (131)           (14)
                                          ------        ------     ------         ------
NET INCREASE/(DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS .........................     $  (98)       $  278     $ (135)        $  (15)
                                          ======        ======     ======         ======

                       See Notes to Financial Statements.
                                       64

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
STATEMENTS OF CHANGES IN NET ASSETS

                              For the Six Months Ended June 30, 2006 (Unaudited)

                                             EQUITY           BALANCED           INCOME
                                              FUND              FUND              FUND
                                       ----------------- ----------------- -----------------
Operations:
Net investment income/(loss) .........  $   2,919,521     $     (73,139)    $   2,604,127
Net realized gain/(loss) on
 investments, forward foreign
 currency exchange contracts
 and foreign currency
 transactions ........................     14,715,573           890,782          (806,443)
Net change in unrealized
 appreciation/(depreciation) of
 investments, forward foreign
 currency exchange contracts
 and other assets and liabilities
 denominated in foreign
 currencies ..........................       (347,567)        3,732,103        (2,797,487)
                                        -------------     -------------     -------------
Net increase/(decrease) in net
 assets resulting from
 operations ..........................     17,287,527         4,549,746          (999,803)

Capital Stock Transactions:
 (Dollars)
 Shares sold .........................        960,438         1,013,097         2,068,513
 Shares redeemed .....................    (29,756,300)      (12,737,512)       (3,700,443)
                                        -------------     -------------     -------------
Net decrease in net assets from
 capital stock transactions ..........    (28,795,862)      (11,724,415)       (1,631,930)
                                        -------------     -------------     -------------
Net increase/(decrease) in net
 assets ..............................    (11,508,335)       (7,174,669)       (2,631,733)
                                        -------------     -------------     -------------
NET ASSETS:
Beginning of period ..................  $ 505,499,117     $ 256,818,984     $ 127,380,135
                                        -------------     -------------     -------------
End of period ........................  $ 493,990,782     $ 249,644,315     $ 124,748,402
                                        =============     =============     =============
Undistributed net investment
 income/(loss) .......................  $   3,176,003     $   1,498,480     $   7,771,530
                                        =============     =============     =============
Capital Share Transactions:
 Shares sold .........................         41,968            53,393           167,399
 Shares redeemed .....................     (1,279,545)         (665,573)         (300,183)
                                        -------------     -------------     -------------
Net decrease in shares
 outstanding .........................     (1,237,577)         (612,180)         (132,784)
                                        =============     =============     =============

                                           SHORT-TERM        SMALL CAP      INTERNATIONAL      SOCIALLY
                                           INVESTMENT         GROWTH           EQUITY        RESPONSIBLE
                                              FUND             FUND             FUND             FUND
                                       ----------------- ---------------- ---------------- ---------------
Operations:
Net investment income/(loss) .........   $    72,782      $   (368,748)    $    389,660     $    530,684
Net realized gain/(loss) on
 investments, forward foreign
 currency exchange contracts
 and foreign currency
 transactions ........................            (1)        7,138,982        4,560,381        6,476,859
Net change in unrealized
 appreciation/(depreciation) of
 investments, forward foreign
 currency exchange contracts
 and other assets and liabilities
 denominated in foreign
 currencies ..........................         (917)        (4,062,370)      (1,412,661)      (1,776,902)
                                         -----------      ------------     ------------     ------------
Net increase/(decrease) in net
 assets resulting from
 operations ..........................        71,864         2,707,864        3,537,380        5,230,641

Capital Stock Transactions:
 (Dollars)
 Shares sold .........................     1,566,159           547,516          803,646          639,217
 Shares redeemed .....................    (1,748,566)       (2,544,828)      (1,429,899)      (2,923,506)
                                         -----------      ------------     ------------     ------------
Net decrease in net assets from
 capital stock transactions ..........      (182,407)       (1,997,312)        (626,253)      (2,284,289)
                                         -----------      ------------     ------------     ------------
Net increase/(decrease) in net
 assets ..............................      (110,543)          710,552        2,911,127        2,946,352
                                         -----------      ------------     ------------     ------------
NET ASSETS:
Beginning of period ..................   $ 3,394,175      $ 52,654,626     $ 41,882,457     $ 79,445,304
                                         -----------      ------------     ------------     ------------
End of period ........................   $ 3,283,632      $ 53,365,178     $ 44,793,584     $ 82,391,656
                                         ===========      ============     ============     ============
Undistributed net investment
 income/(loss) .......................   $   168,670      $   (368,748)    $    658,258     $  1,539,134
                                         ===========      ============     ============     ============
Capital Share Transactions:
 Shares sold .........................       149,806            39,165           57,403           37,169
 Shares redeemed .....................      (166,993)         (184,960)        (101,949)        (170,816)
                                         -----------      ------------     ------------     ------------
Net decrease in shares
 outstanding .........................       (17,187)         (145,795)         (44,546)        (133,647)
                                         ===========      ============     ============     ============

                       See Notes to Financial Statements.
                                       65

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
STATEMENTS OF CHANGES IN NET ASSETS

                    For the Period May 1, 2006 through June 30, 2006 (Unaudited)

                                            2010             2010           2010
                                         AGGRESSIVE        MODERATE     CONSERVATIVE
                                            FUND             FUND           FUND
                                      ---------------- --------------- --------------
Operations:
Net investment loss .................     $    (9)         $   (2)        $   (14)
Net change in unrealized
 appreciation/(depreciation) of
 investments ........................        (205)            (20)            (38)
                                          -------          ------         -------
Net increase/(decrease) in net
 assets resulting from
 operations .........................        (214)            (22)            (52)

Capital Stock Transactions:
 (Dollars)
 Shares sold ........................      15,867           3,869          33,934
 Shares redeemed ....................         (34)             (6)            (33)
                                          -------          ------        --------
Net increase in net assets from
 capital stock transactions .........      15,833           3,863          33,901
                                          -------          ------         -------
Net increase in net assets ..........      15,619           3,841          33,849
                                          -------          ------         -------
NET ASSETS:
Beginning of period .................     $     -          $    -         $     -
                                          -------          ------         -------
End of period .......................     $15,619          $3,841         $33,849
                                          =======          ======         =======
Undistributed net investment
 loss ...............................     $    (9)         $   (2)        $   (15)
                                          =======          ======         =======
Capital Share Transactions:
 Shares sold ........................       1,605             391           3,403
 Shares redeemed ....................          (3)             (1)             (3)
                                          -------          ------         -------
Net increase in shares
 outstanding ........................       1,602             390           3,400
                                          =======          ======         =======

                                            2015           2025           2035            2045
                                          MODERATE       MODERATE       MODERATE        MODERATE
                                            FUND           FUND           FUND            FUND
                                      ---------------- ------------ ---------------- --------------
Operations:
Net investment loss .................     $    (5)       $    (16)      $    (3)        $   (1)
Net change in unrealized
 appreciation/(depreciation) of
 investments ........................         (93)            294          (131)           (14)
                                          -------        --------       -------         ------
Net increase/(decrease) in net
 assets resulting from
 operations .........................         (98)            278          (134)           (15)

Capital Stock Transactions:
 (Dollars)
 Shares sold ........................      16,015          56,022        11,148          6,972
 Shares redeemed ....................         (17)              -            (3)            (7)
                                          -------        --------       -------         ------
Net increase in net assets from
 capital stock transactions .........      15,998          56,022        11,145          6,965
                                          -------        --------       -------         ------
Net increase in net assets ..........      15,900          56,300        11,011          6,950
                                          -------        --------       -------         ------
NET ASSETS:
Beginning of period .................     $     -        $      -       $     -         $    -
                                          -------        --------       -------         ------
End of period .......................     $15,900        $ 56,300       $11,011         $6,950
                                          =======        ========       =======         ======
Undistributed net investment
 loss ...............................     $    (5)       $    (17)      $    (4)        $   (1)
                                          =======        ========       =======         ======
Capital Share Transactions:
 Shares sold ........................       1,623           5,769         1,139            728
 Shares redeemed ....................          (2)              -             -             (1)
                                          -------        --------       -------         ------
Net increase in shares
 outstanding ........................       1,621           5,769         1,139            727
                                          =======        ========       =======         ======

                       See Notes to Financial Statements.
                                       66

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
STATEMENTS OF CHANGES IN NET ASSETS

                                            For the Year Ended December 31, 2005

                                             EQUITY           BALANCED           INCOME
                                              FUND              FUND              FUND
                                       ----------------- ----------------- -----------------
Operations:
Net investment income/(loss) .........  $   5,882,817     $   1,571,619     $   4,675,635
Net realized gain/(loss) on
 investments, forward foreign
 currency exchange contracts
 and foreign currency
 transactions ........................     36,916,820           353,109           (89,429)
Net change in unrealized
 appreciation/(depreciation) of
 investments, forward foreign
 currency exchange contracts
 and other assets and liabilities
 denominated in foreign
 currencies ..........................    (13,852,675)        8,855,370        (2,015,853)
                                        -------------     -------------     -------------
Net increase in net assets
 resulting from operations ...........     28,946,962        10,780,098         2,570,353
Distributions to Shareholders
 From:

Net investment income ................     (5,622,866)                -                 -
                                        -------------     -------------     -------------
Total distributions to

 shareholders ........................     (5,622,866)                -                 -
Capital Stock Transactions:
 (Dollars)
 Shares sold .........................      5,214,070         5,090,764         5,459,820
 Shares issued as reinvestment
  of distributions ...................      5,583,775                 -                 -
 Shares redeemed .....................    (63,650,512)      (28,539,929)       (8,207,247)
                                        -------------     -------------     -------------
Net increase/(decrease) in net
 assets from capital stock
 transactions ........................    (52,852,667)      (23,449,165)       (2,747,427)
                                        -------------     -------------     -------------
Net increase/(decrease) in net
 assets ..............................    (29,528,571)      (12,669,067)         (177,074)
                                        -------------     -------------     -------------
NET ASSETS:
Beginning of year ....................  $ 535,027,688     $ 269,488,051     $ 127,557,209
                                        -------------     -------------     -------------
End of year ..........................  $ 505,499,117     $ 256,818,984     $ 127,380,135
                                        =============     =============     =============
Undistributed net investment

 income/(loss) .......................  $     256,482     $   1,571,619     $   5,167,403
                                        =============     =============     =============
Capital Share Transactions:
 Shares sold .........................        245,311           283,938           445,363
 Shares issued as reinvestment
  of distributions ...................        248,278                 -                 -
 Shares redeemed .....................     (2,942,264)       (1,575,409)         (667,896)
                                        -------------     -------------     -------------
Net increase/(decrease) in shares
 outstanding .........................     (2,448,675)       (1,291,471)         (222,533)
                                        =============     =============     =============

                                         SHORT-TERM       SMALL CAP      INTERNATIONAL      SOCIALLY
                                         INVESTMENT        GROWTH           EQUITY         RESPONSIBLE
                                            FUND            FUND             FUND             FUND
                                       --------------  --------------   --------------   --------------
Operations:
Net investment income/(loss) ......... $    95,889      $   (490,618)    $    334,357     $  1,008,465
Net realized gain/(loss) on
 investments, forward foreign
 currency exchange contracts
 and foreign currency
 transactions ........................      (1,230)        4,439,966        2,556,302        5,080,749
Net change in unrealized
 appreciation/(depreciation) of
 investments, forward foreign
 currency exchange contracts
 and other assets and liabilities
 denominated in foreign
 currencies ..........................       1,006        (2,228,190)       1,029,635       (2,191,740)
                                       -----------      ------------     ------------     ------------
Net increase in net assets
 resulting from operations ...........      95,665         1,721,158        3,920,294        3,897,474
Distributions to Shareholders
 From:

Net investment income ................      (8,531)                -          (16,849)          (2,066)
                                       -----------      ------------     ------------     ------------
Total distributions to

 shareholders ........................      (8,531)                -          (16,849)          (2,066)
Capital Stock Transactions:
 (Dollars)
 Shares sold .........................   6,184,543         4,445,532        5,667,851        3,548,630
 Shares issued as reinvestment
  of distributions ...................       8,531                 -           16,849            2,066
 Shares redeemed .....................  (6,067,801)       (9,798,125)      (6,981,689)      (8,336,750)
                                       -----------      ------------     ------------     ------------
Net increase/(decrease) in net
 assets from capital stock
 transactions ........................     125,273        (5,352,593)      (1,296,989)      (4,786,054)
                                       -----------      ------------     ------------     ------------
Net increase/(decrease) in net
 assets ..............................     212,407        (3,631,435)       2,606,456         (890,646)
                                       -----------      ------------     ------------     ------------
NET ASSETS:
Beginning of year .................... $ 3,181,768      $ 56,286,061     $ 39,276,001     $ 80,335,950
                                       -----------      ------------     ------------     ------------
End of year .......................... $ 3,394,175      $ 52,654,626     $ 41,882,457     $ 79,445,304
                                       ===========      ============     ============     ============
Undistributed net investment

 income/(loss) ....................... $    95,888      $          -     $    268,598     $  1,008,450
                                       ===========      ============     ============     ============
Capital Share Transactions:
 Shares sold .........................     604,963           372,829          469,302          231,865
 Shares issued as reinvestment
  of distributions ...................         825                 -            1,289              127
 Shares redeemed .....................    (593,722)         (818,425)        (575,616)        (541,925)
                                       -----------      ------------     ------------     ------------
Net increase/(decrease) in shares
 outstanding .........................      12,066          (445,596)        (105,025)        (309,933)
                                       ===========      ============     ============     ============

                       See Notes to Financial Statements.
                                       67

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
EQUITY FUND
FINANCIAL HIGHLIGHTS

For a Fund Share Outstanding Throughout Each Period.

                                                        Six Month
                                                       Period Ended
                                                      June 30, 2006
                                                       (Unaudited)
                                                     ----------------
Net asset value, beginning of period ...............    $  22.35
                                                        --------
Income/(loss) from investment operations:

Net investment income* .............................        0.14
Net realized and unrealized gain/(loss) on
 investments .......................................        0.62
                                                        --------
Total from investment operations ...................        0.76
                                                        --------
Less distributions:
Dividends from net investment income ...............           -
                                                        --------
Total distributions ................................           -
                                                        --------
Net asset value, end of period .....................    $  23.10
                                                        ========
Total return1,2 ....................................        3.36%
                                                        ========
Ratios to average net assets/supplemental data:

Net assets, end of period (in 000's) ...............    $493,991
Operating expenses including
 reimbursement/waiver and excluding earnings
 credits ...........................................        0.91%**
Operating expenses excluding
 reimbursement/waiver and earnings credits .........        0.96%**
Net investment income including
 reimbursement/waiver and excluding earnings
 credits ...........................................        1.16%**
Net investment income excluding
 reimbursement/waiver and earnings credits .........        1.11%**
Portfolio turnover rate ............................          20%***

                                                                         Year Ended December 31,
                                                     ----------------------------------------------------------------
                                                         2005         2004         2003         2002         2001
                                                     ------------ ------------ ------------ ------------ ------------
Net asset value, beginning of period ...............   $  21.34     $  19.63     $  15.56     $  19.57     $  20.65
                                                       --------     --------     --------     --------     --------
Income/(loss) from investment operations:

Net investment income* .............................       0.25         0.26         0.21         0.21         0.21
Net realized and unrealized gain/(loss) on
 investments .......................................       1.01         1.73         4.08        (4.01)       (1.08)
                                                       --------     --------     --------     --------     --------
Total from investment operations ...................       1.26         1.99         4.29        (3.80)       (0.87)
                                                       --------     --------     --------     --------     --------
Less distributions:
Dividends from net investment income ...............      (0.25)       (0.28)       (0.22)       (0.21)       (0.21)
                                                       --------     --------     --------     --------     --------
Total distributions ................................      (0.25)       (0.28)       (0.22)       (0.21)       (0.21)
                                                       --------     --------     --------     --------     --------
Net asset value, end of period .....................   $  22.35     $  21.34     $  19.63     $  15.56     $  19.57
                                                       ========     ========     ========     ========     ========
Total return1,2 ....................................       5.90%       10.15%       27.57%      (19.43)%      (4.21)%
                                                       ========     ========     ========     ========     ========
Ratios to average net assets/supplemental data:

Net assets, end of period (in 000's) ...............   $505,499     $535,028     $531,511     $449,559     $600,016
Operating expenses including
 reimbursement/waiver and excluding earnings
 credits ...........................................       0.86%        0.87%        0.87%        0.82%        0.82%
Operating expenses excluding
 reimbursement/waiver and earnings credits .........       0.93%        0.91%        0.91%        0.86%        0.87%
Net investment income including
 reimbursement/waiver and excluding earnings
 credits ...........................................       1.15%        1.30%        1.17%        1.13%        1.04%
Net investment income excluding
 reimbursement/waiver and earnings credits .........       1.08%        1.26%        1.13%        1.09%        0.99%
Portfolio turnover rate ............................         44%          35%          43%          36%          38%

----------
  1  Total return represents the total return for the period indicated.
  2  If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related policies. The inclusion of these charges would reduce the total return figures for all years shown.
  *  The selected per share data was calculated using the average shares outstanding method for the period.
 **  Annualized.
***  Non-annualized.

                       See Notes to Financial Statements.
                                       68

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
BALANCED FUND
FINANCIAL HIGHLIGHTS - (CONTINUED)

For a Fund Share Outstanding Throughout Each Period.

                                                          Six Month
                                                        Period Ended
                                                       June 30, 2006
                                                        (Unaudited)
                                                     -----------------
Net asset value, beginning of period ...............    $    18.72
                                                        ----------
Income/(loss) from investment operations:

Net investment income/(loss)* ......................         (0.01)
Net realized and unrealized gain/(loss) on
 investments .......................................          0.33
                                                        ----------
Total from investment operations ...................          0.32
                                                        ----------
Less distributions:
Dividends from net investment income ...............             -
                                                        ----------
Total distributions ................................             -
                                                        ----------
Net asset value, end of period .....................    $    19.04
                                                        ==========
Total return1,2 ....................................          1.71%
                                                        ==========
Ratios to average net assets/supplemental data:

Net assets, end of period (in 000's) ...............    $  249,644
Operating expenses including
 reimbursement/waiver and excluding earnings
 credits ...........................................          0.06%**
Operating expenses excluding
 reimbursement/waiver and earnings credits .........          0.07%**
Net investment income/(loss) including
 reimbursement/waiver and excluding earnings
 credits ...........................................         (0.06)%**
Net investment income/(loss) excluding
 reimbursement/waiver and earnings credits .........         (0.07)%**
Portfolio turnover rate ............................             0%***

                                                                            Year Ended December 31,
                                                     ---------------------------------------------------------------------
                                                          2005          2004          2003          2002          2001
                                                     ------------- ------------- ------------- -------------- ------------
Net asset value, beginning of period ...............   $  17.95      $  17.02      $  14.52       $  16.34     $  16.76
                                                       --------      --------      --------       --------     --------
Income/(loss) from investment operations:

Net investment income/(loss)* ......................       0.11          0.38          0.33           0.43         0.65
Net realized and unrealized gain/(loss) on
 investments .......................................       0.66          1.01          2.51          (1.79)       (0.41)
                                                       --------      --------      --------       --------     --------
Total from investment operations ...................       0.77          1.39          2.84          (1.36)        0.24
                                                       --------      --------      --------       --------     --------
Less distributions:
Dividends from net investment income ...............          -         (0.46)        (0.34)         (0.46)       (0.66)
                                                       --------      --------      --------       --------     --------
Total distributions ................................          -         (0.46)        (0.34)         (0.46)       (0.66)
                                                       --------      --------      --------       --------     --------
Net asset value, end of period .....................   $  18.72      $  17.95      $  17.02       $  14.52     $  16.34
                                                       ========      ========      ========       ========     ========
Total return1,2 ....................................       4.29%         8.18%        19.56%         (8.27)%       1.39%
                                                       ========      ========     =========       ========     ========
Ratios to average net assets/supplemental data:

Net assets, end of period (in 000's) ...............   $256,819     $ 269,488     $ 270,261      $ 240,562    $ 292,176
Operating expenses including
 reimbursement/waiver and excluding earnings
 credits ...........................................       0.06%         0.04%         0.05%         0.04%         0.05%
Operating expenses excluding
 reimbursement/waiver and earnings credits .........       0.06%         0.04%         0.05%         0.04%         0.05%
Net investment income/(loss) including
 reimbursement/waiver and excluding earnings
 credits ...........................................       0.60%         2.20%         2.14%         2.77%         3.79%
Net investment income/(loss) excluding
 reimbursement/waiver and earnings credits .........       0.60%         2.20%         2.14%         2.77%         3.79%
Portfolio turnover rate ............................          1%            6%            9%           13%           10%

----------
  1  Total return represents the total return for the period indicated.
  2  If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related policies. The inclusion of these charges would reduce the total return figures for all years shown.
  *  The selected per share data was calculated using the average shares outstanding method for the period.
 **  Annualized.
***  Non-annualized.

                       See Notes to Financial Statements.
                                       69

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
INCOME FUND
FINANCIAL HIGHLIGHTS - (CONTINUED)

For a Fund Share Outstanding Throughout Each Period.

                                                        Six Month
                                                       Period Ended
                                                      June 30, 2006
                                                       (Unaudited)
                                                     ----------------
Net asset value, beginning of period ...............    $  12.40
                                                        --------
Income/(loss) from investment operations:

Net investment income* .............................       0.25
Net realized and unrealized gain/(loss) on
 investments .......................................     (0.34)
                                                        --------
Total from investment operations ...................     (0.09)
                                                        --------
Less distributions:
Dividends from net investment income ...............           -
Distributions from capital gains ...................           -
                                                        --------
Total distributions ................................           -
                                                        --------
Net asset value, end of period .....................    $  12.31
                                                        ========
Total return1,2 ....................................       (0.73)%
                                                        ========
Ratios to average net assets/supplemental data:

Net assets, end of period (in 000's) ...............    $124,748
Operating expenses including
 reimbursement/waiver and excluding earnings
 credits ...........................................        0.99%**
Operating expenses excluding
 reimbursement/waiver and earnings credits .........        1.03%**
Net investment income including
 reimbursement/waiver and excluding earnings
 credits ...........................................        4.14%**
Net investment income excluding
 reimbursement/waiver and earnings credits .........        4.10%**
Portfolio turnover rate ............................         261%***

                                                                           Year Ended December 31,
                                                     --------------------------------------------------------------------
                                                          2005          2004          2003          2002         2001
                                                     ------------- ------------- ------------- ------------- ------------
Net asset value, beginning of period ...............   $   12.16     $   12.26      $  12.43      $  12.30     $  12.39
                                                       ---------     ---------     ---------     ---------    ---------
Income/(loss) from investment operations:

Net investment income* .............................        0.45          0.41          0.55          0.69         0.78
Net realized and unrealized gain/(loss) on
 investments .......................................       (0.21)        0.19          0.35          0.42         0.33
                                                       ---------     ---------     ---------     ---------    ---------
Total from investment operations ...................        0.24          0.60          0.90          1.11         1.11
                                                       ---------     ---------     ---------     ---------    ---------
Less distributions:
Dividends from net investment income ...............           -         (0.47)        (0.33)        (0.57)       (0.85)
Distributions from capital gains ...................           -         (0.23)        (0.74)        (0.41)       (0.35)
                                                       ---------     ---------     ---------     ---------    ---------
Total distributions ................................           -         (0.70)        (1.07)        (0.98)       (1.20)
                                                       ---------     ---------     ---------     ---------    ---------
Net asset value, end of period .....................   $   12.40      $  12.16      $  12.26      $  12.43     $  12.30
                                                       =========     =========     =========     =========    =========
Total return1,2 ....................................        1.97%         4.94%         7.25%         9.20%        8.88%
                                                       =========     =========     =========     =========    =========
Ratios to average net assets/supplemental data:

Net assets, end of period (in 000's) ...............   $ 127,380     $ 127,557     $ 125,148     $ 114,935    $ 126,045
Operating expenses including
 reimbursement/waiver and excluding earnings
 credits ...........................................        0.95%         0.91%         0.89%         0.85%        0.81%
Operating expenses excluding
 reimbursement/waiver and earnings credits .........        1.00%         0.93%         0.93%         0.90%        0.88%
Net investment income including
 reimbursement/waiver and excluding earnings
 credits ...........................................        3.64%         3.25%         4.25%         5.41%        5.96%
Net investment income excluding
 reimbursement/waiver and earnings credits .........        3.59%         3.23%         4.21%         5.36%        5.89%
Portfolio turnover rate ............................         765%          595%          482%          316%         348%

----------
  1  Total return represents the total return for the period indicated.
  2  If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related policies. The inclusion of these charges would reduce the total return figures for all years shown.
  *  The selected per share data was calculated using the average shares outstanding method for the period.
 **  Annualized.
***  Non-annualized.

                       See Notes to Financial Statements.
                                       70

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
SHORT-TERM INVESTMENT FUND
FINANCIAL HIGHLIGHTS - (CONTINUED)

For a Fund Share Outstanding Throughout Each Period.

                                                        Six Month
                                                       Period Ended
                                                      June 30, 2006
                                                       (Unaudited)
                                                     ----------------
Net asset value, beginning of period ...............    $  10.39
                                                        --------
Income/(loss) from investment operations:

Net investment income* .............................        0.22
Net realized and unrealized gain/(loss) on
 investments .......................................        0.00
                                                        --------
Total from investment operations ...................        0.22
                                                        --------
Less distributions:
Dividends from net investment income ...............           -
Distributions from capital gains ...................           -
                                                        --------
Total distributions ................................           -
                                                        --------
Net asset value, end of period .....................    $  10.61
                                                        ========
Total return1,2 ....................................        2.12%
                                                        ========
Ratios to average net assets/supplemental data:

Net assets, end of period (in 000's) ...............    $  3,284
Operating expenses including
 reimbursement/waiver and excluding earnings
 credits ...........................................        0.16%**
Operating expenses excluding
 reimbursement/waiver and earnings credits .........        1.40%**
Net investment income including
 reimbursement/waiver and excluding earnings
 credits ...........................................        4.27%**
Net investment income excluding
 reimbursement/waiver and earnings credits .........        3.02%**
Portfolio turnover rate ............................           0%***

                                                                         Year Ended December 31,
                                                     ---------------------------------------------------------------
                                                         2005         2004         2003         2002         2001
                                                     ------------ ------------ ------------ ------------ -----------
Net asset value, beginning of period ...............  $   10.11    $   10.10     $  10.09     $  10.08    $   9.92
                                                      ---------    ---------    ---------    ---------    --------
Income/(loss) from investment operations:

Net investment income* .............................       0.29         0.13         0.12         0.18        0.39
Net realized and unrealized gain/(loss) on
 investments .......................................       0.02        (0.01)       (0.02)       (0.01)       0.12
                                                      ---------    ---------    ---------    ---------    --------
Total from investment operations ...................       0.31         0.12         0.10         0.17        0.51
                                                      ---------    ---------    ---------    ---------    --------
Less distributions:
Dividends from net investment income ...............      (0.03)       (0.11)       (0.09)       (0.16)      (0.33)
Distributions from capital gains ...................          -            -            -            -       (0.02)
                                                      ---------    ---------    ---------    ---------    --------
Total distributions ................................      (0.03)       (0.11)       (0.09)       (0.16)      (0.35)
                                                      ---------    ---------    ---------    ---------    --------
Net asset value, end of period .....................  $   10.39     $  10.11     $  10.10     $  10.09     $  10.08
                                                      =========    =========    =========    =========    ========
Total return1,2 ....................................       3.02%        1.22%        1.03%        1.72%       5.17%
                                                      =========    =========    =========    =========    ========
Ratios to average net assets/supplemental data:

Net assets, end of period (in 000's) ...............  $   3,394    $   3,182    $   4,843    $   4,183    $  2,796
Operating expenses including
 reimbursement/waiver and excluding earnings
 credits ...........................................       0.20%        0.17%        0.17%        0.33%       0.33%
Operating expenses excluding
 reimbursement/waiver and earnings credits .........       1.21%        1.11%        1.07%        1.16%       1.36%
Net investment income including
 reimbursement/waiver and excluding earnings
 credits ...........................................       2.87%        1.19%        1.16%        1.76%       4.20%
Net investment income excluding
 reimbursement/waiver and earnings credits .........       1.85%        0.25%        0.18%        0.93%       3.17%
Portfolio turnover rate ............................          0%           0%           0%           0%          0%

----------
  1  Total return represents the total return for the period indicated.
  2  If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related policies. The inclusion of these charges would reduce the total return figures for all years shown.
  *  The selected per share data was calculated using the average shares outstanding method for the period.
 **  Annualized.
***  Non-annualized.

                       See Notes to Financial Statements.
                                       71

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS - (CONTINUED)

For a Fund Share Outstanding Throughout Each Period.

                                                        Six Month
                                                       Period Ended
                                                      June 30, 2006
                                                       (Unaudited)
                                                     ---------------
Net asset value, beginning of period ...............    $    12.78
                                                        ----------
Income/(loss) from investment operations:

Net investment income/(loss)* ......................         (0.09)
Net realized and unrealized gain/(loss) on
 investments .......................................          0.74
                                                        ----------
Total from investment operations ...................          0.65
                                                        ----------
Net asset value, end of period .....................    $    13.43
                                                        ==========
Total return1,2 ....................................          5.24%
                                                        ==========
Ratios to average net assets/supplemental data:

Net assets, end of period (in 000's) ...............    $   53,365
Operating expenses including
 reimbursement/waiver and excluding earnings
 credits ...........................................          1.60%* *
Operating expenses excluding
 reimbursement/waiver and earnings credits .........          1.64%* *
Net investment income/(loss) including
 reimbursement/waiver and excluding earnings
 credits ...........................................         (1.33)%**
Net investment income/(loss) excluding
 reimbursement/waiver and earnings credits .........         (1.38)%**
Portfolio turnover rate ............................           170%***

                                                                           Year Ended December 31,
                                                     --------------------------------------------------------------------
                                                          2005          2004          2003          2002         2001
                                                     ------------- ------------- ------------- ------------- ------------
Net asset value, beginning of period ...............   $  12.33      $  11.81      $   7.43      $  12.15      $  17.31
                                                       --------      --------      --------      --------      --------
Income/(loss) from investment operations:

Net investment income/(loss)* ......................      (0.11)        (0.16)        (0.14)        (0.15)        (0.12)
Net realized and unrealized gain/(loss) on
 investments .......................................       0.56          0.68          4.52         (4.57)        (5.04)
                                                       --------      --------      --------      --------      --------
Total from investment operations ...................       0.45          0.52          4.38         (4.72)        (5.16)
                                                       --------      --------      --------      --------      --------
Net asset value, end of period .....................   $  12.78      $  12.33      $  11.81      $   7.43      $  12.15
                                                       ========      ========      ========      ========      ========
Total return1,2 ....................................       3.65%         4.40%        58.95%       (38.93)%      (29.81)%
                                                       ========      ========      ========      ========      ========
Ratios to average net assets/supplemental data:

Net assets, end of period (in 000's) ...............   $ 52,655      $ 56,286      $ 57,193      $ 34,768      $ 58,437
Operating expenses including
 reimbursement/waiver and excluding earnings
 credits ...........................................       1.66%         1.58%         1.66%         1.66%         1.54%
Operating expenses excluding
 reimbursement/waiver and earnings credits .........       1.73%         1.77%         1.79%         1.82%         1.71%
Net investment income/(loss) including
 reimbursement/waiver and excluding earnings
 credits ...........................................      (0.94)%       (1.38)%       (1.52)%       (1.61)%        1.14%
Net investment income/(loss) excluding
 reimbursement/waiver and earnings credits .........      (1.01)%       (1.57)%       (1.65)%       (1.77)%        1.31%
Portfolio turnover rate ............................        152%           96%          206%          234%          319%

----------
  1  Total return represents the total return for the period indicated.
  2  If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related policies. The inclusion of these charges would reduce the total return figures for all years shown.
  *  The selected per share data was calculated using the average shares outstanding method for the period.
 **  Annualized.
***  Non-annualized.

                       See Notes to Financial Statements.
                                       72

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS - (CONTINUED)

For a Fund Share Outstanding Throughout Each Period.

                                                        Six Month
                                                       Period Ended
                                                      June 30, 2006
                                                       (Unaudited)
                                                     ----------------
Net asset value, beginning of period ...............    $   13.11
                                                        ---------
Income/(loss) from investment operations:

Net investment income/(loss)* ......................         0.12
Net realized and unrealized gain/(loss) on
 investments .......................................         0.99
                                                        ---------
Total from investment operations ...................         1.11
                                                        ---------
Less distributions:
Dividends from net investment income ...............            -
Distributions from capital gains ...................            -
                                                        ---------
Total distributions ................................            -
                                                        ---------
Net asset value, end of period .....................    $   14.22
                                                        =========
Total return1,2 ....................................         8.47%
                                                        =========
Ratios to average net assets/supplemental data:

Net assets, end of period (in 000's) ...............    $  44,794
Operating expenses including
 reimbursement/waiver and excluding earnings
 credits ...........................................         1.69%**
Operating expenses excluding
 reimbursement/waiver and earnings credits .........         1.77%**
Net investment income/(loss) including
 reimbursement/waiver and excluding earnings
 credits ...........................................         1.77%**
Net investment income/(loss) excluding
 reimbursement/waiver and earnings credits .........         1.69%**
Portfolio turnover rate ............................          100%***

                                                                          Year Ended December 31,
                                                     ------------------------------------------------------------------
                                                         2005         2004         2003          2002          2001
                                                     ------------ ------------ ------------ ------------- -------------
Net asset value, beginning of period ...............   $  11.91     $  10.91     $   8.30     $  10.52      $  14.27
                                                       --------     --------     --------     --------      --------
Income/(loss) from investment operations:

Net investment income/(loss)* ......................       0.10         0.03         0.05        (0.01)            -
Net realized and unrealized gain/(loss) on
 investments .......................................       1.11         1.13         2.64        (2.21)        (3.75)
                                                       --------     --------     --------     --------      --------
Total from investment operations ...................       1.21         1.16         2.69        (2.22)        (3.75)
                                                       --------     --------     --------     --------      --------
Less distributions:
Dividends from net investment income ...............      (0.01)       (0.16)       (0.08)           -             -
Distributions from capital gains ...................          -            -            -            -             -
                                                       --------     --------     --------     --------      --------
Total distributions ................................      (0.01)       (0.16)       (0.08)           -             -
                                                       --------     --------     --------     --------      --------
Net asset value, end of period .....................   $  13.11     $  11.91     $  10.91     $   8.30      $  10.52
                                                       ========     ========     ========     ========      ========
Total return1,2 ....................................      10.12%       10.61%       32.49%      (20.99)%      (26.35)%
                                                       ========     ========     ========     ========      ========
Ratios to average net assets/supplemental data:

Net assets, end of period (in 000's) ...............   $ 41,882     $ 39,276     $ 35,741     $ 26,286      $ 33,544
Operating expenses including
 reimbursement/waiver and excluding earnings
 credits ...........................................       1.71%        1.55%        1.46%        1.58%         1.53%
Operating expenses excluding
 reimbursement/waiver and earnings credits .........       1.80%        1.60%        1.51%        1.62%         1.54%
Net investment income/(loss) including
 reimbursement/waiver and excluding earnings
 credits ...........................................       0.84%        0.26%        0.59%       (0.08)%        0.00%
Net investment income/(loss) excluding
 reimbursement/waiver and earnings credits .........       0.75%        0.21%        0.54%       (0.12)%       (0.01)%
Portfolio turnover rate ............................         48%         161%          68%         139%          103%

----------
  1  Total return represents the total return for the period indicated.
  2  If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related policies. The inclusion of these charges would reduce the total return figures for all years shown.
  *  The selected per share data was calculated using the average shares outstanding method for the period.
 **  Annualized.
***  Non-annualized.

                       See Notes to Financial Statements.
                                       73

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
SOCIALLY RESPONSIBLE FUND
FINANCIAL HIGHLIGHTS - (CONTINUED)

For a Fund Share Outstanding Throughout Each Period.

                                                        Six Month
                                                       Period Ended
                                                      June 30, 2006
                                                       (Unaudited)
                                                     ----------------
Net asset value, beginning of period ...............    $   16.21
                                                        ---------
Income/(loss) from investment operations:

Net investment income* .............................         0.11
Net realized and unrealized gain/(loss) on
 investments .......................................         0.97
                                                        ---------
Total from investment operations ...................         1.08
                                                        ---------
Less distributions:
Dividends from net investment income ...............            -
Distributions from capital gains ...................            -
                                                        ---------
Total distributions ................................            -
                                                        ---------
Net asset value, end of period .....................    $   17.29
                                                        =========
Total return2,3 ....................................         6.66%
                                                        =========
Ratios to average net assets/supplemental data:

Net assets, end of period (in 000's) ...............    $  82,392
Operating expenses including
 reimbursement/waiver and excluding earnings
 credits ...........................................         1.07%**
Operating expenses excluding
 reimbursement/waiver and earnings credits .........         1.27%**
Net investment income including
 reimbursement/waiver and excluding earnings
 credits ...........................................         1.30%**
Net investment income excluding
 reimbursement/waiver and earnings credits .........         1.10%**
Portfolio turnover rate ............................           29%***

                                                                         Year Ended December 31,
                                                     ----------------------------------------------------------------
                                                         2005         2004         2003         2002         2001
                                                     ------------ ------------ ------------ ------------ ------------
Net asset value, beginning of period ...............   $  15.42     $  13.79     $  10.87     $  12.75     $  14.11
                                                       --------     --------     --------     --------     --------
Income/(loss) from investment operations:

Net investment income* .............................       0.20         0.19         0.17         0.16         0.14
Net realized and unrealized gain/(loss) on
 investments .......................................       0.59         1.64         2.92        (1.88)       (1.17)
                                                       --------     --------     --------     --------     --------
Total from investment operations ...................       0.79         1.83         3.09        (1.72)       (1.03)
                                                       --------     --------     --------     --------     --------
Less distributions:
Dividends from net investment income ...............         -1      (0.20)       (0.17)       (0.16)       (0.14)
Distributions from capital gains ...................          -            -            -            -        (0.19)
                                                       --------     --------     --------     --------     --------
Total distributions ................................          -        (0.20)       (0.17)       (0.16)       (0.33)
                                                       --------     --------     --------     --------     --------
Net asset value, end of period .....................   $  16.21     $  15.42     $  13.79     $  10.87     $  12.75
                                                       ========     ========     ========     ========     ========
Total return2,3 ....................................       5.13%       13.30%       28.45%      (13.48)%      (7.30)%
                                                       ========     ========     ========     ========     ========
Ratios to average net assets/supplemental data:

Net assets, end of period (in 000's) ...............   $ 79,445     $ 80,336     $ 73,965     $ 58,960     $ 71,644
Operating expenses including
 reimbursement/waiver and excluding earnings
 credits ...........................................       1.03%        1.01%        1.03%        0.99%        1.04%
Operating expenses excluding
 reimbursement/waiver and earnings credits .........       1.26%        1.21%        1.22%        1.19%        1.20%
Net investment income including
 reimbursement/waiver and excluding earnings
 credits ...........................................       1.29%        1.35%        1.39%        1.35%        1.05%
Net investment income excluding
 reimbursement/waiver and earnings credits .........       1.06%        1.15%        1.20%        1.15%        0.89%
Portfolio turnover rate ............................         28%          32%          37%          27%         142%

----------
  1  Less than 0.01 per share.
  2  Total return represents the total return for the period indicated.
  3  If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related policies. The inclusion of these charges would reduce the total return figures for all years shown.
  *  The selected per share data was calculated using the average shares outstanding method for the period.
 **  Annualized.
***  Non-annualized.

                       See Notes to Financial Statements.
                                       74

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
FINANCIAL HIGHLIGHTS - (CONTINUED)

For a Fund Share Outstanding Throughout the Period.

                                                  For the Period May 1, 2006 to June 30,
                                                             2006(Unaudited)
                                               --------------------------------------------
                                                    2010           2010           2010
                                                 Aggressive      Moderate     Conservative
                                                    Fund           Fund           Fund
                                               -------------- -------------- --------------
Net asset value, beginning of period .........   $    10.00    $     10.00     $    10.00
                                                 ----------    -----------     ----------
Loss from investment operations:

Net investment loss* .........................      (0.01)      (0.01)       (0.01)
Net unrealized loss on investments ...........      (0.24)      (0.14)       (0.03)
                                                 ----------    -----------     ----------
Total from investment operations .............      (0.25)      (0.15)       (0.04)
                                                 ----------    -----------     ----------
Net asset value, end of period ...............   $     9.75    $      9.85     $     9.96
                                                 ==========    ===========     ==========
Total return1,2 ..............................      (2.50)%     (1.50)%      (0.40)%
                                                 ==========    ===========     ==========
Ratios to average net assets/supplemental data:

Net assets, end of period (in 000's) .........   $       16    $         4     $       34
Operating expenses including reimbursement/
 waiver** ....................................         0.50%          0.50%          0.50%
Operating expenses excluding reimbursement/
 waiver** ....................................       674.74%      2,766.14%        407.93%
Net investment income loss including
 reimbursement/waiver** ......................      (0.48)%     (0.52)%      (0.48)%
Net investment loss excluding reimbursement/
 waiver** ....................................      (674.72)%     (2766.12)%      (407.91)%
Portfolio turnover rate*** ...................            0%             0%             0%

                                                 For the Period May 1, 2006 to June 30, 2006(Unaudited)
                                               -----------------------------------------------------------
                                                    2015           2025           2035           2045
                                                  Moderate       Moderate       Moderate       Moderate
                                                    Fund           Fund           Fund           Fund
                                               -------------- -------------- -------------- --------------
Net asset value, beginning of period .........   $    10.00     $    10.00    $     10.00    $     10.00
                                                 ----------     ----------    -----------    -----------
Loss from investment operations:

Net investment loss* .........................        (0.01)         (0.01)         (0.01)         (0.01)
Net unrealized loss on investments ...........        (0.18)         (0.23)         (0.33)         (0.43)
                                                 ----------     ----------    -----------    -----------
Total from investment operations .............        (0.19)         (0.24)         (0.34)         (0.44)
                                                 ----------     ----------    -----------    -----------
Net asset value, end of period ...............   $     9.81     $     9.76    $      9.66    $      9.56
                                                 ==========     ==========    ===========    ===========
Total return1,2 ..............................        (1.90)%        (2.40)%        (3.40)%        (4.40)%
                                                 ==========     ==========    ===========    ===========
Ratios to average net assets/supplemental data:

Net assets, end of period (in 000's) .........   $       16     $       56    $        11    $         7
Operating expenses including reimbursement/
 waiver** ....................................         0.50%          0.50%          0.50%          0.50%
Operating expenses excluding reimbursement/
 waiver** ....................................       984.32%        359.81%       1424.92%       2447.96%
Net investment income loss including
 reimbursement/waiver** ......................        (0.50)%        (0.48)%        (0.43)%        (0.23)%
Net investment loss excluding reimbursement/
 waiver** ....................................      (984.31)%      (359.79)%     (1424.85)%     (2447.68)%
Portfolio turnover rate*** ...................            0%             0%             0%             0%

----------
  1  Total return represents the total return for the period indicated.
  2  If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related policies. The inclusion of these charges would reduce the total return figures for all years shown.
  *  The selected per share data was calculated using the average shares outstanding method for the period.
 **  Annualized.
***  Non-annualized.

                       See Notes to Financial Statements.
                                       75

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
NOTES TO THE FINANCIAL STATEMENTS

                                                       June 30, 2006 (Unaudited)

1. Significant Accounting Policies.

The Wilshire Variable Insurance Trust (the "Trust") is an open-end, diversified management investment company registered under the Investment Company Act of
1940, which offers units of beneficial ownership (shares) in 14 separate investment portfolios: Equity Fund, Balanced Fund, Income Fund, Short-Term
Investment Fund, Small Cap Growth Fund, International Equity Fund, Socially
Responsible Fund, 2010 Aggressive Fund, 2010 Moderate Fund, 2010 Conservative
Fund, 2015 Moderate Fund, 2025 Moderate Fund, 2035 Moderate Fund and 2045
Moderate Fund. These funds collectively are referred to as the "Funds."
Sponsorship of the Trust (formerly Horace Mann Mutual Funds) transferred from
The Horace Mann Companies to Wilshire Associates Incorporated (the "Adviser") on
September 30, 2004. Shares are presently offered to Horace Mann Life Insurance
Company (HMLIC) Separate Account and the HMLIC 401(k) Separate Account. The
Equity Fund shares also may be purchased under the dividend reinvestment plans by certain shareholders.

Fund Investment Objectives:

Equity Fund - primary, long-term capital growth; secondary, conservation of principal and production of income.

Balanced Fund - realization of high long-term total rate of return consistent with prudent investment risks.

Income Fund - long-term total rate of return in excess of the U.S. bond market over a full market cycle.

Short-Term Investment Fund - primary, realize maximum current income to the extent consistent with liquidity; secondary, preservation of principal.

Small Cap Growth Fund - long-term capital appreciation through investing primarily in equity securities of small cap companies with earnings growth potential.

International Equity Fund - long-term growth of capital through diversified holdings of marketable foreign equity investments.

Socially Responsible Fund - long-term growth of capital, current income and growth of income through investing primarily in equity securities of issuers that meet certain socially responsible criteria.

2010 Aggressive Fund, 2010 Moderate Fund, 2010 Conservative Fund, 2015 Moderate
Fund, 2025 Moderate Fund, 2035 Moderate Fund and 2045 Moderate Fund ("Target
Maturity Funds") - high total return until its target retirement date.
Thereafter, high current income and, as a secondary objective, capital appreciation.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

Security Valuation - A security listed or traded on U.S. exchanges is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National
Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, the most recent bid quotation is used. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price. Equity securities primarily traded on a foreign exchange or market are valued daily at the price, which is an estimate of the fair value price, as provided by an independent pricing service. Debt securities that have a remaining maturity of 60 days or less are valued at cost, plus or minus any amortized premium or discount. In the event market quotations are not readily available, securities are valued at fair value according to procedures established by the Board of Trustees or as determined in good faith by the
Pricing Committee, whose members are representatives of the Adviser. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued

                                       76

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
NOTES TO THE FINANCIAL STATEMENTS - (continued)

                                                       June 30, 2006 (Unaudited)

at fair value by the Pricing Committee. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. Investments in funds within the Balanced Fund and the Target
Maturity Funds are valued at their net asset value as reported by the underlying funds.

Security transactions and investment income - Security transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as they become available. Interest income including level yield, premium amortization and accretion of discount is accrued daily. Securities gains and losses are determined on the basis of identified cost.

The Equity Fund, Income Fund, Small Cap Growth Fund, International Equity Fund
and Socially Responsible may each purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Funds would generally purchase securities on a when-issued, delayed-delivery or forward commitment basis with the intention of acquiring the securities, each Fund may dispose of such securities prior to settlement if its subadviser deems it appropriate to do so.
Each Fund may dispose of or negotiate a when-issued or forward commitment after entering into these transactions. Such transactions are generally considered to be derivative transactions. The Fund will normally realize a capital gain or loss in connection with these transactions. When the Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, the Fund's custodian will maintain cash or liquid securities having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves while the commitment is outstanding.
These procedures are designed to ensure that each Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions.

Repurchase Agreements - Securities pledged as collateral for repurchase agreements are held by PFPC Trust Company and are designated as being held on each Fund's behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be creditworthy. The Fund bears the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the
Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period.

Mortgage Dollar Rolls - The Income Fund may enter into mortgage dollar rolls in which the Income Fund makes a forward commitment to purchase or sell a security and, instead of accepting or making delivery, the position is offset by a sale or purchase of the security with a simultaneous agreement to repurchase or resell similar, but not identical, securities at an agreed upon price in the future. The Income Fund accounts for such dollar rolls as purchases and sales and records an unrealized gain or loss each day equal to the difference between the original value of the purchase and the current market value. The Income Fund must maintain liquid securities having a value not less than the repurchase price, including accrued interest, for such dollar rolls. Losses may arise due to changes in values of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Income Fund's right to repurchase or resell securities may be limited.

Asset Backed Securities - These securities are secured by installment loans or leases or by revolving lines of credit. They often include credit enhancements that help limit investors' exposure to the underlying credit. These securities are valued on the basis of the timing and certainty of the cash flows compared to investments with similar durations.

Collateralized Mortgage Obligations - Planned Amortization Class (PAC) - These
securities have a predetermined schedule for principal repayment coupled with an enhanced degree of cash-flow certainty. A PAC security is a specific class of mortgages which usually carry the most stable cash flows and the lowest amount of prepayment risk. These securities are valued on the basis of the timing and certainty of the cash flows compared to investments with similar durations.

                                       77

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
NOTES TO THE FINANCIAL STATEMENTS - (continued)

                                                       June 30, 2006 (Unaudited)

American Depository Receipts (ADR) - A certificate issued by an American bank to evidence ownership of original foreign shares. The certificate is transferable and can be traded. The original foreign stock certificate is deposited with a foreign branch or correspondent bank of the issuing American bank.

Commission Credits - It is the policy of Alliance Bernstein L.P., Mellon Equity
Associates, LLP and Wellington Management Company, LLP, subadvisers for the
Equity Fund, to seek the best price and execution on each transaction and negotiate commission rates solely on the execution requirements of each trade.
Occasionally they place, under a directed brokerage arrangement, common stock trades with a broker/dealer who credits to the Fund part of the commissions paid. For the six months ended June 30, 2006, credits paid and disclosed as realized gains were $1,170 for the Equity Fund.

Foreign Currency Transactions -  The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into
U.S. dollars on the following basis:

     .    market value of investment securities, other assets and other liabilities at the daily rates of exchange and

     .    purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency and gains and losses between the ex-dividend and payment dates on dividends, interest and foreign withholding taxes. The effect of changes in foreign exchange rates on realized and unrealized gains or losses is reflected as a component of such gains or losses.

Forward Foreign Currency Contracts - The Funds may enter into forward foreign currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the
U.S. dollar cost of assets and liabilities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the differences between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

At June 30, 2006 the Income Fund had the following open forward foreign currency contracts:

                                                                                         Unrealized

                                           Local      Expiration     Current Value      Appreciation
Foreign Currency                         Currency        Date         U.S. Dollar      (Depreciation)
-------------------------------------   ----------   ------------   ---------------   ---------------
Short Contracts:
Australian Dollar ...................    413,358       8/8/2006        $ 306,998          $    127
Canadian Dollar .....................    214,469       8/8/2006          192,359            (3,398)
Euro Currency .......................      3,111      7/20/2006            3,985               (46)
Mexican Peso ........................    454,922      7/20/2006           40,067              (439)
New Zealand Dollar ..................    465,299      7/20/2006          283,162             6,254
Long Contracts:
Euro Currency .......................      3,111        7/20/06            3,985                47
                                                                                          --------
Net Unrealized Appreciation .........                                                     $  2,545
                                                                                          ========

Recent accoutning pronouncements - In July, 2006, the Financial Accounting
Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"),
"Accounting for Uncertainty in Income Taxes", effective for fiscal years beginning after December 15, 2006. This pronouncement provides guidance on the recognition, measurement, classification, and disclosures related to uncertain tax positions, along with any related interest and penalties. The Funds do not believe the impact of the adoption of FIN 48 will be material to the financial statements.

                                       78

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
NOTES TO THE FINANCIAL STATEMENTS - (continued)

                                                       June 30, 2006 (Unaudited)

2.  Investment Advisory Fee and Other Transactions.

The Trust employs the Adviser to manage the investment and reinvestment of the assets of the Funds and to continuously review, oversee and administer the
Funds' investment programs. The Adviser has entered into agreements with the following subadvisers: Equity Fund - Alliance Bernstein L.P., Mellon Equity
Associates, LLP and Wellington Management Company, LLP; Income Fund - Western
Asset Management Company, Western Asset Management Limited and BlackRock
Financial Management, Inc; International Equity Fund - The Boston Company Asset
Management, LLC and PanAgora Asset Management, Inc. (New Star Institutional
Managers Limited ceased to advise the International Equity Fund on June 16,
2006); Short-Term Investment Fund - Western Asset Management Company; Small Cap
Growth Fund - BNY Asset Management and Copper Rock Capital Partners, LLC
(BlackRock Financial Management, Inc. and Mazama Capital Management ceased to advise the Small Cap Growth Fund as of June 16, 2006); Socially Responsible Fund
- Alliance Bernstein L.P.

Each subadviser's fees are paid by the Adviser out of the advisory fees that it receives from each of the Funds. Fees paid to a subadviser of a Fund with multiple subadvisers depends upon the fee rate negotiated with the Adviser and upon the percentage of the Fund's assets allocated to that subadviser by the
Adviser, which may vary from time to time. Thus, the basis for fees paid to any such subadviser is not constant, and the relative amounts of fees paid to the various subadvisers of a Fund may fluctuate. These internal fluctuations, however, will not affect the total advisory fees paid by a Fund, which will remain fixed on the terms described below. The Adviser may, however, determine in its discretion to waive a portion of its fee if internal fluctuations in the fee to be paid to the subadvisers results in excess profit to the Adviser.
Because the Adviser will pay each subadviser's fees out of its own fees from the
Funds, there will not be any "duplication" of advisory fees paid by the Funds.

For the six months ended June 30, 2006, the Adviser provided services and assumed expenses pursuant to the Investment Advisory Agreements, for which it received a fee based on each Fund's average daily net assets, computed daily and payable monthly, at the following annual rates:

                                                                      Rate on
                                                                     Aggregate
                                            Rate on the First       Fund Assets
                                        $1 Billion of Aggregate     in Excess of
Fund                                          Fund Assets            $1 Billion
------------------------------------   -------------------------   -------------
Equity Fund ........................              0.550%                0.450%
Balanced Fund ......................              0.550                 0.450
Income Fund ........................              0.550                 0.450
Short-Term Investment Fund .........              0.275                 0.175
Small Cap Growth Fund ..............              1.150                 1.150
International Equity Fund ..........              1.000                 0.900
Socially Responsible Fund ..........              0.850                 0.750
2010 Aggressive Fund ...............              0.350                 0.350
2010 Moderate Fund .................              0.350                 0.350
2010 Conservative Fund .............              0.350                 0.350
2015 Moderate Fund .................              0.350                 0.350
2025 Moderate Fund .................              0.350                 0.350
2035 Moderate Fund .................              0.350                 0.350
2045 Moderate Fund .................              0.350                 0.350

The Adviser has contractually agreed to reimburse the Equity Fund, Balanced
Fund, Income Fund, Short-Term Investment Fund, Small Cap Growth Fund and
Socially Responsible for fees and expenses payable to the Funds' third party administrator, transfer agent and principal underwriter through December 31,
2006.

For the Target Maturity Funds, the Adviser has contractually agreed to waive fees and/or reimburse expenses through April 30, 2007, so that the total operating expenses for each Target Maturity Fund for this period will not exceed
0.50% (the "Expense Limitation"). Each Target Maturity Fund, for a period not to exceed three years from commencement of operations, will repay the Adviser any expenses in excess of the Expense Limitation, provided the Target Maturity Fund is able to effect such reimbursement and remain in compliance with the Expense
Limitation.

                                       79

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
NOTES TO THE FINANCIAL STATEMENTS - (continued)

                                                       June 30, 2006 (Unaudited)

For the six months ended June 30, 2006, the Adviser voluntarily waived and contractually reimbursed fees in the amounts listed below.

Fund                                    Fees Voluntarily Waived     Fees Contractually Reimbursed
------------------------------------   -------------------------   ------------------------------
Equity Fund ........................            $ 78,142                      $ 36,577
Balanced Fund ......................                   -                        15,417
Income Fund ........................              13,364                        11,092
Short-Term Investment Fund .........               8,957                        12,274
Small Cap Growth Fund ..............               3,257                         8,716
International Equity Fund ..........               9,471                         8,352
Socially Responsible Fund ..........              70,446                         9,628
2010 Aggressive Fund ...............                   -                         9,320
2010 Moderate Fund Fund ............                   -                         9,172
2010 Conservative Fund .............                   -                         9,268
2015 Moderate Fund .................                   -                         9,220
2025 Moderate Fund .................                   -                         9,317
2035 Moderate Fund .................                   -                         9,171
2045 Moderate Fund .................                   -                         9,132

Affiliated Broker - For the six months ended June 30, 2006, brokerage commissions paid on investment transactions in the Equity Fund and Socially
Responsible Fund amounted to $160,266 and $16,073, respectively. Amounts paid to
Sanford C. Bernstein Co., an affiliate of the Funds' subadviser for the Equity
Fund and Socially Responsible Fund were $2,217 and $2,735, respectively.

PFPC Inc. ("PFPC") serves as the Fund's administrator, accounting agent and transfer agent pursuant to a services agreement. PFPC has agreed to waive
$22,960 of administration fees for the Funds for the period from May 1, 2006 to
June 30, 2006.

The officers of the Trust receive remuneration from the Adviser. The Trust does not pay any remuneration to its officers with the exception of the Trust's chief compliance officer ("CCO"). The Trust and the Wilshire Mutual Funds, Inc. each pay a portion of the CCO's compensation, and the Adviser pays the remainder of such compensation. Effective January 1, 2006, the Trust and the Wilshire Mutual
Funds, Inc. together pay each independent trustee an annual Board member retainer of $10,000, an annual additional Board chair retainer of $16,000, a
Board meeting fee of $1,500, a telephonic meeting fee of $1,000, an annual
Committee member retainer of $4,000, an annual Committee chair retainer of
$8,000 in lieu of the $4,000 Committee member retainer, and a Committee telephonic meeting fee of $500.

3.  Distribution and Service Plan.

The Equity, Balanced, Income, Short-Term Investment, Small Cap Growth,
International Equity and Socially Responsible Funds have adopted a plan under
Rule 12b-1 of the 1940 Act that provides for a fee of 0.25% of each Fund's average net assets payable to PFPC Distributors, Inc. (the "Distributor") to compensate the Distributor for distribution and other services provided to shareholders.

The Target Maturity Funds have adopted a plan under Rule 12b-1 of the 1940 Act that provides for a fee of up to 0.25% of each Fund's average net assets payable to the Distributor to reimburse the Distributor for distribution and other services provided to shareholders. Currently, there is no expectation that the
Target Maturity Funds will incur expenses for distribution and shareholder services.

4.  Security Transactions.

For the six months ended June 30, 2006, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, were as follows:

Fund                         Purchases       Proceeds from Sales
-----------------------   ---------------   --------------------
Equity Fund ...........    $ 98,351,640         $ 125,927,242
Balanced Fund .........         999,706            12,833,259
Income Fund ...........      28,513,064            12,059,583

                                       80

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
NOTES TO THE FINANCIAL STATEMENTS - (continued)

                                                       June 30, 2006 (Unaudited)

Fund                                     Purchases      Proceeds from Sales
------------------------------------   -------------   --------------------
Short-Term Investment Fund .........             -                   -
Small Cap Growth Fund ..............    91,802,239          93,073,374
International Equity Fund ..........    43,079,390          43,822,218
Socially Responsible Fund ..........    23,779,084          26,260,358
2010 Aggressive Fund ...............        15,849                   -
2010 Moderate Fund .................         3,867                   -
2010 Conservative Fund .............        33,934                   -
2015 Moderate Fund .................        16,010                   -
2025 Moderate Fund .................        56,022                   -
2035 Moderate Fund .................        11,145                   -
2045 Moderate Fund .................         6,970                   -

Purchases and sales of U.S. Government and U.S. Government sponsored securities during the six months ended June 30, 2006 were:

Fund                        Purchases       Proceeds from sales
---------------------   ----------------   --------------------
Income Fund .........    $ 333,205,861         $ 336,828,807

The cost, unrealized appreciation and depreciation, which are book figures that approximate Federal income tax basis at June 30, 2006 for each Fund is as follows:

                                              Tax           Unrealized         Unrealized        Net Unrealized
Fund                                         Cost          Appreciation       Depreciation         App/(Dep)
------------------------------------   ----------------   --------------   ------------------   ---------------
Equity Fund ........................    $ 434,193,555      $ 82,672,488      $  (29,447,457)     $ 53,225,031
Balanced Fund ......................      226,478,059        23,423,054            (230,981)       23,192,073
Income Fund ........................      154,267,716         1,031,810          (2,911,492)       (1,879,682)
Short-Term Investment Fund .........        1,903,894                88              (1,563)           (1,475)
Small Cap Growth Fund ..............       50,767,594         1,856,599            (133,043)        1,723,556
International Equity Fund ..........       39,676,901         4,057,461            (237,371)        3,820,090
Socially Responsible Fund ..........       69,895,880        12,820,590          (3,313,742)        9,506,848
2010 Aggressive Fund ...............           15,849                24                (229)             (205)
2010 Moderate Fund .................            3,867                 9                 (29)              (20)
2010 Conservative Fund .............           33,934                79                (117)              (38)
2015 Moderate Fund .................           16,010                31                (122)              (93)
2025 Moderate Fund .................           56,022               311                 (17)              294
2035 Moderate Fund .................           11,145                 4                (135)             (131)
2045 Moderate Fund .................            6,970                 6                 (20)              (14)

5.  Significant Shareholder Activity.

On June 30, 2006, the Funds had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Funds. These represent omnibus shareholder accounts comprised of many individual shareholders.

Fund

------------------------------------------------------------
Equity Fund (2 omnibus shareholders) .......................       92%
Balanced Fund (1 omnibus shareholder) ......................      100%
Income Fund (2 omnibus shareholders) .......................      100%
Short-Term Investment Fund (1 omnibus shareholder) .........      100%
Small Cap Growth Fund (1 omnibus shareholder) ..............      100%
International Equity Fund (1 omnibus shareholder) ..........      100%
Socially Responsible Fund (1 omnibus shareholder) ..........      100%
2010 Aggressive Fund (1 omnibus shareholder) ...............      100%
2010 Moderate Fund (1 omnibus shareholder) .................      100%
2010 Conservative Fund (1 omnibus shareholder) .............      100%
2015 Moderate Fund (1 omnibus shareholder) .................      100%
2025 Moderate Fund (1 omnibus shareholder) .................      100%
2035 Moderate Fund (1 omnibus shareholder) .................      100%
2045 Moderate Fund (1 omnibus shareholder) .................      100%

                                       81

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
NOTES TO THE FINANCIAL STATEMENTS - (continued)

                                                       June 30, 2006 (Unaudited)

6.  Tax Information.

No provision for Federal income taxes is required since each Fund intends to quailfy or continue to qualify, as applicable, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the
United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year end; accordingly, tax-basis balances have not been determined as of June
30, 2006.

The Funds intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2005, the following Funds had available for
Federal income tax purposes unused capital losses as follows:

                                                                       December 31
                                     --------------------------------------------------------------------------------
                                          2008           2009            2010           2011        2012      2013
                                     -------------- -------------- --------------- -------------- -------- ----------
Balanced Fund ......................  $ 5,751,560              -               -              -        -          -
Equity Fund ........................   10,385,728              -    $ 42,546,430    $ 5,637,907        -          -
International Equity Fund ..........            -    $ 1,727,124       7,076,246              -        -          -
Short-Term Investment Fund .........            -              -               -              -    $ 586    $ 1,230
Small Cap Growth Fund ..............            -      7,581,990       9,619,277              -        -          -

                                       82

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
ADDITIONAL FUND INFORMATION

Information on Proxy Voting

The Securities and Exchange Commission ("SEC") has adopted the requirement that all funds file their complete proxy voting records with the SEC on an annual basis on Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year.

A description of policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, along with each Fund's proxy voting record relating to portfolio securities held during the most recent
12-month period ended June 30 is available at no charge, upon request by calling
1-888-200-6796, or on the SEC's website at http:// www.sec.gov.

Information on Form N-Q

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of period. The Trust's Form N-Q will be available on the SEC's website at http:// www.sec.gov, and may be reviewed and copied at the SEC's Public
Reference Room in Washington, DC. Information on the operation of the Public
Reference Room may be obtained by calling 1-202-551-8090.

                                       83

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS
(Unaudited)

During the six months ended June 30, 2006, the Board of Trustees (the "Board")
of Wilshire Variable Insurance Trust (the "Trust") approved an amendment to the advisory agreement with Wilshire Associates Incorporated ("Wilshire") on behalf of the Equity Fund, an advisory agreement with Wilshire on behalf of the 2010
Aggressive Fund, 2010 Moderate Fund, 2010 Conservative Fund, 2015 Moderate Fund,
2025 Moderate Fund, 2035 Moderate Fund and 2045 Moderate Fund (the "Target
Maturity Funds"), an amendment to the subadvisory agreement between Wilshire and
AllianceBernstein LP ("Alliance") with respect to the Equity Fund and subadvisory agreements with Wilshire and the following subadvisers: New York
Life Investment Management, LLC ("NY Life") and Pzena Investment Management, LLC
("Pzena") with respect to the Equity Fund, Bank of New York Asset Management
("BNY") and Cooper Rock Capital Partners, LLC ("Copper Rock") with respect to the Small Cap Growth Fund and PanAgora Asset Management, Inc. ("PanAgora") with respect to the International Equity Fund. In the following text, the subadvisers are referred to as "Subadvisers" and the Advisory Agreements with Wilshire and the Subadvisory Agreements between Wilshire and each Subadviser are referred to as "Advisory Agreements."

The information in this summary outlines the Board's considerations associated with its approval of each of the Advisory Agreements. In connection with its deliberations, the Board considered such information and factors as it believed to be relevant. As described below, the Board considered the nature, extent and quality of the services to be performed by Wilshire and the Subadvisers under the Advisory Agreements; comparative fees (and expense ratios with respect to
Wilshire) as provided by Wilshire in consultation with Lipper Inc. and as provided by the Subadvisers; the anticipated profits to be realized by Wilshire and the Subadvisers; the extent to which Wilshire and the Subadviser would realize economies of scale as a Fund grows; and whether any fall-out benefits will be realized by Wilshire and the Subadvisers. In considering these matters, the Board was advised with respect to relevant legal standards by independent counsel. In addition, the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees")
met with counsel in private sessions at which no representatives of the
Subadvisers and/or Wilshire were present.

As required by the Investment Company Act of 1940, each approval was confirmed by the unanimous separate vote of the Independent Trustees. In deciding to approve the Advisory Agreements, the Board did not identify a single factor as controlling and this summary does not describe all of the matters considered.
However, the Board concluded that each of the various factors referred to below favored such approval.

Information Received

The Board, including all the Independent Trustees, considered the Advisory
Agreements with Wilshire, Alliance, NY Life and Pzena pursuant to a process that concluded at the Board's February 24, 2006 meeting and the Advisory Agreements with BNY, Copper Rock and PanAgora pursuant to a process that concluded at the
Board's May 2, 2006 meeting, in each case following an extensive process. The
Trustees received information from Wilshire as to the Equity Fund and each
Target Maturity Fund describing: (i) the nature, extent and quality of services to be provided, (ii) the investment performance of the Equity Fund as provided by Lipper Inc., (iii) the costs of services to be provided and estimated profits to be realized by Wilshire, (iv) the extent to which economies of scale would be realized as the Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies as provided by Wilshire in consultation with Lipper Inc. and (vii) benefits realized or to be realized by Wilshire from its relationship with the Fund. The
Trustees received information from each Subadviser as to the Fund it manages or would manage describing: (i) the nature, extent and quality of services to be provided; (ii) where applicable, the investment performance of the Subadviser for a product similar to the Fund; (iii) the financial condition of the
Subadviser; (iv) the extent to which economies of scale would be realized as a
Fund grows; (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders; (vi) where applicable, comparisons of services rendered and amounts paid to other registered investment companies and any comparable advisory clients; and (vii) benefits to be realized by the Subadviser from its relationship with the Fund. The Independent Trustees also received a memorandum from counsel describing their duties in connection with contract approvals, and they were assisted in their review by independent legal counsel.

At the October 28, 2005 Board meeting, Wilshire initially presented its proposal to increase the advisory fees of the Equity Fund in order to permit it to hire and retain a wider variety of subadvisers, with the goal of providing superior investment performance during various market conditions. Following Wilshire's initial presentation, the Board requested that Wilshire provide the Board additional informational regarding its proposal, including, among other things, a detailed justification for the advisory fee increase and new data comparing the Fund's advisory fee and expense ratio, assuming the increase in the advisory fee, to peer funds. Wilshire responded to the Board's request and the Trustees received the additional information in advance of the February 23 and 24, 2006 meetings of the Contract Review Committee, Investment Committee and

                                       84

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS
(Unaudited) (Continued)

Board. The Trustees also received information from Wilshire regarding the projected investment returns of the proposed subadvisers, Alliance, NY Life and
Pzena.

Prior to consideration by the Board on February 24, 2006 and May 2, 2006, as
applicable, the Contract Review Committee met on February 23 and 24, 2006 and
May 1, 2006, respectively, to discuss the information provided. Following its evaluation of all materials provided, the Contract Review Committee concluded that it was in the best interests of each Fund to approve the agreements and recommended to the Board that each Advisory Agreement be approved. At its meeting on February 24, 2006 and May 2, 2006, as applicable, the Board considered the recommendation of the Contract Review Committee along with the other factors that the Board deemed relevant. The Board also considered reports from the Investment Committee (which is comprised solely of Independent
Trustees) which, on February 23, 2006 and May 2, 2006, reviewed data on the nature, extent and quality of services to be provided by Wilshire and the
Subadvisers.

Nature, Extent and Quality of Services - Wilshire (Equity Fund)

As to the amended Advisory Agreement with Wilshire, with respect to the nature, extent and quality of services provided by Wilshire, the Board reviewed the functions performed by Wilshire, noting that Wilshire performs administrative functions on behalf of the Fund and engages and oversees subadvisers to manage the assets of the Fund. The Board considered the experience and skills of the senior management leading fund operations, the experience and skills of the personnel performing the functions under the amended Advisory Agreement and the resources made available to such personnel. The Board also considered the compliance program established by Wilshire and the level of compliance maintained for the Fund. The Board concluded that appropriate resources were being provided under the current Advisory Agreement to administer the Fund's affairs. The Board reviewed the processes used by Wilshire to select, monitor and replace subadvisers, including some recently implemented changes in process.
The Board concluded that Wilshire was successful in negotiating favorable subadvisory agreements on behalf of the Fund. The Board concluded that Wilshire had a robust system in place for selecting, monitoring and terminating subadvisers, and that recent changes had improved the process. The Board also reviewed Wilshire's financial condition, and considered the ongoing financial support provided by Wilshire to the Trust through an Expense Reimbursement
Agreement that runs through December 31, 2006. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by Wilshire to the Fund are satisfactory. The Board reviewed information on the performance of the Fund for one, three and five year periods, along with performance information of a relevant securities index, a peer group of funds from Lipper's database and a peer universe of funds from Lipper's database. This information showed that for the Equity Fund, its performance compared favorably to funds in Lipper's large-cap core universe, which the Board concluded was an appropriate comparison, given the nature of the Fund's holdings. The Board noted
that the Fund had outperformed its benchmark index over all periods reviewed.
Based upon this review, the Board concluded that the performance of the Fund was satisfactory.

Although the Fund has experienced favorable investment performance, the Board considered the information presented by Wilshire that indicated that the Fund may benefit from a repositioning in order to respond to changes in market conditions. Further, the Board considered information presented by Wilshire analyzing the selection of subadvisers to optimize performance, which recommended the selection of subadvisers that charge higher fees than the current subadvisers managing the Fund's assets. The Board concluded that it was in the best interests of the Fund to pay advisory fees at a rate that would permit the employment of such subadvisers

Advisory Fees

The Board reviewed the proposed increase in the Fund's advisory fee and resulting total expense ratio and reviewed information comparing the pro forma advisory fee and total expense ratio to those of a peer group of funds prepared by Wilshire in consultation with Lipper Inc. The Board determined that the pro forma advisory fee and expense ratio for the Fund were within a competitive range. The Board considered that the increased fee would provide Wilshire additional flexibility when selecting subadvisers, with the goal of selecting subadvisers that would produce superior investment performance over various market conditions. As to total expenses, the Board noted that total expenses are influenced by the small size of the complex. In October 2005, the Board received information regarding fees charged by Wilshire to other clients, but determined such fees were not comparable because of the differences in the nature of services provided. The Board concluded that the increased advisory fee for the
Fund was reasonable and appropriate in amount.

                                       85

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS
(Unaudited) (Continued)

Profitability to Wilshire and Economies of Scale

With respect to the profitability of the amended Advisory Agreement, the Board primarily considered the fee structure of the amended Advisory Agreement, including the costs of the services to be provided and the profits to be realized by Wilshire from its relationship with the Fund. The Board concluded that the profits to be realized by Wilshire were reasonable in comparison with the costs of providing investment advisory services to the Fund. In addition, the Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reasonably reflect economies of scale for the benefit of shareholders. The Board reviewed the Fund's asset size, the
Fund's expense ratio, the expense reimbursements in place and whether the investment process produced economies of scale. The Board noted that the advisory fee for the Fund includes a breakpoint. The Board concluded that the
Fund's advisory fee reasonably reflected all available economies of scale.

Fall-Out Benefits

The Board considered the nature and amount of any benefits derived by Wilshire from its relationship with the Fund. The Board determined that the advisory fee was reasonable in light of these fall-out benefits.

Conclusion

Based upon all of the information considered and the conclusions reached, the
Board determined that the terms of the amended Advisory Agreement are fair and reasonable and that the amended Advisory Agreement is in the best interests of the Fund.

Nature, Extent and Quality of Services - Wilshire (Target Maturity Funds)

With respect to the nature, extent and quality of services provided, the Board reviewed the functions to be performed by Wilshire, in particular Wilshire's asset allocation strategy for the Target Maturity Funds. The Board considered the experience and skills of the senior management leading fund operations, the experience and skills of the personnel who would perform the functions under the advisory agreement and the resources made available to such personnel. The Board also considered the compliance programs established by Wilshire. The Board concluded that Wilshire's asset allocation process was reasonable. The Board noted the Trust's experience with Wilshire in connection with the existing Funds of the Trust. The Board also noted the financial support to be provided by
Wilshire to the Target Maturity Funds through an Expense Limitation Agreement.
Based upon all relevant factors, the Board concluded that the nature, extent and quality of services to be provided by Wilshire to the Target Maturity Funds are satisfactory.

Advisory fees

The Board reviewed the Target Maturity Funds' proposed advisory fees and estimated total expense ratios and reviewed information comparing the proposed advisory fees and estimated total expense ratios to those of other target maturity funds as compiled by Wilshire. The Board determined that the proposed advisory fees and estimated expense ratios for the Funds were within a competitive range. The Board concluded that the advisory fee for each Target
Maturity Fund was reasonable and appropriate in amount.

Profitability to Wilshire and Economies of Scale

With respect to the profitability of the Advisory Agreement, the Board primarily considered the fee structure of the Advisory Agreement, including the costs of the services to be provided and the profits to be realized by Wilshire from its relationship with the Target Maturity Funds. The Board concluded that the profits to be realized by Wilshire were reasonable in comparison with the costs of providing advisory services to the Funds. In addition, the Board considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect economies of scale for the benefit of shareholders.
The Board reviewed each Fund's projected asset size, each Fund's projected expense ratio, the Expense Limitation Agreement and whether the investment process produces economies of scale. The Board concluded that each Fund's advisory fee reasonably reflected economies of scale.

                                       86

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS
(Unaudited) (Continued)

Fall-Out Benefits

The Board considered the nature and amount of any benefits to be derived by
Wilshire from its relationship with the Funds. The Board determined that the advisory fees were reasonable in light of these fall-out benefits.

Conclusion

Based upon all of the information considered and the conclusions reached, the
Board concluded that the terms of the Advisory Agreement are fair and reasonable and that the Advisory Agreement is in the best interests of each Fund.

Nature, Extent and Quality of Services - Subadvisers

As to each Subadvisory Agreement, the Board considered the nature, extent and quality of services to be provided under each Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, and the experience and skills of investment personnel responsible for the day-to-day management of each Fund. The
Board also considered the Subadviser's compliance program. In addition, the
Board considered Wilshire's recommendation that each Subadvisory Agreement be approved.

..
Based upon all relevant factors, the Board concluded that Alliance, NY Life and
Pzena's investment performance for a product similar to the Equity Fund and
Copper Rock's investment performance for a product similar to the Small Cap
Growth Fund met or exceeded acceptable levels of investment performance as compared to a relevant market benchmark and, therefore, a satisfactory level of services was anticipated. The Board noted PanAgora's representation that it does not currently manage a product using the same investment strategy as will be employed for the International Equity Fund but concluded that based upon
PanAgora's investment performance for other international equity products, a satisfactory level of services was anticipated. The Board noted that BNY's investment performance for a product similar to the Fund was too new to judge, but based upon review of the organization and personnel, concluded that a satisfactory level of services was anticipated.

Subadvisory fees

 The Board considered the proposed subadvisory fees of each Subadviser. Where applicable, the Board evaluated the competitiveness of the subadvisory fees based upon data supplied by each Subadviser about the fees charged to other clients. The Board also considered that the subadvisory fee rates were negotiated at arm's length between the Adviser and each Subadviser and that the
Adviser will compensate the Subadviser from its fees.

The Board noted the favorable treatment to be afforded the Equity Fund in applying the breakpoints in Pzena's fee schedule. For the Small Cap Growth Fund, where the Subadvisers had other clients that were being managed using the same investment style, the Board noted that although BNY and Copper Rock may charge higher fees to the Adviser than are charged to their "Other Clients," the Board concluded that the fees charged to the Adviser were generally competitive.

Based upon all of the above, the Board determined that the proposed subadvisory fees of each Subadviser were reasonable.

Profitability to the Subadvisers

The Board noted that the Adviser will compensate each Subadviser from its own advisory fees and that the fees were negotiated at arm's length between the
Adviser and each Subadviser. In addition, the Board noted that the revenues to the various Subadvisers will be limited due to the size of the Funds. Based upon this information, profitability to the Subadvisers was not unreasonable.
Economies of Scale

The Board considered whether there will be economies of scale with respect to the subadvisory services to be provided to each Fund and whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The Board also considered whether the estimated effective subadvisory fee rate for each
Subadviser under the Advisory Agreement is reasonable in relation to the asset size of the Fund. The Board concluded that the fee schedule for each Subadviser reflects an appropriate recognition of any economies of scale.

                                       87

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS
(Unaudited) (Continued)

Fall-Out Benefits

The Board also considered the character and amount of other incidental benefits to be received by each Subadviser. The Board considered each Subadviser's soft dollar practices and use of affiliate brokerage, where applicable. The Board concluded that, taking into account the benefits arising from these practices, the fees to be charged under each Advisory Agreement were reasonable.

Conclusion

Based upon all of the information considered and the conclusions reached, the
Board determined that the terms of each Advisory Agreement are fair and reasonable and that each Advisory Agreement is in the best interests of each
Fund.

                                       88

WILSHIRE VARIABLE INSURANCE TRUST                         [GRAPHIC APPEARS HERE]
SEMI-ANNUAL REPORT

                                                                   June 30, 2006

Wilshire Variable Insurance Trust

Equity Fund
Balanced Fund
Income Fund
Short Term Investment Fund
Small Cap Growth Fund
International Equity Fund
Socially Responsible Fund
2010 Aggressive Fund
2010 Moderate Fund
2010 Conservative Fund
2015 Moderate Fund
2025 Moderate Fund
2035 Moderate Fund
2045 Moderate Fund

Board Of Trustees
DeWitt F. Bowman
Roger A. Formisano
Richard A. Holt
Harriet A. Russell
Lawrence E. Davanzo
George J. Zock

Officers of the Funds
Lawrence E. Davanzo
President

Helen Thompson

Secretary and Chief Compliance Officer

Scott Boroczi
Vice President and Treasurer

--------------------------------------------------------------------------------

Administrator And Transfer Agent
PFPC Inc.
760 Moore Road
King of Prussia, PA 19406

Investment Adviser
Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401-1085

Custodian
PFPC Trust Company
The Eastwick Center
8800 Tinicum Boulevard
Philadelphia, PA 19153

Independent Auditors
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street, Suite 1700
Philadelphia, PA 19103-7042

Investment Subadvisers
Alliance Bernstein L.P.
767 Fifth Avenue
New York, NY 10153

BlackRock Financial Management, Inc.
345 Park Avenue
New York, NY 10154-0010

BNY Asset Management
1633 Broadway, 13th Floor
New York, NY  10019

Investment Subadvisers (continued)

The Boston Company Asset Management, LLC
One Boston Place

Boston, Massachusetts 02108

Copper Rock Capital Partners, LLC
200 Clarendon Street

Boston, MA  02116

Mellon Equity Associates, LLP
500 Grant Street, Suite 4200
Pittsburgh, PA 15258

PanAgora Asset Management, Inc.
260 Franklin Street, 22nd Floor
Boston, MA  02110

Wellington Management Company, LLP
75 State Street

Boston, MA 02109

Western Asset Management Company
117 E. Colorado Blvd., Suite 600
Pasadena, CA 91105

Western Asset Management Limited
155 Bishopsgate, London England

EC2M 3XG

[LOGO] OF WILSHIRE VIT

c/o PFPC Inc.
P.O. Box 9807
Providence, RI 02940
1-888-200-6796

                                                                       WVISAR606

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the Registrant last disclosed such procedures in the definitive proxy statement filed with the SEC on August 13, 2004.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Wilshire Variable Insurance Trust

By (Signature and Title)*	/s/ Lawrence E. Davanzo
Lawrence E. Davanzo, President (principal executive officer)

Date 8/24/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lawrence E. Davanzo
Lawrence E. Davanzo, President (principal executive officer)

Date 8/24/06

By (Signature and Title)*	/s/ Scott Boroczi
Scott Boroczi, Treasurer (principal financial officer)

Date 8/24/06

*	Print the name and title of each signing officer under his or her signature.